Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Short Duration Tax Free Fund
Intermediate Tax Free Fund
National Tax Free Fund
High Income Municipal Bond Fund
Short Duration High Income Municipal Bond Fund
Sustainable Municipal Bond Fund
California Tax Free Fund
New Jersey Tax Free Fund
New York Tax Free Fund

For the period ended December 31, 2024

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 81.77%

MUNICIPAL BONDS 81.77%

Corporate-Backed 4.38%
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	$15,000,000	$15,006,182
City of Farmington - Public Service Co of New Mexico	3.90%	#(a)	6/1/2040	BBB	2,500,000	2,528,874
Development Authority of Burke County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2040	BBB+	3,750,000	3,737,581
Industrial Development Board of the City of Mobile Alabama - Alabama Power Co AL	1.00%	#(a)	6/1/2034	A1	3,100,000	3,057,789
Industrial Development Board of the City of Mobile Alabama - Alabama Power Co AL	3.65%	#(a)	7/15/2034	A1	5,000,000	4,999,768
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	2,500,000	2,502,083
Ohio Air Quality Development Authority - American Electric Power Co Inc	2.40%	#(a)	12/1/2038	BBB	10,700,000	9,896,031
Ohio Air Quality Development Authority - Ohio valley Electric Corp	1.50%	#(a)	2/1/2026	Baa3	1,000,000	969,471
Parish of St. James - NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB+	3,500,000	3,524,778
Parish of St. John the Baptist - Marathon Oil Corp LA	2.375%	#(a)	6/1/2037	A2	4,575,000	4,486,187
Parish of St. John the Baptist - Marathon Oil Corp LA	3.30%	#(a)	6/1/2037	A2	5,000,000	4,925,168
Parish of St. John the Baptist - Marathon Oil Corp LA	4.05%	#(a)	6/1/2037	A2	4,650,000	4,672,142
Virginia Resources Authority	5.00%		11/1/2036	Aa1	2,365,000	2,683,268
Virginia Resources Authority	5.00%		11/1/2038	Aa1	2,845,000	3,200,344
Total						66,189,666

Education 4.20%
California Community Choice Financing Authority	4.735% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	15,000,000	15,037,559
California State University	0.55%	#(a)	11/1/2049	Aa2	5,000,000	4,701,622
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%		6/15/2029	NR	950,000	920,575

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2026	Aaa	$1,000,000	$1,029,473
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2027	Aaa	1,400,000	1,460,753
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2028	Aaa	800,000	845,427
Florida Higher Educational Facilities Financial Authority - St Leo University Inc Obligated Group	5.00%		3/1/2025	BB	675,000	672,252
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2028	Ba2	1,135,000	1,146,266
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2029	Ba2	630,000	637,530
Louisiana Public Facilities Authority - Tulane University	5.00%		4/15/2037	A+	1,250,000	1,409,747
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2025	A1	7,490,000	7,540,586
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2026	A1	6,740,000	6,907,819
New Jersey Educational Facilities Authority - Montclair State University Inc (AGM)	5.00%		7/1/2027	AA	1,445,000	1,514,419
New Jersey Educational Facilities Authority - State of New Jersey	5.00%		8/1/2029	A2	2,500,000	2,693,885
New York State Dormitory Authority - Pace University	5.00%		5/1/2025	BBB-	625,000	627,577
New York State Dormitory Authority - Pace University	5.00%		5/1/2026	BBB-	1,375,000	1,400,095
New York State Dormitory Authority - Pace University	5.00%		5/1/2027	BBB-	1,500,000	1,550,122
New York State Dormitory Authority - Pace University	5.00%		5/1/2028	BBB-	1,480,000	1,546,989
New York State Dormitory Authority - Pace University	5.00%		5/1/2036	BBB-	2,500,000	2,722,228
New York State Dormitory Authority - Pace University	5.00%		5/1/2037	BBB-	3,000,000	3,249,404
Northside Independent School District TX (PSF-GTD)	3.45%	#(a)	8/1/2054	Aaa	4,000,000	4,007,027

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Ohio Air Quality Development Authority - Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	$1,300,000	$1,306,779
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2034	NR	625,000	642,812
Total						63,570,946

Energy 0.55%
New Mexico Municipal Energy Acquisition Authority	5.00%	#(a)	11/1/2039	Aa1	8,300,000	8,329,440

General Obligation 12.26%
California State Public Works Board	5.00%		10/1/2026	NR	90,000	93,431
California State Public Works Board	5.00%		10/1/2026	Aa3	1,410,000	1,463,265
California State Public Works Board	5.00%		10/1/2027	NR	205,000	217,316
California State Public Works Board	5.00%		10/1/2027	Aa3	3,095,000	3,269,984
City of Chicago IL GO	5.00%		1/1/2026	BBB+	6,890,000	6,970,636
City of Chicago IL GO	5.00%		1/1/2027	BBB+	6,400,000	6,554,449
City of Hutto TX GO (BAM)	5.00%		8/1/2037	AA	3,715,000	4,132,787
City of Jersey City NJ GO	4.50%		7/10/2025	NR	10,000,000	10,062,911
City of Lees Summit MO GO	5.00%		4/1/2027	Aaa	3,960,000	4,135,608
Commonwealth Financing Authority - Commonwealth of Pennsylvania Department of Community & Economic Development PA	5.00%		6/1/2025	Aa3	2,895,000	2,916,346
County of Cook IL GO	4.00%		11/15/2026	A+	4,945,000	5,018,038
County of Lake IL GO	4.00%		11/30/2027	AAA	2,620,000	2,684,288
Delaware Valley Regional Finance Authority PA	4.02% (MUNIPSA * 1 + .40%	)#	3/1/2057	A+	6,070,000	6,023,066
Eagle Mountain & Saginaw Independent School District TX (PSF-GTD)	4.00%	#(a)	8/1/2050	AAA	5,250,000	5,339,100
Florida Insurance Assistance Interlocal Agency, Inc.	5.00%		9/1/2025	Aa2	25,540,000	25,589,336
Louisiana Stadium & Exposition District	5.00%		7/1/2035	A2	2,690,000	2,971,329
Louisiana Stadium & Exposition District	5.00%		7/1/2036	A2	4,325,000	4,760,335
New Caney Independent School District TX (PSF-GTD)	4.00%	#(a)	2/15/2050	Aaa	6,500,000	6,610,352
Portland Community College District OR GO	5.00%		6/15/2038	AA+	3,500,000	3,914,133

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Schenectady City School District NY (ST AID WITHHLDG)	4.00%		7/25/2025	NR	$15,000,000	$15,061,410
State of Illinois GO	5.00%		3/1/2025	A-	4,000,000	4,008,730
State of Illinois GO	5.00%		3/1/2025	A-	5,500,000	5,512,003
State of Illinois GO	5.00%		12/1/2025	A-	10,000,000	10,143,533
State of Illinois GO	5.00%		3/1/2026	A-	4,050,000	4,123,758
State of Illinois GO	5.00%		11/1/2027	A-	5,000,000	5,226,995
State of Illinois GO	5.00%		2/1/2028	A-	5,990,000	6,184,032
State of Illinois GO	5.00%		10/1/2029	A-	2,115,000	2,231,857
State of Illinois GO	5.00%		11/1/2030	A-	7,200,000	7,382,778
State of Illinois GO	5.00%		5/1/2037	A-	4,500,000	4,929,282
State of Maryland GO	4.00%		8/1/2028	AAA	5,000,000	5,187,379
State of New Jersey GO	5.00%		6/1/2027	A1	5,000,000	5,234,530
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2036	AA	5,000,000	5,401,490
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2036	AA	1,800,000	2,015,269
Total						185,369,756

Health Care 14.92%
Allegheny County Hospital Development Authority - Allegheny Health Network Obligated Group PA	5.00%		4/1/2026	A	2,500,000	2,547,831
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon		6/30/2044	NR	1,399,000	985,914
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%		6/30/2039	NR	2,801,000	2,703,377
Berks County Municipal Authority - Tower Health Obligated Group PA	6.00%		6/30/2034	NR	208,897	223,641
Berks County Municipal Authority - Tower Health Obligated Group PA	8.00%		6/30/2034	NR	416,899	423,393
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%		4/1/2027	A	3,590,000	3,721,432
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%		4/1/2028	A	3,720,000	3,913,734
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group CA	5.00%		12/1/2037	BBB+	8,000,000	8,621,601
California Health Facilities Financing Authority - Providence St Joseph Health Obligated Group	5.00%	#(a)	10/1/2039	A	7,500,000	7,582,490

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2026	Baa2		$1,345,000	$1,367,358
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%		11/1/2027	BB+		10,000,000	10,131,461
California Statewide Communities Development Authority - John Muir Health Obligated Group	5.00%		12/1/2038	A+		4,500,000	5,133,295
Charlotte-Mecklenburg Hospital Authority - Atrium Health Obligated Group NC	5.00%	#(a)	1/15/2050	AA		4,275,000	4,551,600
Chattanooga Health Educational & Housing Facility Board - Erlanger Health Obligated Group TN	5.00%		12/1/2035	A		3,085,000	3,394,797
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR		8,825,000	8,847,416
City of Colby KS - Citizens Medical Center Inc	5.50%		7/1/2026	NR		5,600,000	5,611,445
City of Lenexa - Lakeview Village Inc KS	5.00%		5/15/2025	BB+	(b)	990,000	990,642
City of Seneca - Nemaha Valley Community Hospital KS	5.00%		9/1/2025	NR		2,000,000	2,003,489
Colorado Health Facilities Authority - AdventHealth Obligated Group	5.00%	#(a)	11/15/2049	NR		185,000	191,225
Colorado Health Facilities Authority - AdventHealth Obligated Group	5.00%	#(a)	11/15/2049	AA		1,825,000	1,883,165
County of Cuyahoga - MetroHealth System OH	5.00%		2/15/2025	BBB		1,500,000	1,501,332
County of Lehigh - St Luke’s Hospital Obligated Group PA	4.72% (MUNIPSA * 1 + 1.10%	)#	8/15/2038	A-		14,630,000	14,533,158
Crawford County Memorial Hospital Inc LA	5.00%		6/15/2027	NR		1,260,000	1,273,501
Gainesville & Hall County Hospital Authority - Northeast Georgia Health System Obligated Group GA	5.00%		10/15/2034	A		4,250,000	4,773,491
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	4.47% (MUNIPSA * 1 + .85%	)#	7/1/2049	AA-		11,000,000	11,002,455
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2037	AA-		6,000,000	6,687,835
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%	#(a)	7/1/2049	AA-		5,420,000	5,583,778

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Health & Educational Facilities Authority of the State of Missouri - SSM Health Care Obligated Group WA	5.00%	#(a)	6/1/2039	A+	$10,000,000	$10,485,951
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple University Health Obligated Group PA	5.00%		7/1/2027	BBB	5,000,000	5,118,999
Illinois Finance Authority - Plymouth Place Obligated Group	5.00%		5/15/2025	NR	270,000	271,698
Industrial Development Authority of the County of Pima - La Posada at Park Centre Inc Obligated Group AZ†	5.125%		11/15/2029	NR	1,500,000	1,507,268
Kentucky Economic Development Finance Authority - Owensboro Health Inc Obligated Group	5.00%		6/1/2025	Baa2	1,400,000	1,401,754
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%		7/1/2025	BBB-	800,000	804,614
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Vanderbilt University Medical Center Obligated Group TN	5.00%		7/1/2028	A	1,500,000	1,586,695
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%		7/1/2037	AA-	3,055,000	3,439,300
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%		7/1/2038	AA-	2,500,000	2,802,735
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%		7/1/2039	AA-	5,000,000	5,583,035
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%		7/1/2025	BBB-	1,600,000	1,605,624
New York State Dormitory Authority - Montefiore Obligated Group	5.00%		9/1/2027	BBB-	1,400,000	1,449,083
New York State Dormitory Authority - Montefiore Obligated Group	5.00%		9/1/2028	BBB-	1,500,000	1,567,651
New York State Dormitory Authority - Montefiore Obligated Group	5.00%		9/1/2029	BBB-	1,750,000	1,847,434
New York State Dormitory Authority - Montefiore Obligated Group	5.00%		9/1/2030	BBB-	1,000,000	1,062,928
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%		10/1/2030	BBB-	375,000	400,578

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%		10/1/2031	BBB-		$1,000,000	$1,075,701
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%		10/1/2032	BBB-		1,000,000	1,081,243
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%		10/1/2033	BBB-		1,000,000	1,084,691
Northampton County General Purpose Authority - St Luke’s Hospital Obligated Group PA	5.00%		8/15/2027	A-		3,250,000	3,385,220
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%		8/15/2025	BB		550,000	549,512
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%		8/15/2026	BB		800,000	811,418
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	5.25%		11/1/2039	A		8,000,000	8,873,466
Shelby County Health Educational & Housing Facilities Board - Baptist Memorial Health Care Obligated Group TN	5.00%	#(a)	9/1/2049	BBB+		8,750,000	9,221,999
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		2,850,000	2,860,903
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.00%		11/1/2037	A+		4,000,000	4,441,635
State of Ohio - University Hospitals Health System Inc Obligated Group	5.00%		1/15/2027	A		250,000	258,159
Tarrant County Cultural Education Facilities Finance Corp. - Baylor Scott & White Health Obligated Group TX	5.00%	#(a)	11/15/2052	AA-		2,180,000	2,223,613
Tulsa County Industrial Authority - Montereau Obligated Group OK	5.00%		11/15/2026	BBB-	(b)	500,000	504,140
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%		8/1/2029	A-		3,425,000	3,674,001
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%		8/1/2029	A-		3,500,000	3,754,454
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		7,515,000	7,749,098
Winchester Economic Development Authority - Valley Health Obligated Group VA	5.00%		1/1/2039	A+		1,350,000	1,492,399

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.00%		2/15/2029	BBB		$6,200,000	$6,522,088
Wisconsin Health & Educational Facilities Authority - Wisconsin Masonic Home Obligated Group	4.20%		8/15/2028	BBB-	(b)	5,000,000	4,968,318
Total							225,652,261

Housing 8.73%
California Housing Finance Agency - Del Sur Family Housing LP	5.00%	#(a)	5/1/2054	Aaa		1,750,000	1,796,327
Colorado Housing & Finance Authority (GNMA)	6.00%		5/1/2053	AA		2,455,000	2,658,858
Connecticut Housing Finance Authority	4.00%		5/15/2049	AAA		2,665,000	2,674,033
Connecticut Housing Finance Authority	6.25%		5/15/2054	AAA		2,405,000	2,599,140
Michigan State Housing Development Authority	4.25%		12/1/2049	AA+		2,180,000	2,192,426
Michigan State Housing Development Authority	6.25%		6/1/2055	AA+		5,000,000	5,492,512
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	4.25%		7/1/2049	AA+		1,860,000	1,871,648
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	5.00%		7/1/2053	AA+		6,215,000	6,380,860
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2054	AA+		5,530,000	5,980,774
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+		2,500,000	2,792,785
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		1/1/2055	AA+		3,540,000	3,978,613
Missouri Housing Development Commission (FHLMC), (FNMA), (GNMA)	3.25%		11/1/2052	AA+		1,525,000	1,496,919
New Jersey Housing & Mortgage Finance Agency	6.00%		10/1/2055	AA		3,560,000	3,846,871
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	4.00%		12/15/2031	Baa1		500,000	507,903
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3		500,000	506,300
New York State Housing Finance Agency (FHA), (SONYMA)	0.75%		11/1/2025	Aa2		270,000	261,568
New York State Housing Finance Agency (SONYMA)	0.75%		11/1/2025	Aa2		6,505,000	6,301,862

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	4.00%		1/1/2050	AA+		$1,705,000	$1,706,528
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+		5,415,000	5,854,114
North Dakota Housing Finance Agency	4.00%		1/1/2050	Aa1		2,455,000	2,462,019
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		3/1/2055	Aaa		4,000,000	4,380,263
Seattle Housing Authority - Yesler Block 6.6 LLLP WA (HUD)	5.00%		6/1/2027	AA		7,000,000	7,167,756
South Dakota Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%		5/1/2055	AAA		6,735,000	7,339,490
State of New York Mortgage Agency Homeowner Mortgage Revenue	3.50%		4/1/2049	Aa1		545,000	540,708
Texas State Affordable Housing Corp. - AHFC-FC Norman Housing LP	3.625%	#(a)	1/1/2045	Aaa		3,400,000	3,408,195
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2055	Aa2		5,000,000	5,585,988
Virginia Beach Development Authority - Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(b)	3,800,000	3,905,312
Virginia Housing Development Authority	3.625%	#(a)	7/1/2055	AAA		26,000,000	25,899,242
Wisconsin Housing & Economic Development Authority - East National LLC	5.00%	#(a)	8/1/2058	Aaa		2,000,000	2,045,360
Wisconsin Housing & Economic Development Authority Housing Revenue	3.75%	#(a)	11/1/2055	AA+		8,500,000	8,457,823
Wisconsin Housing & Economic Development Authority Housing Revenue (HUD)	0.81%	#(a)	11/1/2052	AA+		2,035,000	2,008,091
Total							132,100,288

Lease Obligations 1.32%
Commonwealth of Pennsylvania COPS	5.00%		7/1/2025	A1		500,000	504,336
New Jersey Economic Development Authority - New Jersey Transit Corp	5.00%		11/1/2028	A2		1,315,000	1,399,897
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%		6/15/2026	A2		4,000,000	4,105,198
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%		6/15/2025	A2		1,250,000	1,259,820
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2025	A2		12,500,000	12,712,605
Total							19,981,856

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Multi-Family Housing 0.18%
Illinois Housing Development Authority - South Shore IL Preservation LP (FHA), (HUD)	4.00%	#(a)	6/1/2026	Aaa	$2,700,000	$2,703,810

Other Revenue 4.10%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	12,325,000	12,339,633
California Infrastructure & Economic Development Bank - Museum Associates	4.32% (MUNIPSA * 1 + .70%	)#	12/1/2050	A3	6,500,000	6,473,418
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.25%		8/15/2026	Baa3	1,605,000	1,618,382
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.25%		8/15/2028	Baa3	1,920,000	1,933,032
Illinois Finance Authority - Field Museum Natural of History	4.322% (SOFR * .67 + 1.20%	)#	11/1/2034	A	4,285,000	4,279,989
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group†(c)	3.50%		7/1/2025	NR	425,000	297,500
Lower Alabama Gas District	4.00%	#(a)	12/1/2050	A2	19,085,000	19,113,217
Main Street Natural Gas, Inc. GA	5.00%		5/15/2025	A1	4,850,000	4,866,504
Public Finance Authority - Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	2,135,000	2,152,015
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%	#(a)	5/15/2051	AA+	5,700,000	5,847,282
Washington Convention & Sports Authority DC	5.00%		10/1/2030	Aa2	3,000,000	3,132,804
Total						62,053,776

Pollution Control 0.48%
North Carolina Capital Facilities Finance Agency - Republic Services Inc	3.70%	#(a)	7/1/2034	BBB+	7,250,000	7,248,972

Special Tax 0.43%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	2,495,000	2,537,220
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	3.478% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	2,000,000	1,995,189

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Village Community Development District No. 13 FL†	1.875%		5/1/2025	NR	$585,000	$581,725
Village Community Development District No. 13 FL†	2.625%		5/1/2030	NR	1,455,000	1,361,606
Total						6,475,740

Tax Revenue 3.07%
City of Sparks NV†	2.75%		6/15/2028	Baa2	150,000	146,200
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.00%		7/1/2038	AA+	7,000,000	8,005,844
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%		10/1/2026	NR	2,000,000	2,042,883
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2028	A2	3,995,000	4,241,959
New York City Transitional Finance Authority - New York City Transitional Finance Authority Future Tax Secured Revenue(d)	5.00%		11/1/2032	AAA	14,000,000	15,840,523
New York State Housing Finance Agency - State of New York Personal Income Tax Revenue	3.35%	#(a)	6/15/2054	Aa1	3,610,000	3,594,417
New York State Housing Finance Agency - State of New York Personal Income Tax Revenue	3.45%	#(a)	6/15/2054	Aa1	1,500,000	1,488,737
Sales Tax Securitization Corp. IL	5.00%		1/1/2025	AA-	5,000,000	5,000,000
State of Louisiana Gasoline & Fuels Tax Revenue	5.00%		5/1/2032	AA	2,875,000	3,216,139
State of Louisiana Gasoline & Fuels Tax Revenue	5.00%		5/1/2033	AA	2,500,000	2,821,296
Total						46,397,998

Taxable Revenue - Water & Sewer 2.47%
City of Houston Combined Utility System Revenue TX	5.00%		11/15/2037	Aa2	2,000,000	2,241,472
City of Houston Combined Utility System Revenue TX	5.00%		11/15/2038	Aa2	3,250,000	3,620,006
Jersey City Municipal Utilities Authority NJ	4.75%		5/1/2025	NR	6,000,000	6,025,353
Jersey City Municipal Utilities Authority Sewer Fund NJ	5.00%		5/1/2025	NR	4,875,000	4,897,385
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2036	AA	6,750,000	7,569,690

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Taxable Revenue - Water & Sewer (continued)
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2037	AA	$4,750,000	$5,302,333
Water Works Board of the City of Birmingham/The AL†	3.75%		9/1/2026	NR	7,750,000	7,679,154
Total						37,335,393

Transportation 4.77%
Central Texas Regional Mobility Authority	5.00%		1/1/2025	A	2,500,000	2,500,000
Central Texas Turnpike System	5.00%		8/15/2039	A-	4,570,000	5,050,769
Chicago Transit Authority Capital Grant Receipts Revenue IL	5.00%		6/1/2025	A+	2,000,000	2,013,013
Maryland Economic Development Corp. - CONSOL Marine Terminals LLC	5.75%		9/1/2025	BB	3,505,000	3,531,170
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A-	2,250,000	2,324,984
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A-	1,675,000	1,730,821
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A-	2,315,000	2,392,150
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2036	A2	5,500,000	6,124,055
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%		6/15/2033	A2	11,500,000	12,945,891
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%		6/15/2033	A2	4,000,000	4,499,776
New Jersey Turnpike Authority (AGM)	5.25%		1/1/2026	AA	7,645,000	7,728,994
North Carolina Turnpike Authority (AGM)	5.00%		1/1/2028	AA	1,500,000	1,551,556
North Texas Tollway Authority	5.00%		1/1/2026	AA-	5,500,000	5,609,199
Pennsylvania Turnpike Commission	5.00%		12/1/2035	A+	7,500,000	8,573,233
Port Authority of New York & New Jersey	3.00%		12/1/2027	AA-	2,500,000	2,456,525
State of Illinois GO	5.00%		11/1/2025	A-	3,000,000	3,038,807
Total						72,070,943

Utilities 19.91%
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	3,750,000	3,999,191
California Community Choice Financing Authority	5.00%	#(a)	11/1/2055	A1	7,500,000	7,900,129
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	Aaa	9,500,000	10,363,260
California Community Choice Financing Authority	5.25%	#(a)	11/1/2054	A2	8,800,000	9,323,090
Central Plains Energy Project NE	5.00%		9/1/2027	BBB+	1,305,000	1,342,721

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Central Plains Energy Project NE	5.215% (SOFR * .67 + 2.18%	)#	5/1/2053	A2	$20,000,000	$20,769,402
City of Rockport - Indiana Michigan Power Co IN	3.05%		6/1/2025	A3	3,500,000	3,488,572
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2037	Aa2	7,500,000	8,446,679
City of Seattle Municipal Light & Power Revenue WA	3.87% (MUNIPSA * 1 + .25%	)#	5/1/2045	AA	5,000,000	4,921,867
County of Jefferson Sewer Revenue AL	5.00%		10/1/2037	BBB+	12,035,000	13,118,272
Delaware State Economic Development Authority - Delmarva Power & Light Co	1.05%	#(a)	1/1/2031	A	6,315,000	6,208,211
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2040	BBB-	10,000,000	9,772,992
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	16,000,000	15,636,787
Development Authority of Appling County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2038	BBB+	1,250,000	1,245,860
Development Authority of Burke County - Georgia Power Co	2.875%	#(a)	12/1/2049	A	5,650,000	5,608,364
Development Authority of Burke County - Georgia Power Co	3.375%	#(a)	11/1/2048	BBB+	7,750,000	7,754,613
Development Authority of Monroe County - Georgia Power Co	3.875%	#(a)	6/1/2042	A	6,000,000	6,039,955
Development Authority of Monroe County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2039	BBB+	1,875,000	1,868,790
Energy Southeast A Cooperative District AL	5.235% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,119,274
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	6,000,000	6,478,679
Illinois Finance Authority - Peoples Gas Light & Coke Co/The	3.90%		3/1/2030	Aa3	5,000,000	4,867,296
Indiana Finance Authority - Indianapolis Power & Light Co	0.65%		8/1/2025	A2	4,500,000	4,408,275
Intermountain Power Agency UT	5.00%		7/1/2037	Aa3	3,500,000	3,884,641
Kentucky Municipal Power Agency	3.45%	#(a)	9/1/2042	Baa1	1,700,000	1,688,795
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	10,000,000	10,771,557
Long Island Power Authority NY	0.85%	#(a)	9/1/2050	A	12,000,000	11,768,356

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Lower Colorado River Authority TX	5.00%	#(a)	5/15/2039	A		$20,000,000	$20,680,930
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-		18,000,000	17,797,257
Montgomery County Industrial Development Authority - Constellation Energy Generation LLC PA	4.10%	#(a)	4/1/2053	BBB+		7,760,000	7,901,632
Municipal Electric Authority of Georgia	5.00%		1/1/2035	A2		3,895,000	4,363,419
Municipal Electric Authority of Georgia	5.00%		1/1/2036	A2		2,800,000	3,123,957
New Jersey Economic Development Authority - New Jersey Transit Corp	5.00%		3/1/2028	A2		2,840,000	3,001,966
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B		1,100,000	1,112,760
Philadelphia Gas Works Co. - Philadelphia Gas Works Co	5.00%		8/1/2030	A		2,000,000	2,182,608
Philadelphia Gas Works Co. - Philadelphia Gas Works Co	5.00%		8/1/2031	A		1,375,000	1,514,409
Philadelphia Gas Works Co. - Philadelphia Gas Works Co	5.00%		8/1/2032	A		3,000,000	3,332,544
Public Power Generation Agency NE	5.00%		1/1/2031	A2		1,500,000	1,649,339
Public Power Generation Agency NE	5.00%		1/1/2032	A2		1,200,000	1,329,014
Southeast Energy Authority A Cooperative District AL	4.825% (SOFR * .67 + 1.79%	)#	5/1/2053	A2		18,000,000	18,345,096
Southern California Public Power Authority - City of Anaheim Electric System Revenue CA	5.00%	#(a)	4/1/2055	A2		5,250,000	5,547,196
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	NR	(b)	9,040,000	9,296,573
Texas Municipal Gas Acquisition & Supply Corp. IV	5.25%		1/1/2030	A1		4,660,000	4,910,561
West Virginia Economic Development Authority - Appalachian Power Co	0.625%	#(a)	12/1/2038	BBB+		8,500,000	8,156,593
Total							301,041,482
Total Municipal Bonds (cost $1,240,701,678)							1,236,522,327

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2024

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 18.08%

Variable Rate Demand Notes 18.08%

Education 3.64%
New York State Dormitory Authority - Pace University	4.500%	1/2/2025	5/1/2044	BBB-	$20,000,000	$20,000,000
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	4.400%	1/2/2025	9/1/2045	A	21,875,000	21,875,000
Philadelphia Authority for Industrial Development - Thomas Jefferson University Obligated PA	4.400%	1/2/2025	9/1/2050	A	13,125,000	13,125,000
Total						55,000,000

General Obligation 2.87%
City of New York NY GO	4.000%	1/2/2025	4/1/2042	AA	3,200,000	3,200,000
City of New York NY GO	4.000%	1/2/2025	4/1/2042	AA	30,225,000	30,225,000
Florida Insurance Assistance Interlocal Agency, Inc.	4.400%	1/2/2025	9/1/2032	Aa2	10,000,000	10,000,000
Total						43,425,000

Health Care 8.87%
Harris County Cultural Education Facilities Finance Corp. - Baylor College of Medicine TX	4.130%	1/2/2025	11/15/2046	A	39,975,000	39,975,000
Health Care Authority for Baptist Health - Brazos Presbyterian Homes Obligated Group AL	5.020%	1/2/2025	11/1/2042	A3	29,133,000	29,133,000
Rib Floater Trust Various States FL†	3.850%	1/2/2025	10/1/2054	A1	18,315,000	18,315,000
State of Ohio - University Hospitals Health System Inc Obligated Group	4.130%	1/2/2025	1/15/2033	A	10,000,000	10,000,000
State of Ohio - University Hospitals Health System Inc Obligated Group	4.130%	1/2/2025	1/15/2045	A	10,035,000	10,035,000
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.450%	1/2/2025	2/15/2053	BBB	26,675,000	26,675,000
Total						134,133,000

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2024

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Home Furnishings 0.66%
Rib Floater Trust Various States MD† (cost $10,000,000)	3.850%	5/15/2025	11/15/2049	A1	$10,000,000	$10,000,000

Pollution Control 1.58%
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX (cost $23,900,000)	4.300%	1/2/2025	4/1/2040	BBB+	23,900,000	23,900,000

Transportation 0.46%
Bay Area Toll Authority CA (cost $7,000,000)	3.700%	1/2/2025	4/1/2055	AA+	7,000,000	7,000,000
Total Short-Term Investments (cost $273,458,000)						273,458,000
Total Investments in Securities 99.85% (cost $1,514,159,678)						1,509,980,327
Other Assets and Liabilities – Net 0.15%						2,340,433
Net Assets 100.00%						$1,512,320,760
AGM	Insured by - Assured Guaranty Municipal Corporation.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
SONYMA	State of New York Mortgage Agency.
YoY	Year on Year Inflation Rates.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2024.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2024, the total value of Rule 144A securities was $77,594,571, which represents 5.13% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Securities purchased on a when-issued basis.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,236,522,327	$–	$1,236,522,327
Short-Term Investments
Variable Rate Demand Notes	–	273,458,000	–	273,458,000
Total	$–	$1,509,980,327	$–	$1,509,980,327

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.52%

MUNICIPAL BONDS 97.52%

Corporate-Backed 9.46%
Arizona Industrial Development Authority	3.625%		5/20/2033	BBB	$9,045,733	$8,573,380
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	31,580,000	31,593,014
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	4.50%		1/1/2025	NR	420,000	420,000
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR	550,000	550,296
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR	3,900,000	3,924,316
California Infrastructure & Economic Development Bank - DesertXpress Enterprises LLC AMT†	8.00%	#(a)	1/1/2050	NR	6,000,000	6,165,446
California Municipal Finance Authority - Waste Management Inc AMT	4.125%	#(a)	10/1/2041	A-	7,250,000	7,251,220
City of Farmington - Public Service Co of New Mexico	3.90%	#(a)	6/1/2040	BBB	7,000,000	7,080,847
City of Granite City - Waste Management of Illinois Inc IL AMT	1.25%		5/1/2027	A-	5,485,000	5,135,020
City of Henderson - Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR	7,055,000	6,926,923
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB	2,295,000	2,296,745
Development Authority of Burke County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2040	BBB+	3,750,000	3,737,581
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	624,120
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	7,430,000	7,600,001
Greater Orlando Aviation Authority - JetBlue Airways Corp FL	5.00%		11/15/2026	NR	2,980,000	2,982,052
Hobe-St Lucie Conservancy District Unit of Development No 1A	5.60%		5/1/2044	NR	1,845,000	1,895,708
Hoover Industrial Development Board - United States Steel Corp AL AMT	6.375%	#(a)	11/1/2050	BB-	8,525,000	9,639,053
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2050	BBB+	19,750,000	19,549,342
Indiana Finance Authority - Ohio Valley Electric Corp	2.50%		11/1/2030	Baa3	1,000,000	912,250
Indiana Finance Authority - Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	5,600,000	5,302,037

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Indiana Finance Authority - Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	$9,850,000	$9,325,904
Indiana Finance Authority - United States Steel Corp	4.125%		12/1/2026	BB-	1,625,000	1,624,211
Indiana Finance Authority - United States Steel Corp AMT	6.75%		5/1/2039	BB-	1,500,000	1,704,182
Industrial Development Authority of the County of Yavapai - Waste Management Inc AZ AMT	1.30%		6/1/2027	A-	4,650,000	4,348,520
Industrial Development Board of the City of Mobile Alabama - Alabama Power Co AL	3.65%	#(a)	7/15/2034	A1	7,500,000	7,499,652
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	13,710,000	13,721,425
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	AA+	11,050,000	11,801,759
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2035	A	3,020,000	3,128,276
Louisiana Local Government Environmental Facilities & Community Development Authority - Westlake Corp	3.50%		11/1/2032	BBB+	7,655,000	7,300,240
Louisiana Public Facilities Authority - Waste Pro USA Inc AMT†	6.75%	#(a)	10/1/2053	NR	12,000,000	13,011,515
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	2,570,000	1,667,288
Massachusetts Development Finance Agency - Waste Management of Massachusetts Inc AMT†	1.25%		5/1/2027	A-	3,250,000	3,042,628
Matagorda County Navigation District No. 1 - AEP Texas Inc	2.60%		11/1/2029	BBB+	6,800,000	6,390,765
Matagorda County Navigation District No. 1 - AEP Texas Inc	4.00%		6/1/2030	BBB+	8,000,000	7,999,646
Michigan Strategic Fund - Graphic Packaging International LLC AMT	4.00%	#(a)	10/1/2061	BB	5,640,000	5,626,533
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	10,000,000	9,967,822
New Hampshire Business Finance Authority	4.125%		1/20/2034	BBB	4,620,255	4,589,340
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	3.75%	#(a)	7/1/2045	B	1,970,000	1,662,956
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.00%		11/1/2027	B	6,225,000	6,131,469
New Hampshire Business Finance Authority - New York State Electric & Gas Corp AMT	4.00%		12/1/2028	A-	9,235,000	9,212,806

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB	$15,990,000	$16,006,219
New Jersey Economic Development Authority - United Airlines Inc	5.50%		6/1/2033	BB	1,500,000	1,510,045
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	2,450,000	2,463,051
New York Liberty Development Corp.	2.50%		11/15/2036	A+	2,500,000	2,036,686
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR	1,875,000	1,876,631
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR	1,920,000	1,922,225
New York Liberty Development Corp. - Goldman Sachs Headquarters LLC	5.25%		10/1/2035	A2	16,385,000	18,655,845
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+	2,900,000	2,870,486
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	2,000,000	1,877,336
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,040,451
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B+	1,285,000	1,287,176
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+	1,620,000	1,686,669
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	1,850,000	1,937,249
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2026	Baa3	3,110,000	3,146,762
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	5,500,000	5,159,482
Ohio Air Quality Development Authority - American Electric Power Co Inc	2.40%	#(a)	12/1/2038	BBB	5,685,000	5,257,844
Ohio Air Quality Development Authority - American Electric Power Co Inc AMT	2.50%	#(a)	11/1/2042	BBB	8,800,000	8,140,420
Ohio Air Quality Development Authority - American Electric Power Co Inc AMT	2.60%	#(a)	6/1/2041	BBB	18,210,000	16,922,620
Parish of St. James - NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB+	7,685,000	7,739,404
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	1,500,000	1,647,323
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB+	9,825,000	10,789,967
Parish of St. John the Baptist - Marathon Oil Corp LA	2.20%	#(a)	6/1/2037	A2	6,000,000	5,868,370
Parish of St. John the Baptist - Marathon Oil Corp LA	2.375%	#(a)	6/1/2037	A2	6,505,000	6,378,720

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Parish of St. John the Baptist - Marathon Oil Corp LA	3.30%	#(a)	6/1/2037	A2	$5,000,000	$4,925,168
Parish of St. John the Baptist - Marathon Oil Corp LA	4.05%	#(a)	6/1/2037	A2	7,750,000	7,786,904
Pennsylvania Economic Development Financing Authority - CONSOL Energy Inc AMT†	9.00%	#(a)	4/1/2051	BB	2,375,000	2,687,627
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B	1,035,000	843,410
Phenix City Industrial Development Board - WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	1,500,000	1,467,107
Port of Beaumont Industrial Development Authority - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	4.10%		1/1/2028	NR	8,000,000	7,112,850
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	10.00%		7/1/2026	NR	5,000,000	5,110,349
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	6,000,000	5,638,513
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	7,220,000	6,484,211
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	7,650,000	7,579,934
Public Finance Authority - TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	2,150,000	2,151,179
Public Finance Authority WI†	5.375%		12/15/2032	NR	2,899,000	2,900,739
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	6,740,000	6,825,326
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	5,500,000	5,586,589
Village Community Development District No 15 Series 2024 Special Assessment FL†	4.55%		5/1/2044	NR	5,750,000	5,703,513
Village Community Development District No. 15 FL†	4.85%		5/1/2038	NR	2,200,000	2,272,803
Village Community Development District No. 15 FL†	5.00%		5/1/2043	NR	5,180,000	5,319,775
Virginia Small Business Financing Authority - Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B	440,000	435,321
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR	4,900,000	3,724,000
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB	5,800,000	5,846,221
Total						478,538,808

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education 5.29%
Ann Arbor School District MI GO	4.00%		5/1/2037	A1		$3,475,000	$3,610,541
California Community Choice Financing Authority	4.735% (SOFR * .67 + 1.70%	)#	5/1/2053	A1		10,000,000	10,025,039
California School Finance Authority - Aspire Public Schools Obligated Group†	5.00%		8/1/2036	NR		125,000	126,415
California School Finance Authority - Aspire Public Schools Obligated Group†	5.00%		8/1/2036	BBB		1,475,000	1,479,313
California State University	0.55%	#(a)	11/1/2049	Aa2		6,750,000	6,347,189
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%		6/15/2039	NR		2,160,000	2,097,204
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.00%		4/1/2038	A	(c)	3,230,000	3,422,548
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2034	A	(c)	1,625,000	1,780,556
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2035	A	(c)	1,125,000	1,227,310
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2036	A	(c)	2,175,000	2,363,570
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2039	A	(c)	6,220,000	6,659,406
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2031	AA		5,000,000	5,192,950
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.125%		8/15/2030	NR		3,500,000	3,527,118
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.75%		8/15/2038	NR		1,405,000	1,421,117
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	6.00%		8/15/2038	Baa3		19,860,000	20,046,410
Connecticut State Health & Educational Facilities Authority - Quinnipiac University	5.00%		7/1/2033	A-		8,230,000	8,268,630
County of Frederick - Mount St Mary’s University Inc MD†	5.00%		9/1/2027	BB+		1,255,000	1,261,436
County of Frederick - Mount St Mary’s University Inc MD†	5.00%		9/1/2032	BB+		2,400,000	2,409,332
County of Lincoln - Augustana College Association SD	4.00%		8/1/2041	BBB-		500,000	447,812
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2027	Ba3		1,545,000	1,554,201
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2037	Ba3		1,500,000	1,501,464

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2040	BBB-	$1,150,000	$1,185,061
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2045	BBB-	2,000,000	2,037,087
Duval County Public Schools FL	5.00%	7/1/2032	A+	7,040,000	7,082,769
Duval County Public Schools FL COPS (AGM)	5.00%	7/1/2035	AA	3,750,000	4,039,245
Illinois Finance Authority - Illinois Institute of Technology	4.00%	9/1/2035	Ba2	2,600,000	2,340,973
Illinois Finance Authority - Illinois Institute of Technology	5.00%	9/1/2030	Ba2	625,000	631,167
Illinois Finance Authority - Illinois Institute of Technology	5.00%	9/1/2031	Ba2	1,100,000	1,106,741
Illinois Finance Authority - Illinois Institute of Technology	5.00%	9/1/2032	Ba2	1,100,000	1,103,554
Illinois Finance Authority - Illinois Institute of Technology	5.00%	9/1/2033	Ba2	1,000,000	999,932
Illinois Finance Authority - Illinois Institute of Technology	5.00%	9/1/2034	Ba2	3,720,000	3,702,849
Illinois Finance Authority - Illinois Institute of Technology	5.00%	9/1/2036	Ba2	3,225,000	3,174,426
Illinois Finance Authority - Noble Network of Charter Schools	5.00%	9/1/2025	BBB	325,000	324,934
Indiana Finance Authority - Ohio Valley Electric Corp	4.25%	11/1/2030	Baa3	14,550,000	14,833,543
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2035	BB	2,350,000	2,357,558
IPS Multi-School Building Corp. - Indianapolis Board of School Commissioners IN	5.00%	7/15/2041	Aa2	2,125,000	2,304,805
Massachusetts Development Finance Agency - Emerson College	5.00%	1/1/2026	BBB+	5,135,000	5,138,307
Massachusetts Development Finance Agency - Emerson College	5.00%	1/1/2027	BBB+	2,700,000	2,701,456
Massachusetts Development Finance Agency - Emerson College	5.00%	1/1/2028	BBB+	1,810,000	1,810,966
Miami-Dade County Educational Facilities Authority - University of Miami FL	5.00%	4/1/2035	A2	6,560,000	7,425,783
Miami-Dade County Educational Facilities Authority - University of Miami FL	5.00%	4/1/2041	A2	5,000,000	5,476,225

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Miami-Dade County Educational Facilities Authority - University of Miami FL	5.00%		4/1/2042	A2	$16,000,000	$17,482,760
Miami-Dade County Educational Facilities Authority - University of Miami FL (AMBAC)	5.25%		4/1/2028	A2	5,000,000	5,335,139
New Hampshire Health & Education Facilities Authority Act - University System of New Hampshire	5.00%		7/1/2036	Aa3	5,000,000	5,031,113
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%		7/1/2026	BBB+	5,000,000	5,030,697
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%		7/1/2027	BBB+	10,000,000	10,037,998
New York State Dormitory Authority - New School	5.00%		7/1/2035	A3	5,345,000	5,471,616
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2031	BBB-	2,705,000	2,869,913
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2037	BBB-	11,000,000	11,448,807
New York State Dormitory Authority (AGM)	5.00%		10/1/2031	AA	10,000	10,717
New York State Dormitory Authority (AGM), (ST AID WITHHLDG)	5.00%		10/1/2037	AA	9,200,000	10,110,300
Ohio Air Quality Development Authority - Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	4,175,000	4,196,771
Ohio Higher Educational Facility Commission - Xavier University	5.00%		5/1/2032	Baa1	1,270,000	1,382,544
Ohio Higher Educational Facility Commission - Xavier University	5.00%		5/1/2034	Baa1	2,175,000	2,393,839
Ohio Higher Educational Facility Commission - Xavier University	5.00%		5/1/2036	Baa1	2,320,000	2,514,870
Ohio Higher Educational Facility Commission - Xavier University	5.00%		5/1/2037	Baa1	1,415,000	1,528,043
Ohio Higher Educational Facility Commission - Xavier University	5.00%		5/1/2040	Baa1	1,575,000	1,678,856
Ohio Higher Educational Facility Commission - Xavier University	5.00%		5/1/2042	Baa1	1,575,000	1,665,165
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2044	NR	2,000,000	1,993,594
State of Nevada Department of Business & Industry - Somerset Academy NLV Building 1/Sky Pointe/Stephanie/Losee Campuses†	4.50%		12/15/2029	BB	395,000	396,088

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
State of Nevada Department of Business & Industry - Somerset Academy NLV Building 1/Sky Pointe/Stephanie/Losee Campuses†	5.00%		12/15/2038	BB	$1,000,000	$1,002,370
Troy Capital Resource Corp. - Rensselaer Polytechnic Institute NY	5.00%		8/1/2026	A3	1,000,000	1,015,418
University of Houston TX	2.00%		2/15/2032	AA	6,095,000	5,249,899
University of Illinois	5.00%		10/1/2035	A2	885,000	956,745
University of Illinois	5.00%		10/1/2036	A2	920,000	990,434
University of Illinois	5.00%		10/1/2037	A2	800,000	860,892
University of Illinois	5.00%		10/1/2038	A2	800,000	857,075
University of Illinois	5.50%		10/1/2039	A2	1,360,000	1,514,875
University of Illinois	5.50%		10/1/2042	A2	1,650,000	1,826,629
University of Illinois (AGM)	4.00%		4/1/2033	AA	4,905,000	4,955,283
University of Kentucky (ST INTERCEPT)	4.75%		4/1/2034	AA+	3,000,000	3,005,939
Total						267,361,331

Financial Services 0.03%
Massachusetts Educational Financing Authority AMT	3.625%		7/1/2034	AA	415,000	411,497
New Jersey Higher Education Student Assistance Authority AMT	3.75%		12/1/2030	Aaa	515,000	513,143
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2032	Aaa	425,000	424,748
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2034	Aaa	385,000	384,207
Total						1,733,595

General Obligation 14.21%
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	11,335,000	11,856,639
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	10,000,000	10,580,896
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2040	Aa3	4,200,000	4,736,248
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2041	Aa3	3,550,000	3,985,773
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2042	Aa3	6,035,000	6,749,825

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chabot-Las Positas Community College District CA GO	3.00%	8/1/2038	AA	$2,500,000	$2,237,918
Chicago Board of Education IL GO	5.00%	12/1/2029	BB+	8,000,000	8,252,659
Chicago Board of Education IL GO	5.00%	12/1/2029	BB+	3,000,000	3,070,456
Chicago Board of Education IL GO	5.00%	12/1/2031	BB+	1,500,000	1,528,766
Chicago Board of Education IL GO	5.00%	12/1/2032	BB+	4,845,000	4,930,627
Chicago Board of Education IL GO	5.00%	12/1/2033	BB+	900,000	913,716
Chicago Board of Education IL GO	5.00%	12/1/2034	BB+	475,000	481,319
Chicago Board of Education IL GO	5.00%	12/1/2035	BB+	450,000	455,067
Chicago Board of Education IL GO	5.00%	12/1/2036	BB+	7,300,000	7,430,642
Chicago Board of Education IL GO	5.00%	12/1/2039	BB+	2,340,000	2,363,042
Chicago Board of Education IL GO	5.50%	12/1/2037	BB+	2,000,000	2,128,474
Chicago Board of Education IL GO	5.50%	12/1/2038	BB+	2,250,000	2,386,328
Chicago Board of Education IL GO†	6.75%	12/1/2030	BB+	5,000,000	5,380,632
Chicago Board of Education IL GO (AGM)	5.00%	12/1/2027	AA	2,860,000	2,957,641
City of Bellevue WA GO	4.00%	12/1/2030	AAA	5,590,000	5,600,015
City of Chicago IL GO	5.00%	1/1/2025	BBB+	7,555,000	7,555,000
City of Chicago IL GO	5.00%	1/1/2031	BBB+	2,210,000	2,227,303
City of Chicago IL GO	5.00%	1/1/2042	BBB+	34,540,000	35,366,698
City of Chicago IL GO	5.00%	1/1/2043	BBB+	43,745,000	44,636,689
City of Chicago IL GO	5.125%	1/1/2027	BBB+	1,970,000	1,971,919
City of Chicago IL GO	5.25%	1/1/2028	BBB+	2,215,000	2,217,301
City of Chicago IL GO	5.25%	1/1/2029	BBB+	2,025,000	2,027,104
City of Chicago IL GO	5.50%	1/1/2037	BBB+	1,945,000	1,947,273
City of Chicago IL GO	5.50%	1/1/2039	BBB+	6,000,000	6,369,456
City of Chicago IL GO	5.50%	1/1/2049	BBB+	3,750,000	3,829,564
City of Frisco TX GO	5.00%	2/15/2041	AAA	4,445,000	4,856,836
City of Houston TX GO	5.00%	3/1/2036	Aa3	1,800,000	2,001,258
City of Houston TX GO	5.00%	3/1/2038	Aa3	1,000,000	1,103,868
City of Houston TX GO	5.00%	3/1/2041	AA	3,750,000	4,107,954
City of Houston TX GO	5.25%	3/1/2039	Aa3	4,610,000	5,151,691
City of Houston TX GO	5.25%	3/1/2040	Aa3	5,800,000	6,453,177
City of Hutto TX GO (BAM )	5.00%	8/1/2040	AA	2,145,000	2,351,814
City of Hutto TX GO (BAM )	5.00%	8/1/2041	AA	3,500,000	3,820,317
City of Hutto TX GO (BAM )	5.00%	8/1/2042	AA	4,790,000	5,207,866
City of Lubbock TX GO	4.00%	2/15/2032	AA+	5,120,000	5,124,253
City of New Orleans LA GO	4.00%	10/1/2036	A+	2,290,000	2,309,067
City of New York NY GO	5.00%	6/1/2035	AA	7,685,000	7,738,379

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of New York NY GO	5.00%		10/1/2036	AA	$1,250,000	$1,386,474
City of New York NY GO	5.00%		4/1/2040	AA	2,000,000	2,213,482
City of New York NY GO	5.00%		9/1/2042	AA	8,055,000	8,857,934
City of New York NY GO	5.00%		9/1/2043	AA	5,000,000	5,467,198
Clark County School District NV GO	5.00%		6/15/2041	AA-	10,645,000	11,578,291
Commonwealth of Pennsylvania GO	4.00%		8/15/2041	Aa2	20,000,000	19,953,224
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	1,727,569	1,170,889
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	5,553,797	3,408,643
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	11,385,659	11,111,098
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	3,035,632	2,930,800
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	5,000,000	4,733,734
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	1,917,657	1,783,558
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	17,088,974	17,190,288
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	11,481,543	11,902,976
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	5,336,508	5,687,737
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	1,415,665	1,549,278
County of Howard MD GO	3.00%		8/15/2037	AAA	2,255,000	2,032,507
Delaware Valley Regional Finance Authority PA	4.02% (MUNIPSA * 1 + .40%	)#	3/1/2057	A+	5,000,000	4,961,339
Denton Independent School District TX GO (PSF-GTD)	5.00%		8/15/2039	AAA	5,500,000	6,074,482
Fort Bend Independent School District TX GO (PSF-GTD)	0.875%	#(a)	8/1/2050	AAA	5,325,000	5,240,725
Houston Independent School District TX GO (PSF-GTD)	3.50%	#(a)	6/1/2039	AAA	10,000,000	9,981,950
Lamar Consolidated Independent School District TX GO	5.00%		2/15/2038	AA-	1,750,000	1,927,286
Louisiana Stadium & Exposition District	5.00%		7/1/2038	A2	7,345,000	8,052,076
Louisiana Stadium & Exposition District	5.00%		7/1/2039	A2	6,550,000	7,144,401
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2037	A2	4,000,000	4,412,938
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2036	A2	2,000,000	2,239,374
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%		6/15/2037	A2	4,000,000	4,412,938
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		8/1/2038	AAA	5,000,000	5,067,264

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	2/1/2039	AAA	$11,820,000	$11,897,774
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	4.00%	3/15/2037	AA+	5,195,000	5,310,557
New York State Dormitory Authority (BAM)	5.00%	10/1/2035	AA	5,000,000	5,461,521
Palm Beach County School District FL COPS	5.00%	8/1/2037	Aa3	1,000,000	1,113,363
Palm Beach County School District FL COPS	5.00%	8/1/2038	Aa3	2,375,000	2,634,212
Palm Beach County School District FL COPS	5.00%	8/1/2039	Aa3	2,250,000	2,482,383
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.25%	6/30/2035	Baa2	5,250,000	5,652,086
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.25%	6/30/2036	Baa2	8,550,000	9,175,186
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.50%	6/30/2037	Baa2	5,575,000	6,081,411
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.50%	6/30/2038	Baa2	6,200,000	6,743,906
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2026	Aa3	500,000	514,662
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2027	Aa3	600,000	626,001
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2028	Aa3	500,000	529,056
Sheboygan Area School District WI	3.00%	3/1/2039	Aa1	2,005,000	1,809,910
Sheboygan Area School District WI	3.00%	3/1/2040	Aa1	2,000,000	1,776,271
Sheboygan Area School District WI	3.00%	3/1/2041	Aa1	2,425,000	2,125,480
State of California GO	4.00%	8/1/2035	Aa2	20,000,000	20,109,960
State of California GO	5.00%	9/1/2035	Aa2	9,000,000	10,137,276
State of California GO	5.00%	8/1/2039	Aa2	6,500,000	7,400,956

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of California GO	5.00%	10/1/2039	Aa2	$4,000,000	$4,487,179
State of California GO	5.25%	8/1/2044	Aa2	5,000,000	5,682,515
State of Connecticut GO	4.00%	6/15/2037	AA-	775,000	777,525
State of Connecticut GO	5.00%	6/15/2035	AA-	1,125,000	1,182,970
State of Illinois GO	4.00%	10/1/2034	A-	5,000,000	5,011,844
State of Illinois GO	4.00%	10/1/2035	A-	5,000,000	4,979,593
State of Illinois GO	5.00%	2/1/2028	A-	13,620,000	14,061,189
State of Illinois GO	5.00%	11/1/2029	A-	2,800,000	2,873,350
State of Illinois GO	5.00%	11/1/2032	A-	9,200,000	9,410,858
State of Illinois GO	5.00%	10/1/2033	A-	5,000,000	5,221,401
State of Illinois GO	5.00%	5/1/2038	A-	2,000,000	2,181,535
State of Illinois GO	5.00%	5/1/2039	A-	3,000,000	3,250,829
State of Illinois GO	5.00%	12/1/2039	A-	15,000,000	16,207,565
State of Illinois GO	5.00%	5/1/2040	A-	6,000,000	6,462,938
State of Illinois GO	5.00%	5/1/2041	A-	6,000,000	6,437,580
State of Illinois GO	5.00%	12/1/2042	A-	11,320,000	12,056,861
State of Illinois GO	5.25%	2/1/2034	A-	3,295,000	3,296,935
State of Illinois GO	5.25%	10/1/2036	A-	17,540,000	19,278,221
State of Illinois GO	5.25%	5/1/2038	A-	9,750,000	10,591,567
State of Illinois GO	5.25%	5/1/2042	A-	15,000,000	16,327,161
State of Illinois GO	5.25%	5/1/2043	A-	7,830,000	8,489,896
State of Illinois GO	5.50%	5/1/2039	A-	11,000,000	11,853,057
State of New Jersey GO	2.00%	6/1/2029	A1	5,000,000	4,564,092
Town of Oyster Bay NY GO (AGM)	2.00%	3/1/2030	AA	2,125,000	1,907,961
Town of Oyster Bay NY GO (AGM)	2.00%	3/1/2031	AA	2,040,000	1,795,407
Village of Schaumburg IL GO	3.00%	12/1/2027	AAA	6,185,000	6,099,677
Village of Skokie IL GO	3.00%	12/1/2029	Aa2	1,080,000	1,062,569
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2039	AA	4,400,000	4,842,296
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2041	AA	7,000,000	7,634,890
Total					718,485,786

Health Care 15.45%
Allegheny County Hospital Development Authority - Allegheny Health Network Obligated Group PA	5.00%	4/1/2031	A	16,000,000	16,619,910
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2031	BBB	7,000,000	6,940,996

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Arizona Industrial Development Authority - Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.125%	5/1/2044	NR	$3,875,000	$3,850,018
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.00%	8/1/2034	BBB	12,250,000	13,449,531
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	5,774,000	4,069,096
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	6/30/2039	NR	11,556,000	11,153,240
Berks County Municipal Authority - Tower Health Obligated Group PA	6.00%	6/30/2034	NR	861,962	922,800
Berks County Municipal Authority - Tower Health Obligated Group PA	8.00%	6/30/2034	NR	1,720,232	1,747,030
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.25%	12/1/2035	BB	3,000,000	3,004,733
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%	4/1/2038	A	7,000,000	7,725,041
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%	4/1/2039	A	5,500,000	6,028,371
Bucks County Industrial Development Authority - Grand View Hospital/ Sellersville Obligated Group PA	5.00%	7/1/2030	B+	2,075,000	2,171,378
Bucks County Industrial Development Authority - Grand View Hospital/ Sellersville Obligated Group PA	5.00%	7/1/2031	B+	1,150,000	1,210,423
Bucks County Industrial Development Authority - Grand View Hospital/ Sellersville Obligated Group PA	5.00%	7/1/2032	B+	1,000,000	1,050,338
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.25%	12/1/2040	BBB+	3,000,000	3,286,713
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.25%	12/1/2041	BBB+	3,000,000	3,265,045
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group	5.25%	12/1/2042	BBB+	5,500,000	5,954,100
California Health Facilities Financing Authority - Adventist Health System/West Obligated Group CA	5.00%	12/1/2037	BBB+	5,000,000	5,388,500

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority - Providence St Joseph Health Obligated Group	2.00%	#(a)	10/1/2036	A	$8,190,000	$8,100,666
California Health Facilities Financing Authority - Providence St Joseph Health Obligated Group	5.00%	#(a)	10/1/2039	A	7,500,000	7,582,489
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2029	Baa2	1,000,000	1,032,286
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2031	Baa2	1,900,000	1,955,133
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2033	Baa2	4,015,000	4,118,503
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%		11/1/2027	BB+	5,000,000	5,065,730
California Statewide Communities Development Authority - John Muir Health Obligated Group	5.00%		12/1/2041	A+	3,760,000	4,210,947
California Statewide Communities Development Authority - John Muir Health Obligated Group	5.00%		12/1/2043	A+	4,510,000	4,981,981
California Statewide Communities Development Authority - John Muir Health Obligated Group	5.25%		12/1/2042	A+	3,510,000	3,956,509
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%		12/1/2033	BB	1,000,000	1,035,507
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%		12/1/2034	BB	5,000,000	5,002,667
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%		12/1/2038	BB	1,500,000	1,556,708
Chattanooga Health Educational & Housing Facility Board - Erlanger Health Obligated Group TN	5.25%		12/1/2041	A	1,000,000	1,103,708
Chattanooga Health Educational & Housing Facility Board - Erlanger Health Obligated Group TN	5.25%		12/1/2042	A	3,025,000	3,322,846
Chattanooga Health Educational & Housing Facility Board - Erlanger Health Obligated Group TN	5.25%		12/1/2043	A	2,550,000	2,785,254
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR	8,825,000	8,847,416

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
City of Atlantic Beach - Naval Continuing Care Retirement Foundation Obligated Group FL	5.00%		11/15/2028	BBB	(c)	$1,655,000	$1,656,584
City of Blaine - Crest View Obligated Group MN(b)	5.125%		7/1/2025	NR		770,000	408,100
City of Colby KS - Citizens Medical Center Inc	5.50%		7/1/2026	NR		11,100,000	11,122,685
City of Seneca - Nemaha Valley Community Hospital KS	5.00%		9/1/2025	NR		5,500,000	5,509,594
City of St. Cloud - CentraCare Health System Obligated Group MN	5.00%		5/1/2041	A2		3,000,000	3,273,127
Colorado Health Facilities Authority - CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		2,345,000	2,350,497
Colorado Health Facilities Authority - CommonSpirit Health Obligated Group	5.25%		11/1/2038	A-		2,095,000	2,320,252
Connecticut State Health & Educational Facilities Authority - Griffin Health Obligated Group†	5.00%		7/1/2034	BB+		225,000	227,128
Connecticut State Health & Educational Facilities Authority - Griffin Health Obligated Group†	5.00%		7/1/2039	BB+		1,000,000	993,854
County of Cuyahoga - MetroHealth System OH	5.00%		2/15/2037	BBB		5,000,000	5,089,782
County of Miami-Dade - Public Health Trust of Miami-Dade County FL	5.00%		6/1/2030	Aa2		11,910,000	11,980,026
County of Miami-Dade - Public Health Trust of Miami-Dade County FL	5.00%		6/1/2031	Aa2		5,000,000	5,025,444
County of Montgomery - Premier Health Partners Obligated Group OH	4.00%		11/15/2039	Baa1		6,000,000	5,670,620
County of Muskingum - Genesis Healthcare Obligated Group OH	5.00%		2/15/2033	BB+		12,355,000	12,401,736
County of Washington - Marietta Area Health Care Inc Obligated Group OH	5.50%		12/1/2027	NR		6,680,000	6,736,151
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.375%		12/1/2037	NR		10,000,000	10,874,868
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%		6/1/2036	NR		3,830,000	3,890,878
District of Columbia - Children’s National Medical Center Obligated Group	5.00%		7/15/2034	A1		5,000,000	5,060,736
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.00%		7/1/2031	NR		1,000,000	1,055,225

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.375%		7/1/2039	NR		$2,000,000	$2,162,951
Franklin County Industrial Development Authority - Menno-Haven Inc Obligated Group PA	5.00%		12/1/2031	NR		1,000,000	1,009,148
Franklin County Industrial Development Authority - Menno-Haven Inc Obligated Group PA	5.00%		12/1/2033	NR		1,000,000	1,005,955
Gainesville & Hall County Hospital Authority - Northeast Georgia Health System Obligated Group GA	5.00%		10/15/2034	A		5,000,000	5,615,872
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	5.00%		11/15/2036	NR		1,500,000	1,393,093
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%		6/1/2039	Baa2		3,900,000	4,121,654
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%		6/1/2040	Baa2		4,040,000	4,250,476
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%		6/1/2042	Baa2		3,990,000	4,147,906
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%		7/1/2035	A-		3,300,000	3,426,602
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%		7/1/2036	A-		3,000,000	3,108,532
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%		7/1/2037	A-		10,170,000	10,533,658
Harris County Cultural Education Facilities Finance Corp. - Brazos Presbyterian Homes Obligated Group TX	6.375%		1/1/2033	BB+	(c)	120,000	120,231
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2039	AA-		2,500,000	2,758,201
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2040	AA-		1,500,000	1,644,878
Health & Educational Facilities Authority of the State of Missouri - SSM Health Care Obligated Group WA	5.00%	#(a)	6/1/2039	A+		3,150,000	3,303,075

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Hillsborough County Industrial Development Authority - BayCare Obligated Group FL	5.00%	11/15/2035	Aa2		$4,000,000	$4,509,899
Hillsborough County Industrial Development Authority - BayCare Obligated Group FL	5.00%	11/15/2036	Aa2		2,500,000	2,805,899
Hillsborough County Industrial Development Authority - BayCare Obligated Group FL	5.00%	11/15/2037	Aa2		2,500,000	2,793,220
Hillsborough County Industrial Development Authority - BayCare Obligated Group FL	5.00%	11/15/2042	Aa2		5,000,000	5,464,073
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple University Health Obligated Group PA	5.00%	7/1/2030	BBB		4,775,000	4,874,992
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple University Health Obligated Group PA	5.00%	7/1/2032	BBB		4,055,000	4,124,479
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple University Health Obligated Group PA	5.00%	7/1/2033	BBB		4,870,000	4,948,008
Illinois Finance Authority - Ascension Health Credit Group	4.00%	2/15/2033	AA		5,000,000	5,036,031
Illinois Finance Authority - Plymouth Place Obligated Group	5.00%	5/15/2030	NR		1,690,000	1,700,629
Illinois Finance Authority - Rush Obligated Group	5.00%	11/15/2031	A+		6,025,000	6,052,363
Illinois Finance Authority - Rush Obligated Group	5.00%	11/15/2033	A+		2,500,000	2,509,933
Illinois Finance Authority - Rush Obligated Group	5.00%	11/15/2034	A+		3,000,000	3,011,124
Illinois Finance Authority - Silver Cross Hospital Obligated	5.00%	8/15/2035	A3		6,565,000	6,598,242
Industrial Development Authority of the County of Pima - La Posada at Park Centre Inc Obligated Group AZ†	5.125%	11/15/2029	NR		4,000,000	4,019,381
Iowa Finance Authority - Lifespace Communities Inc Obligated Group	5.00%	5/15/2039	BBB	(c)	2,500,000	2,586,789
Iowa Finance Authority - Lifespace Communities Inc Obligated Group	5.00%	5/15/2044	BBB	(c)	3,100,000	3,125,207
Kentucky Economic Development Finance Authority - Masonic Homes of Kentucky Inc Obligated Group	5.375%	11/15/2032	NR		1,185,000	1,113,507

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Kentucky Economic Development Finance Authority - Owensboro Health Inc Obligated Group	5.00%	6/1/2029	Baa2	$4,235,000	$4,328,010
Kentucky Economic Development Finance Authority - Owensboro Health Inc Obligated Group	5.00%	6/1/2032	Baa2	6,000,000	6,121,887
Louisville/Jefferson County Metropolitan Government - Norton Healthcare Obligated Group KY	5.00%	10/1/2040	A	3,500,000	3,779,361
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%	9/1/2033	A2	500,000	525,817
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%	9/1/2034	A2	1,000,000	1,050,265
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%	9/1/2035	A2	1,000,000	1,047,654
Maricopa County Industrial Development Authority - HonorHealth Obligated Group AZ	5.00%	9/1/2036	A2	1,800,000	1,881,827
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2035	BBB-	2,000,000	1,873,560
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2037	BBB-	3,930,000	3,645,349
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2038	BBB-	3,100,000	3,130,053
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2039	BBB-	2,750,000	2,768,760
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	8.50%	10/1/2026	BBB-	8,910,000	9,020,091
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Vanderbilt University Medical Center Obligated Group TN	5.00%	7/1/2031	A	1,300,000	1,328,173
Miami Beach Health Facilities Authority - Mount Sinai Medical Center of Florida Obligated Group FL	5.00%	11/15/2030	A3	2,500,000	2,501,054
Michigan Finance Authority - McLaren Health Care Corp Obligated Group	5.00%	5/15/2033	A1	4,030,000	4,045,812
Michigan Finance Authority - McLaren Health Care Corp Obligated Group	5.00%	5/15/2035	A1	4,945,000	4,962,726

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Michigan Finance Authority - McLaren Health Care Obligated Group	5.00%	5/15/2032	A1	$10,390,000	$10,432,989
Michigan Finance Authority Provident Group - HFH Energy LLC	5.00%	2/28/2038	A3	2,060,000	2,253,856
Michigan Finance Authority Provident Group - HFH Energy LLC	5.25%	2/29/2040	A3	1,400,000	1,529,376
Michigan Finance Authority Provident Group - HFH Energy LLC	5.25%	2/28/2042	A3	1,860,000	2,010,191
Minnesota Agricultural & Economic Development Board - HealthPartners Obligated Group	5.00%	1/1/2040	A	3,600,000	3,958,130
Minnesota Agricultural & Economic Development Board - HealthPartners Obligated Group	5.00%	1/1/2041	A	4,000,000	4,381,974
Minnesota Agricultural & Economic Development Board - HealthPartners Obligated Group	5.00%	1/1/2042	A	4,985,000	5,433,864
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	10,000,000	9,838,843
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	4.00%	9/1/2036	A	1,350,000	1,336,513
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	4.00%	9/1/2038	A	2,250,000	2,205,145
Montgomery County Industrial Development Authority - Albert Einstein Healthcare Network Obligated Group PA	5.25%	1/15/2026	NR	2,000,000	2,001,199
Montgomery County Industrial Development Authority - Albert Einstein Healthcare Network Obligated Group PA	5.25%	1/15/2028	NR	3,000,000	3,001,798
Montgomery County Industrial Development Authority - Whitemarsh Continuing Care Retirement Community Obligated PA	5.00%	1/1/2030	NR	2,000,000	1,999,881
Moon Industrial Development Authority - Baptist Homes Society Obligated Group PA	5.125%	7/1/2025	NR	1,015,000	997,938
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%	12/15/2033	NR	4,970,000	5,065,447
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%	7/1/2041	AA-	12,000,000	13,251,445

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%	7/1/2042	AA-	$5,000,000	$5,499,878
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2035	BBB-	3,185,000	3,223,783
New Jersey Health Care Facilities Financing Authority - University Hospital (AGM)	5.00%	7/1/2028	AA	2,000,000	2,013,686
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2037	B-	1,100,000	991,074
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2039	B-	1,000,000	884,479
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2040	B-	850,000	742,375
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2036	B-	1,945,000	1,924,902
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	BB-	1,500,000	1,504,134
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB-	2,700,000	2,697,266
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2030	BB-	1,100,000	1,096,981
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	BB-	1,600,000	1,587,421
New York State Dormitory Authority - Montefiore Obligated Group	5.25%	11/1/2041	BBB-	1,750,000	1,886,640
New York State Dormitory Authority - Montefiore Obligated Group	5.25%	11/1/2042	BBB-	1,500,000	1,610,733
New York State Dormitory Authority - Montefiore Obligated Group	5.25%	11/1/2043	BBB-	1,400,000	1,497,145
New York State Dormitory Authority - Montefiore Obligated Group	5.50%	11/1/2044	BBB-	1,125,000	1,225,088
New York State Dormitory Authority - Northwell Health Obligated Group	5.00%	5/1/2032	A-	9,230,000	9,272,947
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2034	BBB-	1,240,000	1,346,574

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2035	BBB-	$1,000,000	$1,081,129
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2036	BBB-	1,305,000	1,405,550
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2037	BBB-	1,620,000	1,737,287
New York State Dormitory Authority - White Plains Hospital Obligated Group (AGC)	5.25%	10/1/2040	AA	1,500,000	1,673,103
New York State Dormitory Authority - White Plains Hospital Obligated Group (AGC)	5.25%	10/1/2041	AA	1,800,000	1,995,613
New York State Dormitory Authority - White Plains Hospital Obligated Group (AGC)	5.25%	10/1/2042	AA	3,475,000	3,822,667
New York State Dormitory Authority - White Plains Hospital Obligated Group (AGC)	5.25%	10/1/2043	AA	1,750,000	1,918,629
New York State Dormitory Authority - White Plains Hospital Obligated Group (AGC)	5.25%	10/1/2044	AA	1,700,000	1,857,697
North Carolina Medical Care Commission - Penick Village Obligated Group	4.25%	9/1/2028	NR	1,090,000	1,090,088
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2033	BB	3,920,000	4,029,014
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2038	BB	10,050,000	10,236,736
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2043	BB	6,710,000	6,823,741
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2037	NR	2,770,000	2,886,328
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%	10/1/2037	A+	2,495,000	2,755,119
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%	10/1/2038	A+	1,530,000	1,683,481
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%	10/1/2039	A+	1,500,000	1,643,361
Orange County Health Facilities Authority - Orlando Health Obligated Group FL	5.00%	10/1/2039	A+	10,540,000	10,707,629
Palomar Health Obligated Group CA	5.00%	11/1/2036	BB+	5,280,000	4,807,948

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Pennsylvania Economic Development Financing Authority - UPMC Obligated Group	4.00%		2/15/2040	A		$2,820,000	$2,767,535
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	4.00%		11/1/2042	A		13,960,000	13,200,742
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	5.25%		11/1/2040	A		5,000,000	5,504,191
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	5.25%		11/1/2041	A		9,000,000	9,846,119
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	5.25%		11/1/2043	A		6,000,000	6,507,229
Philadelphia Authority for Industrial Development - Thomas Jefferson University Obligated Group	5.00%		9/1/2035	A		5,000,000	5,110,867
Public Finance Authority - Proton International Alabama LLC WI†(b)	6.85%		10/1/2047	NR		1,410,000	141,000
Public Finance Authority - RBS Evolution LLC WI†	10.00%		11/1/2038	NR		3,500,000	3,954,217
Rhode Island Health & Educational Building Corp. - Care New England Health System Obligated Group	5.00%		9/1/2031	B+		5,000,000	5,017,293
Shelby County Health Educational & Housing Facilities Board - Baptist Memorial Health Care Obligated Group TN	5.00%	#(a)	9/1/2049	BBB+		8,750,000	9,221,999
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		5,700,000	5,721,805
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.25%		11/1/2040	A+		6,500,000	7,250,437
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.25%		11/1/2041	A+		7,500,000	8,329,543
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.00%		12/1/2035	B+	(c)	3,850,000	3,619,358
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B+	(c)	2,085,000	2,084,916

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Tarrant County Cultural Education Facilities Finance Corp. - Baylor Scott & White Health Obligated Group TX	5.00%	#(a)	11/15/2052	AA-		$4,000,000	$4,315,752
Tulsa County Industrial Authority - Montereau Obligated Group OK	5.25%		11/15/2037	BBB-	(c)	1,250,000	1,267,178
University of Kansas Hospital Authority - University of Kansas Health System Obligated Group KS	5.00%		9/1/2034	AA-		5,000,000	5,035,297
Washington Health Care Facilities Authority - Multicare Health System Obligated Group	5.00%		8/15/2030	A		5,000,000	5,029,407
Washington Health Care Facilities Authority - Multicare Health System Obligated Group	5.00%		8/15/2031	A		5,000,000	5,028,824
Washington Health Care Facilities Authority - Providence St Joseph Health Obligated Group	4.00%	#(a)	10/1/2042	A		28,220,000	28,534,306
West Virginia Hospital Finance Authority - West Virginia United Health System Obligated Group	4.00%		6/1/2030	A		5,500,000	5,537,667
Westchester County Local Development Corp. - New York Blood Center Inc NY	5.00%		7/1/2035	Baa1		3,000,000	3,263,281
Westchester County Local Development Corp. - New York Blood Center Inc NY	5.00%		7/1/2038	Baa1		3,075,000	3,305,928
Winchester Economic Development Authority - Valley Health Obligated Group VA	5.00%		1/1/2041	A+		4,150,000	4,536,348
Winchester Economic Development Authority - Valley Health Obligated Group VA	5.00%		1/1/2042	A+		2,500,000	2,723,120
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.00%		2/15/2029	BBB		6,170,000	6,490,530
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.00%		2/15/2032	BBB		12,500,000	13,489,059
Yuma Industrial Development Authority - Yuma Regional Medical Center Obligated Group AZ	5.00%		8/1/2041	A		1,500,000	1,630,276
Yuma Industrial Development Authority - Yuma Regional Medical Center Obligated Group AZ (AGC)	5.25%		8/1/2042	AA		2,125,000	2,364,249

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Yuma Industrial Development Authority - Yuma Regional Medical Center Obligated Group AZ (AGC)	5.25%	8/1/2043	AA	$2,250,000	$2,477,066
Yuma Industrial Development Authority - Yuma Regional Medical Center Obligated Group AZ (AGC)	5.25%	8/1/2044	AA	3,000,000	3,276,387
Total					781,470,048

Housing 4.15%
California Housing Finance Agency	3.25%	8/20/2036	BBB	7,136,632	6,602,783
California Housing Finance Agency	3.50%	11/20/2035	BBB+	5,514,558	5,256,645
California Municipal Finance Authority - Park Western Housing LP (FNMA)	2.65%	8/1/2036	Aaa	4,217,856	3,555,106
Colorado Housing & Finance Authority (GNMA)	6.00%	5/1/2053	AA	12,065,000	13,066,850
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR	5,000,000	3,425,629
EP Cimarron Ventanas PFC TX	4.125%	12/1/2039	A+	6,315,000	6,136,348
Indiana Finance Authority - CHF-Tippecanoe LLC	5.00%	6/1/2038	BBB-	1,550,000	1,620,661
Indiana Finance Authority - CHF-Tippecanoe LLC	5.00%	6/1/2043	BBB-	2,525,000	2,603,027
Industrial Development Authority of the City of Phoenix Arizona - Downtown Phoenix Student Housing LLC AZ	5.00%	7/1/2032	Baa3	1,080,000	1,110,685
Maryland Community Development Administration	3.00%	9/1/2039	Aa1	10,000,000	8,410,153
Michigan State Housing Development Authority	6.25%	6/1/2055	AA+	9,000,000	9,886,522
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2054	AA+	3,685,000	3,985,380
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%	1/1/2055	AA+	10,000,000	11,171,140
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%	1/1/2055	AA+	3,540,000	3,978,613
Mississippi Home Corp. (FHLMC), (FNMA), (GNMA)	7.50%	6/1/2044	Aaa	625,000	777,754
Mississippi Home Corp. (FHLMC), (FNMA), (GNMA)	7.50%	6/1/2049	Aaa	940,000	1,169,932
Missouri Housing Development Commission (FHLMC), (FNMA), (GNMA)	3.25%	11/1/2052	AA+	2,295,000	2,252,740

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency	6.00%		10/1/2055	AA		$3,560,000	$3,846,871
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3		750,000	759,450
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR		2,100,000	2,147,171
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+		5,410,000	5,848,708
North Dakota Housing Finance Agency	4.00%		1/1/2051	Aa1		6,125,000	6,136,066
North Dakota Housing Finance Agency	6.00%		7/1/2055	Aa1		6,000,000	6,659,086
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	7.00%		3/1/2049	Aaa		3,500,000	4,156,766
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	7.50%		3/1/2049	Aaa		3,000,000	3,735,112
Pennsylvania Housing Finance Agency	3.50%		4/1/2051	AA+		1,740,000	1,728,428
Pennsylvania Housing Finance Agency	4.00%		10/1/2049	AA+		1,685,000	1,683,824
Texas Department of Housing & Community Affairs (GNMA)	5.75%		3/1/2054	Aaa		7,230,000	7,791,979
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2055	Aa2		9,000,000	10,054,778
Virginia Beach Development Authority - Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(c)	5,000,000	5,138,569
Virginia Housing Development Authority	3.625%	#(a)	7/1/2055	AAA		26,000,000	25,899,242
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+		4,729,849	4,371,803
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%		7/1/2044	BBB-		4,950,000	5,407,278
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%		7/1/2049	BBB-		8,805,000	9,472,586
Washington State Housing Finance Commission (FHLMC), (FNMA), (GNMA)	6.25%		6/1/2054	Aaa		7,625,000	8,388,358
Wisconsin Housing & Economic Development Authority Home Ownership Revenue (FHLMC), (FNMA), (GNMA)	6.00%		3/1/2055	AA+		6,500,000	7,086,019
Wisconsin Housing & Economic Development Authority Housing Revenue	3.75%	#(a)	11/1/2055	AA+		4,500,000	4,477,671
Total							209,799,733

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 1.57%
Illinois Sports Facilities Authority (AGM)	5.00%		6/15/2027	AA	$3,000,000	$3,016,342
Indiana Finance Authority - Marion County Capital Improvement Board	5.25%		2/1/2029	AA+	2,500,000	2,527,519
Michigan State Building Authority	5.00%		4/15/2034	Aa2	6,525,000	6,593,319
New Jersey Economic Development Authority - New Jersey Economic Development Authority†	5.25%		9/1/2027	A-	19,555,000	20,628,435
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%		6/15/2033	A2	7,215,000	7,629,124
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%		6/15/2034	A2	13,645,000	14,409,041
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%		6/15/2025	A2	5,085,000	5,124,947
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%		6/15/2036	A2	1,320,000	1,367,494
New Jersey Transportation Trust Fund Authority	3.25%		6/15/2039	A2	2,000,000	1,805,725
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2035	A2	3,750,000	3,807,461
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2036	A2	2,770,000	2,796,025
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2030	A+	3,000,000	3,060,217
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,447,783
Redevelopment Authority of the City of Philadelphia PA	5.00%		4/15/2028	A+	4,380,000	4,402,295
Total						79,615,727

Multi-Family Housing 0.56%
Illinois Housing Development Authority - South Shore IL Preservation LP (FHA), (HUD)	4.00%	#(a)	6/1/2026	Aaa	2,700,000	2,703,810
King County Housing Authority WA	3.50%		5/1/2038	AAA	10,000,000	9,146,683
Michigan State Housing Development Authority	3.80%		10/1/2038	AA+	10,000,000	9,556,376
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3	7,220,794	6,737,010
Total						28,143,879

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue 3.45%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	$12,675,000	$12,690,049
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1	7,600,000	7,689,226
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.00%		12/1/2033	BB+	2,000,000	2,052,039
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.25%		12/1/2038	BB+	1,650,000	1,687,354
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR	15,853,101	9,848,739
County of St Johns FL	5.00%		10/1/2040	Aaa	6,750,000	7,514,790
County of St Johns FL	5.00%		10/1/2041	Aaa	7,090,000	7,857,460
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2034	AA	2,000,000	2,158,296
Illinois Finance Authority - Field Museum Natural of History	4.322% (SOFR * .67 + 1.20%	)#	11/1/2034	A	10,000,000	9,988,305
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group†(b)	5.00%		7/1/2035	NR	5,000,000	3,500,000
Lower Alabama Gas District	4.00%	#(a)	12/1/2050	A2	30,995,000	31,040,826
Maricopa County Industrial Development Authority - Legacy Traditional School Obligated Group AZ†	5.00%		7/1/2039	BBB-	2,055,000	2,070,592
Maricopa County Industrial Development Authority - Paragon Management Inc AZ†	5.00%		7/1/2036	BB+	2,500,000	2,519,341
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	700,000	454,125
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	2,835,000	3,009,050
Public Finance Authority - Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	2,500,000	2,518,868
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2036	AA+	5,750,000	6,533,498
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2037	AA+	5,000,000	5,649,449
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2038	AA+	6,400,000	7,188,691

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%	11/15/2041	AA+	$9,000,000	$9,892,850
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%	11/15/2039	AA+	13,050,000	14,862,918
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%	11/15/2040	AA+	11,000,000	12,438,475
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%	11/15/2042	AA+	10,000,000	11,162,748
Total					174,327,689

Pre-Refunded 0.00%
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	4.00%	2/15/2034	NR	15,000	15,315

Single-Family Housing 0.19%
Pennsylvania Housing Finance Agency	5.50%	10/1/2053	AA+	9,145,000	9,614,185

Special Tax 1.48%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	1,250,000	1,266,666
Allentown Neighborhood Improvement Zone Development Authority PA†	5.375%	5/1/2042	NR	5,500,000	5,522,729
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	1,795,000	1,888,692
County of Orange CA Community Facilities District No 2015-1	5.00%	8/15/2033	NR	1,370,000	1,380,643
County of Orange CA Community Facilities District No 2015-1	5.00%	8/15/2035	NR	975,000	981,819
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,955,000	3,572,195
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	3,000,000	2,499,773
Lakewood Ranch Stewardship District FL	6.125%	5/1/2043	NR	2,240,000	2,371,468
Miami World Center Community Development District FL	4.75%	11/1/2027	NR	575,000	585,282
Mida Mountain Village Public Infrastructure District UT†	4.50%	8/1/2040	NR	1,250,000	1,194,060

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2034	AA	$1,000,000	$935,463
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGM)	3.00%	3/1/2036	AA	5,500,000	5,086,497
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	450,000	451,973
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	880,295
River Islands Public Financing Authority CA Special Tax (AGM)	5.00%	9/1/2042	AA	4,000,000	4,323,736
State of Connecticut Special Tax Revenue	4.00%	9/1/2034	AA	7,525,000	7,535,371
State of Connecticut Special Tax Revenue	5.00%	7/1/2036	AA	5,000,000	5,651,353
State of Connecticut Special Tax Revenue	5.00%	7/1/2037	AA	6,000,000	6,755,438
State of Connecticut Special Tax Revenue	5.00%	7/1/2038	AA	5,000,000	5,611,138
Village Community Development District No. 12 FL	3.25%	5/1/2026	NR	1,525,000	1,523,046
Village Community Development District No. 12 FL	3.80%	5/1/2028	NR	1,640,000	1,646,180
Village Community Development District No. 12 FL	4.00%	5/1/2033	NR	1,790,000	1,792,633
Village Community Development District No. 13 FL	1.80%	5/1/2026	NR	345,000	336,747
Village Community Development District No. 13 FL	2.85%	5/1/2036	NR	1,835,000	1,586,716
Village Community Development District No. 13 FL	3.00%	5/1/2029	NR	475,000	458,816
Village Community Development District No. 13 FL†	3.00%	5/1/2035	NR	3,335,000	2,992,769
Village Community Development District No. 13 FL†	3.25%	5/1/2040	NR	4,165,000	3,599,452
Village Community Development District No. 13 FL	3.375%	5/1/2034	NR	2,440,000	2,307,585
Total					74,738,535

Tax Revenue 4.35%
Chicago Board of Education IL GO	5.00%	12/1/2032	BB+	5,675,000	5,842,299
City of Miami FL	5.00%	1/1/2041	AA	7,590,000	8,340,262
City of Sparks NV†	2.75%	6/15/2028	Baa2	1,155,000	1,125,740
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	3,750,000	3,777,971
County of Cook Sales Tax Revenue IL	5.25%	11/15/2036	AA-	10,000,000	10,479,351

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Mida Mountain Village Public Infrastructure District - Military Installation Development Auth Military Recreation Fac Project Area UT†	5.50%	6/15/2039	NR	$2,380,000	$2,415,602
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2041	A2	9,000,000	9,792,728
New York City Transitional Finance Authority - New York City Transitional Finance Authority Future Tax Secured Revenue(d)	5.00%	11/1/2035	AAA	5,000,000	5,702,527
New York City Transitional Finance Authority - New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%	5/1/2042	AAA	7,500,000	8,271,261
New York City Transitional Finance Authority - New York City Transitional Finance Authority Future Tax Secured Revenue(d)	5.00%	11/1/2042	AAA	8,865,000	9,775,545
New York City Transitional Finance Authority Building Aid Revenue NY (ST AID WITHHLDG)	5.25%	7/15/2036	AA	11,700,000	12,384,718
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.00%	11/1/2037	AAA	2,500,000	2,209,205
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	8/1/2033	AAA	6,000,000	6,051,282
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2034	AAA	10,000,000	10,160,604
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2040	AAA	20,000,000	22,352,568
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2041	AAA	13,590,000	15,059,767
New York City Transitional Finance Authority NY	5.00%	5/1/2039	AAA	5,000,000	5,569,157
New York City Transitional Finance Authority NY	5.50%	5/1/2044	AAA	8,500,000	9,598,151
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2034	AA+	10,000,000	10,096,122
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2041	Aa1	14,900,000	16,388,136

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%		3/15/2042	Aa1	$10,250,000	$11,222,460
New York State Housing Finance Agency - State of New York Personal Income Tax Revenue	3.35%	#(a)	6/15/2054	Aa1	3,610,000	3,594,417
New York State Housing Finance Agency - State of New York Personal Income Tax Revenue	3.45%	#(a)	6/15/2054	Aa1	1,500,000	1,488,737
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	5.00%		3/15/2035	Aa1	5,000,000	5,585,125
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2029	NR	1,616,000	1,357,668
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	1,774,000	1,366,147
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	11,643,000	8,218,525
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	81,000	79,110
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	268,000	268,168
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	1,967,000	1,941,225
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	1,092,000	1,074,581
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%		7/1/2058	NR	4,974,000	4,965,013
State of Louisiana Gasoline & Fuels Tax Revenue	5.00%		5/1/2039	AA	2,905,000	3,234,421
Total						219,788,593

Taxable Revenue - Water & Sewer 0.42%
County of Jefferson Sewer Revenue AL	5.00%		10/1/2039	BBB+	2,500,000	2,715,465
New Jersey Economic Development Authority - New Jersey-American Water Co Inc AMT	3.75%	#(a)	11/1/2034	A+	5,500,000	5,485,119
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2037	AA	4,750,000	5,302,333
Water Works Board of the City of Birmingham/The AL†	3.75%		9/1/2026	NR	7,750,000	7,679,154
Total						21,182,071

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco 0.68%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR		$9,155,000	$8,125,544
Iowa Tobacco Settlement Authority	4.00%	6/1/2049	BBB+		790,000	762,481
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR		35,000,000	2,149,217
Northern Tobacco Securitization Corp. AK	4.00%	6/1/2050	BBB-		955,000	937,024
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB-		8,960,000	8,959,607
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+		5,100,000	5,228,512
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2027	A		2,500,000	2,512,985
Tobacco Settlement Financing Corp. RI	5.00%	6/1/2028	BBB		2,000,000	2,010,508
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		3,690,000	3,625,830
Total						34,311,708

Transportation 17.77%
Allegheny County Airport Authority PA (AGM) AMT	5.25%	1/1/2036	AA		1,000,000	1,097,712
Allegheny County Airport Authority PA (AGM) AMT	5.25%	1/1/2037	AA		350,000	383,028
Allegheny County Airport Authority PA (AGM) AMT	5.25%	1/1/2038	AA		350,000	381,548
Allegheny County Airport Authority PA (AGM) AMT	5.25%	1/1/2039	AA		1,000,000	1,082,677
Allegheny County Airport Authority PA (AGM) AMT	5.25%	1/1/2040	AA		1,105,000	1,191,677
Allegheny County Airport Authority PA (AGM) AMT	5.50%	1/1/2041	AA		750,000	824,822
Allegheny County Airport Authority PA (AGM) AMT	5.50%	1/1/2042	AA		680,000	745,344
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AGM) AMT	4.125%	7/1/2041	AA		3,000,000	2,981,044
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AGM) AMT	4.25%	7/1/2043	AA		5,390,000	5,367,289
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2040	A		2,250,000	2,466,682
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2042	A		3,000,000	3,261,854
California Municipal Finance Authority - LAX Integrated Express Solutions LLC (AGM) AMT	3.25%	12/31/2032	AA		5,235,000	4,886,064
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	6/30/2031	BB+	(c)	3,250,000	3,358,061

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2036	BB+	(c)	$3,215,000	$3,292,873
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2037	BB+	(c)	7,000,000	7,156,122
Central Florida Expressway Authority	4.00%	7/1/2037	AA-		7,380,000	7,357,442
Central Texas Turnpike System	5.00%	8/15/2039	A-		4,575,000	5,056,295
Central Texas Turnpike System	5.00%	8/15/2040	A-		5,500,000	6,041,326
Chicago Midway International Airport IL	4.00%	1/1/2034	A		2,175,000	2,177,044
Chicago Midway International Airport IL AMT	5.00%	1/1/2031	A		2,000,000	2,017,911
Chicago Midway International Airport IL AMT	5.00%	1/1/2037	A		5,225,000	5,556,892
Chicago Midway International Airport IL AMT	5.00%	1/1/2038	A		4,000,000	4,235,942
Chicago O’Hare International Airport IL	4.00%	1/1/2038	A+		6,820,000	6,816,048
Chicago O’Hare International Airport IL	5.00%	1/1/2039	A+		16,750,000	17,097,387
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2036	AA		2,000,000	2,234,227
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2038	AA		2,745,000	3,043,032
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2039	AA		2,385,000	2,668,602
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA		1,955,000	2,166,205
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA		1,645,000	1,816,571
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA		1,820,000	2,002,742
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2040	A+		4,000,000	4,327,548
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2041	A+		2,150,000	2,316,299
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2042	A+		2,450,000	2,625,994
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2043	A+		4,730,000	5,050,261
Chicago O’Hare International Airport IL AMT	5.50%	1/1/2044	A+		2,625,000	2,873,173
City & County of Denver Airport System Revenue CO AMT	5.50%	11/15/2033	AA-		8,365,000	9,398,908

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2034	AA-		$3,500,000	$4,025,226
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2035	AA-		3,250,000	3,724,153
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2037	AA-		2,000,000	2,276,381
City of Atlanta Airport Passenger Facility Charge GA AMT	4.00%	7/1/2037	AA		4,150,000	4,103,195
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2036	Aa3		7,600,000	8,186,244
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2037	Aa3		3,750,000	4,024,505
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2038	Aa3		2,750,000	2,940,135
City of Atlanta Airport Passenger Facility Charge GA AMT	5.25%	7/1/2041	Aa3		6,000,000	6,523,004
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%	7/15/2027	BB-	(c)	1,000,000	1,017,739
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%	7/15/2035	Ba3		20,000,000	21,249,556
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2035	AA		8,005,000	8,629,088
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2036	AA		2,850,000	3,061,318
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2037	AA		2,000,000	2,140,447
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2038	AA		2,000,000	2,132,351
City of Houston Airport System Revenue TX (AGM) AMT	5.25%	7/1/2039	AA		5,200,000	5,652,512
City of Houston Airport System Revenue TX (AGM) AMT	5.25%	7/1/2040	AA		5,000,000	5,412,762
City of Houston Airport System Revenue TX (AGM) AMT	5.25%	7/1/2041	AA		5,000,000	5,391,061
City of Philadelphia Airport Revenue PA AMT	5.00%	7/1/2032	A1		3,660,000	3,910,914
City of Phoenix Civic Improvement Corp. AZ	5.00%	7/1/2036	Aa3		5,000,000	5,174,982
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2034	A+		10,000,000	10,318,781
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2036	A+		1,500,000	1,648,267

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2037	A+	$2,325,000	$2,545,532
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2039	A+	3,000,000	3,254,324
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2041	A+	4,425,000	4,761,243
City of Salt Lake City Airport Revenue UT AMT	5.25%		7/1/2042	A+	3,500,000	3,752,700
County of Lee Airport Revenue FL AMT	5.00%		10/1/2036	AA	8,015,000	8,672,864
County of Lee Airport Revenue FL AMT	5.25%		10/1/2040	AA	6,500,000	7,084,283
County of Lee Airport Revenue FL AMT	5.25%		10/1/2041	AA	6,750,000	7,323,838
Dallas Fort Worth International Airport TX	5.00%		11/1/2038	AA-	3,000,000	3,301,927
Dallas Fort Worth International Airport TX	5.00%		11/1/2039	AA-	2,750,000	3,043,210
E-470 Public Highway Authority CO	5.00%		9/1/2040	A+	2,850,000	3,173,831
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	10.00%	#(a)	7/15/2059	NR	4,500,000	4,632,056
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2032	NR	5,500,000	5,865,996
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2043	BBB+	7,500,000	7,422,349
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2036	A	5,000,000	5,168,788
Kenton County Airport Board AMT	5.00%		1/1/2035	A1	3,500,000	3,780,187
Kenton County Airport Board AMT	5.00%		1/1/2036	A1	6,625,000	7,126,415
Kenton County Airport Board AMT	5.25%		1/1/2039	A1	1,795,000	1,954,608
Kenton County Airport Board AMT	5.25%		1/1/2041	A1	2,725,000	2,948,502
Kenton County Airport Board AMT	5.25%		1/1/2043	A1	4,355,000	4,690,221
Maryland Economic Development Corp. - City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2040	NR	5,000,000	4,630,322
Maryland Economic Development Corp. - CONSOL Marine Terminals LLC	5.75%		9/1/2025	BB	3,000,000	3,022,400
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2034	A1	1,250,000	1,374,654
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2035	A1	2,595,000	2,843,326
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2036	A1	1,000,000	1,108,376
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2037	A1	1,250,000	1,380,955

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2038	A1	$1,500,000	$1,651,552
Metropolitan Transportation Authority NY	5.00%	11/15/2033	A-	4,025,000	4,200,024
Metropolitan Transportation Authority NY	5.00%	11/15/2035	A-	5,000,000	5,051,746
Metropolitan Transportation Authority NY	5.00%	11/15/2035	A-	4,130,000	4,170,976
Metropolitan Transportation Authority NY	5.00%	11/15/2035	A-	2,160,000	2,168,902
Metropolitan Transportation Authority NY	5.25%	11/15/2030	A-	6,540,000	6,635,596
Metropolitan Washington Airports Authority Aviation Revenue DC	5.00%	10/1/2040	AA-	1,675,000	1,763,357
Metropolitan Washington Airports Authority Aviation Revenue DC	5.25%	10/1/2041	AA-	2,000,000	2,166,224
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2036	AA-	2,175,000	2,313,282
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2037	AA-	2,335,000	2,474,559
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2038	AA-	1,860,000	1,964,535
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.25%	10/1/2039	AA-	4,305,000	4,663,071
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.125%	1/1/2034	A-	5,010,000	5,014,250
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2039	A2	6,000,000	5,960,618
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2028	A+	6,275,000	6,411,748
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2	10,000,000	11,065,313
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2	2,500,000	2,781,934
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2035	A2	2,250,000	2,487,366
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A2	4,250,000	4,653,962
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A2	4,000,000	4,433,709
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2	1,000,000	1,091,083
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2	2,000,000	2,198,057
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2039	A2	3,000,000	3,278,470

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2033	A2		$23,500,000	$26,454,646
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2035	A2		3,500,000	3,959,858
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2040	A2		6,000,000	6,628,561
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2041	A2		5,000,000	5,498,339
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2042	A2		5,500,000	6,023,691
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2041	A2		3,500,000	3,920,826
New Orleans Aviation Board LA	5.00%	1/1/2041	A2		1,000,000	1,078,987
New Orleans Aviation Board LA	5.00%	1/1/2042	A2		3,775,000	4,058,011
New Orleans Aviation Board LA	5.00%	1/1/2043	A2		4,170,000	4,465,181
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.50%	6/30/2038	Baa3		1,000,000	1,080,244
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	6.00%	6/30/2054	Baa3		17,000,000	18,194,003
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	BBB-		29,000,000	30,822,270
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	BBB-		30,000,000	33,425,895
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	10/31/2034	BBB-	(c)	750,000	724,804
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%	10/31/2041	BBB-	(c)	3,000,000	2,741,643
New York Transportation Development Corp. - JFK International Air Terminal LLC	5.00%	12/1/2034	Baa1		2,000,000	2,140,231
New York Transportation Development Corp. - JFK NTO LLC	5.25%	6/30/2038	Baa3		1,000,000	1,079,486
New York Transportation Development Corp. - JFK NTO LLC	5.25%	6/30/2040	Baa3		1,500,000	1,603,801
New York Transportation Development Corp. - JFK NTO LLC	5.25%	6/30/2043	Baa3		8,000,000	8,458,326
New York Transportation Development Corp. - JFK NTO LLC	5.25%	6/30/2044	Baa3		11,000,000	11,596,224
New York Transportation Development Corp. - JFK NTO LLC (AGM)	5.25%	6/30/2039	AA		1,400,000	1,522,845

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%		6/30/2041	Baa3	$1,000,000	$1,064,925
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2032	Baa2	3,000,000	2,954,299
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2033	Baa2	6,480,000	6,348,971
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.00%		7/1/2034	Baa2	2,250,000	2,252,542
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2027	A3	3,185,000	3,185,791
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2030	A3	365,000	378,435
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2031	A3	300,000	310,847
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2032	A3	775,000	801,919
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2034	A3	865,000	891,663
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%		3/1/2035	A	1,500,000	1,529,030
North Carolina Turnpike Authority	5.00%		1/1/2032	BBB	1,000,000	1,026,968
North Carolina Turnpike Authority (AGM)	4.00%		1/1/2037	AA	6,895,000	6,898,300
North Texas Tollway Authority	4.125%		1/1/2040	AA-	5,000,000	5,010,377
North Texas Tollway Authority	5.00%		1/1/2025	AA-	5,000,000	5,000,000
Pennsylvania Turnpike Commission	5.00%		12/1/2041	A+	5,700,000	6,303,286
Pennsylvania Turnpike Commission	5.00%		12/1/2042	A+	5,000,000	5,520,028
Pennsylvania Turnpike Commission Registration Fee Revenue	4.47% (MUNIPSA * 1 + .85%	)#	7/15/2041	AA-	25,000,000	24,962,837
Port Authority of New York & New Jersey	5.00%		12/1/2036	AA-	2,750,000	3,132,783
Port Authority of New York & New Jersey	5.00%		12/1/2039	AA-	3,250,000	3,646,807
Port Authority of New York & New Jersey AMT	4.00%		11/1/2034	AA-	8,705,000	8,731,972
Port Authority of New York & New Jersey AMT	5.00%		1/15/2036	AA-	2,000,000	2,153,017
Port Authority of New York & New Jersey AMT	5.00%		7/15/2036	AA-	4,000,000	4,315,138
Port Authority of New York & New Jersey AMT	5.00%		12/1/2036	AA-	1,750,000	1,890,566

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey AMT	5.00%	1/15/2037	AA-	$2,000,000	$2,146,316
Port Authority of New York & New Jersey AMT	5.00%	7/15/2037	AA-	3,250,000	3,493,063
Port Authority of New York & New Jersey AMT	5.00%	12/1/2037	AA-	2,250,000	2,420,579
Port Authority of New York & New Jersey AMT	5.00%	1/15/2038	AA-	1,000,000	1,068,999
Port Authority of New York & New Jersey AMT	5.00%	7/15/2038	AA-	4,500,000	4,818,288
Port Authority of New York & New Jersey AMT	5.00%	12/1/2038	AA-	2,000,000	2,143,710
Port Authority of New York & New Jersey AMT	5.00%	1/15/2039	AA-	1,500,000	1,598,979
Port Authority of New York & New Jersey AMT	5.00%	7/15/2039	AA-	5,250,000	5,614,532
Port of Portland Airport Revenue - Port of Portland OR Airport Revenue OR AMT	5.25%	7/1/2040	AA-	10,605,000	11,538,946
Port of Portland Airport Revenue - Port of Portland OR Airport Revenue OR AMT	5.25%	7/1/2041	AA-	10,000,000	10,832,984
Port of Portland Airport Revenue - Port of Portland OR Airport Revenue OR AMT	5.25%	7/1/2042	AA-	12,500,000	13,489,119
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2037	AA-	4,000,000	4,280,894
Port of Portland Airport Revenue OR AMT	5.25%	7/1/2039	AA-	3,500,000	3,796,712
Port of Seattle WA	4.00%	6/1/2038	AA-	2,700,000	2,724,387
Port of Seattle WA AMT	5.25%	7/1/2040	AA-	5,675,000	6,174,778
Port of Seattle WA AMT	5.25%	7/1/2041	AA-	4,500,000	4,874,843
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2041	A1	29,695,000	32,370,870
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%	5/1/2037	A1	10,000,000	11,229,073
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%	5/1/2038	A1	14,815,000	16,572,935
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2026	AA	1,250,000	1,271,921
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2027	AA	2,000,000	2,059,074

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
State of Alaska International Airports System	5.00%		10/1/2034	Aa3	$5,000,000	$5,047,948
State of Hawaii Airports System Revenue AMT	5.00%		7/1/2031	AA-	1,275,000	1,326,720
State of Hawaii Airports System Revenue AMT	5.00%		7/1/2033	AA-	3,300,000	3,416,900
State of Hawaii Airports System Revenue AMT	5.00%		7/1/2034	AA-	2,000,000	2,067,053
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2038	Baa1	2,500,000	2,678,904
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.50%		6/30/2040	Baa1	2,000,000	2,142,032
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2034	BBB	5,100,000	5,344,241
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		7/1/2036	BBB	11,165,000	11,616,754
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2036	BBB	2,500,000	2,607,778
Wayne County Airport Authority - Detroit Metropolitan Wayne County Airport MI	5.00%		12/1/2035	A1	3,565,000	3,604,686
Total						898,524,899

Utilities 18.46%
American Municipal Power, Inc. - Prairie St Energy Campus OH	5.00%		2/15/2037	A1	10,750,000	12,004,200
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	23,270,000	23,279,590
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	15,680,000	15,537,557
Black Belt Energy Gas District AL	5.00%	#(a)	3/1/2055	A1	30,000,000	31,862,364
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	8,125,000	8,664,914
California Community Choice Financing Authority	5.00%	#(a)	1/1/2055	A1	28,250,000	29,813,437
California Community Choice Financing Authority	5.00%	#(a)	2/1/2055	A1	18,475,000	19,731,963
California Community Choice Financing Authority	5.00%	#(a)	11/1/2055	A1	10,000,000	10,533,506
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	Aaa	19,000,000	20,726,521
California Community Choice Financing Authority	5.25%	#(a)	11/1/2054	A2	8,800,000	9,323,090

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
California Pollution Control Financing Authority - Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa3	$5,000,000	$5,143,927
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%		7/1/2037	Baa3	5,570,000	5,581,899
Central Plains Energy Project NE	2.50%	#(a)	12/1/2049	Aa1	8,650,000	8,563,283
Central Plains Energy Project NE	5.00%	#(a)	5/1/2054	Aa2	7,500,000	7,888,958
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	7,250,000	7,325,515
City & County Honolulu Wastewater System Revenue CI	4.00%		7/1/2035	Aa2	15,500,000	15,510,724
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2039	AA+	1,250,000	1,387,026
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2040	AA+	875,000	966,807
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2041	AA+	1,500,000	1,650,541
City of Osceola - Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	16,450,000	16,485,460
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2040	Aa2	4,560,000	5,026,631
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2041	Aa2	2,000,000	2,194,804
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2042	Aa2	8,250,000	9,018,013
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2042	Aa2	3,980,000	4,350,508
City of San Antonio Electric & Gas Systems Revenue TX	5.25%		2/1/2040	Aa2	8,550,000	9,536,372
City of Seattle Municipal Light & Power Revenue WA	3.87% (MUNIPSA * 1 + .25%	)#	5/1/2045	AA	5,000,000	4,921,867
County of Jefferson Sewer Revenue AL	5.25%		10/1/2040	BBB+	18,080,000	19,915,324
County of Jefferson Sewer Revenue AL	5.25%		10/1/2041	BBB+	16,815,000	18,445,636
County of Trimble - Louisville Gas and Electric Co KY AMT	4.70%	#(a)	6/1/2054	A1	6,750,000	6,856,568
County of Washoe - Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	5,500,000	5,510,721

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2040	BBB-	$7,500,000	$7,329,744
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	32,300,000	31,566,764
Development Authority of Appling County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2038	BBB+	1,250,000	1,245,860
Development Authority of Burke County - Georgia Power Co	2.20%		10/1/2032	A	1,000,000	824,233
Development Authority of Monroe County - Georgia Power Co	3.875%	#(a)	10/1/2048	A	8,750,000	8,808,268
Development Authority of Monroe County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2039	BBB+	1,875,000	1,868,790
Energy Southeast A Cooperative District AL	5.235% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,119,274
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	14,000,000	15,116,919
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	3,400,000	3,744,987
Grand River Dam Authority OK	5.00%		6/1/2039	AA-	3,500,000	3,855,455
Grand River Dam Authority OK	5.00%		6/1/2040	AA-	2,500,000	2,762,558
Grand River Dam Authority OK	5.00%		6/1/2041	AA-	6,740,000	7,403,761
Grand River Dam Authority OK	5.00%		6/1/2042	AA-	5,925,000	6,468,578
Illinois Finance Authority - Peoples Gas Light & Coke Co/The	3.90%		3/1/2030	Aa3	10,000,000	9,734,592
Kentucky Municipal Power Agency	3.45%	#(a)	9/1/2042	Baa1	5,935,000	5,895,883
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2033	Baa1	11,295,000	11,509,589
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2034	Baa1	5,000,000	5,082,063
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	18,770,000	18,699,023
Kentucky Public Energy Authority	5.00%	#(a)	1/1/2055	A1	26,110,000	27,827,153
Kentucky Public Energy Authority	5.00%	#(a)	5/1/2055	A2	12,500,000	13,066,429
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	10,000,000	10,771,557
Long Beach Bond Finance Authority CA	4.636% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A1	4,000,000	4,030,566
Long Island Power Authority NY	0.85%	#(a)	9/1/2050	A	6,000,000	5,884,178
Long Island Power Authority NY	5.00%		9/1/2041	A	12,000,000	13,350,972
Lower Colorado River Authority TX	5.00%		5/15/2040	A	10,000,000	10,785,970
Lower Colorado River Authority TX	5.00%		5/15/2041	A	10,000,000	10,742,858

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Lower Colorado River Authority TX	5.00%		5/15/2042	A	$1,750,000	$1,873,400
Luzerne County Industrial Development Authority - Pennsylvania-American Water Co AMT	2.45%	#(a)	12/1/2039	A+	4,000,000	3,593,932
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	58,250,000	57,593,901
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	30,235,000	30,373,712
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2053	Aa1	10,000,000	10,572,946
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2054	A3	11,150,000	11,790,579
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		2/1/2040	Baa2	5,085,000	4,546,398
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		4/1/2040	Baa2	3,870,000	3,460,789
Michigan Finance Authority - Great Lakes Water Authority Sewage Disposal System Revenue	5.00%		7/1/2034	A+	4,200,000	4,221,600
Michigan Finance Authority - Great Lakes Water Authority Sewage Disposal System Revenue	5.00%		7/1/2035	A+	1,925,000	1,934,334
Montgomery County Industrial Development Authority - Constellation Energy Generation LLC PA	4.10%	#(a)	4/1/2053	BBB+	9,000,000	9,164,264
Municipal Electric Authority of Georgia	5.00%		1/1/2036	A2	4,200,000	4,685,936
Municipal Electric Authority of Georgia	5.00%		1/1/2039	A2	1,500,000	1,642,030
Municipal Electric Authority of Georgia	5.00%		1/1/2040	A2	1,500,000	1,634,883
Municipal Electric Authority of Georgia	5.00%		1/1/2042	A2	1,550,000	1,671,062
Municipal Electric Authority of Georgia (BAM)	5.25%		1/1/2041	AA	1,250,000	1,385,184
Okaloosa Gas District FL (AGM)	5.25%		10/1/2042	AA	7,500,000	8,372,060
Patriots Energy Group Financing Agency SC	5.25%	#(a)	2/1/2054	Aa1	10,000,000	10,695,901
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	16,158,453
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B	2,200,000	2,225,519
Pennsylvania Economic Development Financing Authority - Waste Management Inc AMT	1.10%	#(a)	6/1/2031	A-	5,000,000	4,735,066
Philadelphia Gas Works Co. - Philadelphia Gas Works Co	5.00%		8/1/2039	A	2,250,000	2,490,235

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Philadelphia Gas Works Co. - Philadelphia Gas Works Co	5.00%		8/1/2040	A	$1,500,000	$1,652,082
Philadelphia Gas Works Co. - Philadelphia Gas Works Co	5.00%		8/1/2042	A	2,000,000	2,167,043
Philadelphia Gas Works Co. PA (AGC)	5.25%		8/1/2041	AA	2,000,000	2,252,518
Puerto Rico Electric Power Authority (AGM)	3.772% (3 Mo. LIBOR * .67 + .52%	)#	7/1/2029	AA	5,720,000	5,565,233
Salt Verde Financial Corp. AZ	5.50%		12/1/2029	A3	5,100,000	5,465,636
Southeast Alabama Gas Supply District AL	5.00%	#(a)	8/1/2054	Aa3	10,000,000	10,595,813
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1	33,000,000	34,235,342
Southeast Energy Authority A Cooperative District AL	5.00%	#(a)	11/1/2055	Aa3	30,800,000	32,763,790
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1	5,000,000	5,327,938
Southern California Public Power Authority - City of Anaheim Electric System Revenue CA	5.00%	#(a)	4/1/2055	A2	10,500,000	11,094,391
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1	10,000,000	10,683,309
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	NR	5,000,000	5,141,910
Texas Municipal Gas Acquisition & Supply Corp. I	6.25%		12/15/2026	A1	5,325,000	5,501,346
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(a)	1/1/2054	A1	10,000,000	10,649,413
Texas Municipal Power Agency (AGM)	3.00%		9/1/2034	AA	1,470,000	1,351,940
Texas Municipal Power Agency (AGM)	3.00%		9/1/2036	AA	5,250,000	4,675,729
Texas Water Development Board - State Water Implementation Revenue Fund for Texas	5.00%		10/15/2036	AAA	2,450,000	2,759,904
Texas Water Development Board - State Water Implementation Revenue Fund for Texas	5.00%		10/15/2038	AAA	5,000,000	5,576,615
Total						933,535,886
Total Municipal Bonds (cost $4,930,389,382)						4,931,187,788

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2024

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.29%

Variable Rate Demand Notes 1.29%

General Obligation 0.35%
City of New York NY GO	4.000%	1/2/2025	4/1/2042	AA	$12,025,000	$12,025,000
City of New York NY GO	4.000%	1/2/2025	10/1/2046	AA	5,700,000	5,700,000
Total						17,725,000

Health Care 0.79%
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group (cost $40,000,000)	5.450%	1/2/2025	2/15/2053	BBB	40,000,000	40,000,000

Utilities 0.15%
Development Authority of Appling County - Georgia Power Co (cost $7,365,000)	4.100%	1/2/2025	9/1/2041	A	7,365,000	7,365,000
Total Short-Term Investments (cost $65,090,000)						65,090,000
Total Investments in Securities 98.81% (cost $4,995,479,382)						4,996,277,788
Other Assets and Liabilities – Net 1.19%						60,103,684
Net Assets 100.00%						$5,056,381,472

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
FHA	Insured by - Federal Housing Administration.
FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NATL	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
ST INTERCEPT	State Intercept.
TRIPS	Tax Refund Intercept Programs.

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND December 31, 2024

#	Variable rate security. The interest rate represents the rate in effect at December 31, 2024.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2024, the total value of Rule 144A securities was $369,835,182, which represents 7.31% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	This investment has been rated by Fitch IBCA.
(d)	Securities purchased on a when-issued basis.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$4,931,187,788	$–	$4,931,187,788
Short-Term Investments
Variable Rate Demand Notes	–	65,090,000	–	65,090,000
Total	$–	$4,996,277,788	$–	$4,996,277,788

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.65%

MUNICIPAL BONDS 100.65%

Corporate-Backed 6.97%
Arkansas Development Finance Authority - Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2	$12,500,000	$12,083,331
Arkansas Development Finance Authority - United States Steel Corp AMT	5.45%		9/1/2052	BB-	3,500,000	3,611,412
Arkansas Development Finance Authority - US Steel Corp AMT	5.70%		5/1/2053	BB-	4,600,000	4,818,262
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	5,300,000	5,302,184
California Infrastructure & Economic Development Bank - DesertXpress Enterprises LLC AMT†	8.00%	#(a)	1/1/2050	NR	6,000,000	6,165,446
City of Valparaiso - Pratt Paper LLC AMT IN†	4.875%		1/1/2044	NR	1,000,000	1,014,185
City of Valparaiso - Pratt Paper LLC AMT IN†	5.00%		1/1/2054	NR	5,200,000	5,233,701
City of Whiting - BP Products North America Inc IN AMT	3.00%		11/1/2051	A1	6,165,000	4,463,234
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	4,500,000	4,602,961
Grapevine Wash Local District - Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	8,000,000	7,747,704
Hoover Industrial Development Board - United States Steel Corp AL AMT	5.75%		10/1/2049	BB-	4,090,000	4,263,432
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2050	BBB+	7,400,000	7,324,817
Indiana Finance Authority - United States Steel Corp	4.125%		12/1/2026	BB-	1,625,000	1,624,211
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	6,140,000	6,145,116
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	AA+	4,795,000	5,121,216
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%	#(a)	12/1/2050	AA+	24,000,000	27,310,442
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%		12/1/2050	AA+	25,025,000	28,476,826
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	5,350,000	5,417,515

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Love Field Airport Modernization Corp. - Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	$2,340,000	$2,340,495
Maricopa County Industrial Development Authority - Commercial Metals Co AZ†	4.00%		10/15/2047	BB+	3,250,000	2,834,793
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	855,000	554,681
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	5,250,000	5,233,107
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL	5.00%		6/1/2054	BBB-	16,750,000	17,002,166
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL AMT	4.75%		12/1/2054	BBB-	8,500,000	8,235,112
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.875%		11/1/2042	B	5,000,000	4,762,007
New Hampshire Business Finance Authority - New York State Electric & Gas Corp AMT	4.00%		12/1/2028	A-	5,000,000	4,987,984
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB	5,790,000	5,795,873
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	7,695,000	7,735,990
New York Liberty Development Corp.	3.00%		11/15/2051	A+	14,805,000	11,128,434
New York Liberty Development Corp. - 7 World Trade Center II LLC	3.00%		9/15/2043	Aaa	27,180,000	22,585,229
New York Liberty Development Corp. - 7 World Trade Center II LLC	3.125%		9/15/2050	Aaa	5,000,000	3,988,367
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+	3,000,000	2,954,491
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,040,451
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+	795,000	827,717
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	3,000,000	3,141,485
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	5,000,000	4,690,439
Ohio Air Quality Development Authority - AMG Vanadium LLC AMT†	5.00%		7/1/2049	B3	13,110,000	12,233,633
Parish of St. James - NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB+	1,000,000	1,007,079
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	3,050,000	3,349,557

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB+	$3,250,000	$3,569,200
Parish of St. James - NuStar Logistics LP LA†	6.35%		7/1/2040	BB+	3,750,000	4,106,254
Parish of St. James - NuStar Logistics LP LA†	6.35%		10/1/2040	BB+	2,500,000	2,737,503
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB	3,160,000	3,097,154
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	5.25%		1/1/2054	NR	4,900,000	4,998,559
Port of Seattle Industrial Development Corp. - Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-	9,200,000	9,202,826
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	1,000,000	898,090
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.25%		7/1/2054	NR	1,000,000	842,767
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	15,055,000	14,917,111
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.50%		6/1/2035	NR	5,000,000	5,008,815
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	5,000,000	5,063,298
Virginia Small Business Financing Authority - Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B	910,000	900,323
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR	4,900,000	3,724,000
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB	3,000,000	3,023,907
Williamsburg Economic Development Authority VA - Provident Group - Williamsburg Properties LLC (AGM)	5.25%		7/1/2053	AA	2,500,000	2,690,711
Total						331,935,603

Education 8.98%
Brunswick City School District OH(c)	5.50%		12/1/2060	A1	11,000,000	11,833,724
Build NYC Resource Corp. - Kipp NYC Public Charter Schools NY	5.25%		7/1/2052	BBB-	4,000,000	4,133,605
California Educational Facilities Authority - Chapman University	5.00%		4/1/2045	A2	5,000,000	5,007,721
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%		8/1/2045	BBB-	1,500,000	1,502,794

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
California School Finance Authority - Kipp SoCal Public Schools Obligated†	5.00%	7/1/2047	BBB		$2,050,000	$2,072,320
Camden County Improvement Authority - KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2062	BBB		2,540,000	2,693,276
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(d)	7,250,000	7,790,341
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%	4/1/2036	A	(d)	4,235,000	4,420,523
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%	4/1/2045	AA		2,500,000	2,597,384
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		15,510,000	12,924,709
Chicago Board of Education IL GO	5.00%	12/1/2044	BB+		1,750,000	1,735,375
City of Waltham MA GO	2.00%	10/15/2035	AA+		4,920,000	4,003,671
City of Waltham MA GO	2.00%	10/15/2036	AA+		5,015,000	4,008,944
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	6.00%	8/15/2038	Baa3		4,045,000	4,082,967
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc (PSF-GTD)	3.00%	8/15/2051	Aaa		5,750,000	4,266,785
Connecticut State Health & Educational Facilities Authority - Quinnipiac University	5.25%	7/1/2053	A-		15,000,000	15,862,935
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2045	BBB-		1,000,000	1,018,543
Florida Development Finance Corp. - Mater Academy Inc	5.00%	6/15/2047	BBB		6,600,000	6,602,258
Florida Higher Educational Facilities Financial Authority - Nova Southeastern University Inc	5.00%	4/1/2033	A-		1,475,000	1,492,712
Florida Higher Educational Facilities Financial Authority - Nova Southeastern University Inc	5.00%	4/1/2036	A-		2,000,000	2,020,340
Great Oaks Career Campuses Board of Education OH	3.00%	12/1/2050	Aa1		15,460,000	11,995,428
Homewood Educational Building Authority - Samford University AL	5.00%	12/1/2047	Baa2		13,425,000	13,453,469
Illinois Finance Authority - Illinois Institute of Technology	4.00%	9/1/2037	Ba2		3,135,000	2,754,383
Illinois Finance Authority - Illinois Institute of Technology	4.00%	9/1/2039	Ba2		4,295,000	3,671,436
Illinois Finance Authority - Illinois Institute of Technology	5.00%	9/1/2040	Ba2		2,020,000	1,932,666

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Illinois Finance Authority - University of Chicago	5.25%	5/15/2048	Aa2	$7,500,000	$8,129,928
Illinois Finance Authority - University of Chicago	5.25%	5/15/2054	Aa2	18,850,000	20,259,528
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2038	BBB+	2,730,000	2,873,997
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2039	BBB+	2,870,000	3,011,329
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2040	BBB+	3,535,000	3,698,044
Iowa Higher Education Loan Authority - Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2047	BBB+	1,800,000	1,853,842
Louisiana Public Facilities Authority - Loyola University New Orleans	5.25%	10/1/2053	Baa1	22,000,000	22,584,049
Louisiana Public Facilities Authority - Tulane University	4.00%	4/1/2050	A+	9,040,000	8,670,941
Maine Health & Higher Educational Facilities Authority - Northeastern University	5.25%	10/1/2054	A1	13,750,000	15,067,638
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2032	Baa3	3,750,000	3,786,826
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2033	Baa3	1,250,000	1,260,013
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2034	Baa3	1,600,000	1,609,543
Massachusetts Development Finance Agency - Trustees of Boston University	5.00%	10/1/2048	AA-	4,650,000	5,002,263
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Lipscomb University Obligated Group TN	5.25%	10/1/2058	BBB-	8,165,000	8,290,596
Miami-Dade County Educational Facilities Authority - University of Miami FL	5.00%	4/1/2053	A2	5,000,000	5,093,232
Middlesex County Improvement Authority - Rutgers The State University of New Jersey(c)	5.00%	8/15/2053	Aa3	15,000,000	16,078,770
Montebello Unified School District CA GO (AGM)	5.50%	8/1/2047	AA	6,500,000	7,085,092

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Educational Facilities Authority	5.25%	9/1/2053	A2	$2,100,000	$2,241,734
New York State Dormitory Authority - Cornell University	5.50%	7/1/2054	Aa1	22,500,000	25,256,272
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	BBB+	5,000,000	4,999,610
New York State Dormitory Authority - New School	4.00%	7/1/2052	A3	7,870,000	7,192,548
New York State Dormitory Authority - New York Institute of Technology NY	5.25%	7/1/2049	BBB	1,300,000	1,380,516
New York State Dormitory Authority - New York Institute of Technology NY	5.25%	7/1/2054	BBB	1,900,000	2,004,461
New York State Dormitory Authority - Pace University	5.50%	5/1/2056	BBB-	8,500,000	9,133,781
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2042	BBB-	3,720,000	3,797,257
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2050	BBB-	8,000,000	8,049,347
Ohio Higher Educational Facility Commission(c)	5.25%	10/1/2053	AA-	11,500,000	12,380,476
Ohio Higher Educational Facility Commission - Oberlin College	5.25%	10/1/2053	AA-	2,680,000	2,885,189
Ohio Higher Educational Facility Commission - Xavier University	5.25%	5/1/2049	Baa1	2,805,000	2,967,299
Ohio Higher Educational Facility Commission - Xavier University	5.25%	5/1/2054	Baa1	4,690,000	4,940,260
Onondaga County Trust for Cultural Resources - Syracuse University NY	5.00%	12/1/2043	AA-	8,000,000	8,416,374
Public Finance Authority - Wingate University WI	5.25%	10/1/2038	BBB-	2,220,000	2,229,281
Public Finance Authority - Wingate University WI	5.25%	10/1/2043	BBB-	1,000,000	993,642
Rhode Island Health & Educational Building Corp. - Providence College	5.00%	11/1/2053	A	12,975,000	13,710,976
Shaker Heights City School District OH	5.25%	12/15/2059	AA	7,380,000	8,026,617
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%	6/15/2054	NR	700,000	680,021
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%	6/15/2059	NR	700,000	673,315

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2064	NR	$720,000	$685,540
Town of Davie - Nova Southeastern University Inc FL	5.00%		4/1/2048	A-	3,000,000	3,046,508
University of Connecticut	5.25%		11/15/2047	Aa3	8,080,000	8,414,960
University of Illinois (AGM)	4.00%		4/1/2038	AA	4,965,000	4,970,244
University of North Carolina at Wilmington	5.00%		6/1/2037	A1	7,055,000	7,081,161
University of Oregon (BAM)	3.50%		4/1/2052	AA	5,000,000	4,306,825
Vermont Educational & Health Buildings Financing Agency - President & Fellows of Middlebury College	4.00%		11/1/2050	AA	4,625,000	4,516,947
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.125%		7/1/2053	BBB	2,500,000	2,721,985
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.375%		7/1/2063	BBB	1,655,000	1,812,722
Total						427,749,808

Electric Revenue Bonds 0.33%
City of San Antonio TX Electric & Gas Systems Revenue(c)	5.00%		2/1/2054	Aa2	15,000,000	15,957,631

Energy 0.59%
Main Street Natural Gas, Inc. GA	5.00%		5/15/2038	A1	3,745,000	3,925,793
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	23,635,000	24,009,213
Total						27,935,006

Financial Services 0.11%
Massachusetts Educational Financing Authority AMT	4.125%		7/1/2046	BBB	5,755,000	5,098,521

General Obligation 13.85%
Black Belt Energy Gas District AL	5.25%	#(a)	2/1/2053	A1	7,500,000	7,881,655
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	41,700,000	44,319,369
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2049	Aa3	9,600,000	10,519,283
Chicago Board of Education IL GO	4.00%		12/1/2040	BB+	2,600,000	2,321,679
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	5,000,000	4,411,106

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chicago Board of Education IL GO	5.00%	12/1/2029	BB+	$2,000,000	$2,046,971
Chicago Board of Education IL GO	5.00%	12/1/2030	BB+	2,070,000	2,111,741
Chicago Board of Education IL GO	5.00%	12/1/2031	BB+	1,000,000	1,019,177
Chicago Board of Education IL GO	5.00%	12/1/2047	BB+	4,435,000	4,335,511
Chicago Board of Education IL GO	5.875%	12/1/2047	BB+	3,750,000	4,022,524
Chicago Board of Education IL GO	6.00%	12/1/2049	BB+	4,875,000	5,269,274
Chicago Board of Education IL GO	6.50%	12/1/2046	BB+	1,100,000	1,129,633
Chicago Board of Education IL GO†	7.00%	12/1/2046	BB+	1,200,000	1,272,796
City of Chicago IL GO	5.00%	1/1/2044	BBB+	4,060,000	4,131,825
City of Chicago IL GO	5.00%	1/1/2045	BBB+	7,200,000	7,307,898
City of Chicago IL GO	5.25%	1/1/2045	BBB+	13,400,000	13,821,366
City of Chicago IL GO	5.50%	1/1/2034	BBB+	2,400,000	2,402,805
City of Chicago IL GO	5.50%	1/1/2037	BBB+	3,245,000	3,248,793
City of Chicago IL GO	5.50%	1/1/2039	BBB+	2,125,000	2,255,849
City of Chicago IL GO	5.50%	1/1/2040	BBB+	2,500,000	2,502,922
City of Chicago IL GO	5.50%	1/1/2042	BBB+	5,000,000	5,005,844
City of Chicago IL GO	5.50%	1/1/2049	BBB+	18,285,000	18,672,953
City of Horace ND GO	4.50%	5/1/2039	Baa3	1,250,000	1,248,578
City of Horace ND GO	4.75%	5/1/2044	Baa3	1,100,000	1,105,506
City of New York NY GO	5.00%	8/1/2051	AA	7,275,000	7,751,162
City of New York NY GO	5.25%	9/1/2043	AA	6,500,000	7,115,252
City of New York NY GO	5.25%	4/1/2054	AA	8,500,000	9,224,234
City of New York NY GO	5.50%	5/1/2046	AA	2,675,000	2,936,756
City of New York NY GO TCRS (BAM)	3.00%	3/1/2051	AA	5,000,000	3,769,618
City of Philadelphia PA GO	5.00%	8/1/2037	A+	3,250,000	3,371,538
Commonwealth of Massachusetts GO	5.00%	1/1/2054	AA+	7,740,000	8,247,041
Commonwealth of Pennsylvania GO	4.00%	3/1/2037	Aa2	4,255,000	4,269,660
Commonwealth of Puerto Rico GO	4.00%	7/1/2037	NR	13,782,789	13,306,817
Commonwealth of Puerto Rico GO	4.00%	7/1/2046	NR	15,000,000	13,951,068
Commonwealth of Puerto Rico GO	5.375%	7/1/2025	NR	2,576,932	2,592,210
County of Anne Arundel MD GO	3.00%	10/1/2044	AAA	7,415,000	6,046,644
County of Cook IL GO	5.00%	11/15/2030	A+	1,000,000	1,031,187
County of Cook IL GO	5.00%	11/15/2035	A+	1,000,000	1,026,791
County of Luzerne PA GO (AGM)	5.00%	11/15/2029	AA	4,215,000	4,289,041
County of Pasco - State of Florida Cigarette Tax Revenue (AGM)	5.75%	9/1/2054	AA	4,770,000	5,267,350
Forney Independent School District TX GO (PSF-GTD)	3.00%	2/15/2045	AAA	6,050,000	4,902,596

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Grant County Public Hospital District No. 1 WA GO	5.125%		12/1/2048	Baa2	$5,000,000	$5,110,777
Irvine Unified School District - Community Facilities District No 01-1 CA Special Tax (BAM)	5.00%		9/1/2056	AA	500,000	510,192
King County Public Hospital District No. 4 WA GO	5.00%		12/1/2038	NR	5,000,000	4,998,834
Louisiana Stadium & Exposition District	5.00%		7/1/2048	A2	4,750,000	4,998,433
Louisiana Stadium & Exposition District	5.25%		7/1/2053	A2	15,715,000	16,722,069
Main Street Natural Gas, Inc. GA	5.00%		5/15/2027	A1	4,500,000	4,614,727
Main Street Natural Gas, Inc. GA	5.00%		5/15/2029	A1	2,940,000	3,071,792
Main Street Natural Gas, Inc. GA	5.00%	#(a)	6/1/2053	A3	20,965,000	21,952,609
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	AA	2,000,000	2,170,704
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	AA	3,980,000	4,319,701
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	AA	4,000,000	4,310,639
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	AA	5,000,000	5,388,299
Metropolitan Pier & Exposition Authority IL	4.00%		6/15/2050	A	25,900,000	23,507,721
Metropolitan Pier & Exposition Authority IL (AGM)	4.00%		6/15/2050	AA	6,000,000	5,470,867
New Jersey Economic Development Authority - New Jersey Transit Corp	5.25%		11/1/2047	A2	11,050,000	11,882,548
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2029	A2	15,365,000	12,955,915
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2048	A2	5,000,000	5,711,710
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%		6/15/2041	A2	6,250,000	6,886,357
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%		6/15/2042	A2	2,000,000	2,195,874
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		2/1/2044	AAA	15,000,000	16,192,179
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%		11/1/2045	AAA	7,500,000	8,341,167

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
New York State Thruway Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+	$19,635,000	$15,133,882
New York State Thruway Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	7,085,000	5,401,236
New York State Thruway Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2051	AA+	4,110,000	3,090,798
New York State Urban Development Corp. - State of New York Sales Tax Revenue	3.00%	3/15/2049	Aa1	4,970,000	3,795,672
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	6.00%	6/30/2061	Baa2	33,325,000	36,322,477
Royse City Independent School District TX (PSF-GTD)	5.00%	2/15/2054	Aaa	7,000,000	7,457,912
San Bernardino Community College District CA GO	Zero Coupon	8/1/2044	Aa1	7,750,000	3,352,834
San Francisco Bay Area Rapid Transit District Sales Tax Revenue CA	3.00%	7/1/2044	AA+	6,505,000	5,401,480
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2037	Aa3	1,200,000	1,217,247
Southwest Local School District/Hamilton County OH GO (SD CRED PROG)	4.00%	1/15/2055	Aa1	7,000,000	6,556,570
St. Louis County Reorganized School District No. R-6 MO GO	3.35%	2/1/2037	AAA	6,350,000	5,957,149
St. Louis County Reorganized School District No. R-6 MO GO	3.40%	2/1/2038	AAA	6,150,000	5,760,306
State of California GO	5.00%	8/1/2038	Aa2	3,700,000	3,789,954
State of California GO	5.25%	8/1/2032	Aa2	7,500,000	7,580,433
State of California GO	5.25%	10/1/2050	Aa2	7,500,000	8,307,667
State of Connecticut	3.00%	11/15/2042	AA-	4,000,000	3,539,281
State of Connecticut	3.00%	11/15/2043	AA-	2,800,000	2,436,800
State of Connecticut GO	5.00%	6/15/2038	AA-	1,000,000	1,045,935
State of Connecticut GO	5.00%	4/15/2039	AA-	1,650,000	1,741,917
State of Illinois GO	4.00%	11/1/2037	A-	6,810,000	6,728,880
State of Illinois GO	5.00%	1/1/2035	A-	6,200,000	6,268,906
State of Illinois GO	5.00%	12/1/2035	A-	2,145,000	2,210,939
State of Illinois GO	5.00%	5/1/2038	A-	4,515,000	4,636,554

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of Illinois GO	5.00%	1/1/2041	A-	$3,580,000	$3,602,694
State of Illinois GO	5.00%	5/1/2043	A-	3,000,000	3,055,897
State of Illinois GO	5.25%	5/1/2045	A-	2,500,000	2,692,547
State of Illinois GO	5.25%	5/1/2047	A-	1,500,000	1,605,788
State of Illinois GO	5.25%	5/1/2048	A-	1,500,000	1,601,676
State of Illinois GO	5.25%	5/1/2049	A-	1,750,000	1,869,398
State of Illinois GO	5.50%	5/1/2039	A-	8,250,000	8,889,792
State of Illinois GO	5.50%	10/1/2039	A-	6,000,000	6,646,559
State of Illinois GO	5.50%	3/1/2042	A-	5,250,000	5,720,400
State of Illinois GO	5.50%	3/1/2047	A-	13,650,000	14,692,822
State of Illinois GO	5.50%	5/1/2047	A-	11,165,000	12,034,923
State of Illinois GO	5.75%	5/1/2045	A-	2,600,000	2,813,593
Union County Utilities Authority - Covanta Union LLC NJ GTD AMT	4.75%	12/1/2031	AA+	3,775,000	3,774,850
Washington & Multnomah Counties School District No. 48J Beaverton OR GO (SCH BD GTY)	5.00%	6/15/2036	AA+	8,000,000	8,293,950
Washington State Convention Center Public Facilities District	5.00%	7/1/2048	A3	7,000,000	7,142,549
Washington Township Health Care District CA GO	5.50%	8/1/2053	AA	2,000,000	2,238,998
Wilkes-Barre Area School District PA GO (BAM), (ST AID WITHHLDG)	5.00%	4/15/2059	AA	2,500,000	2,546,000
Total					659,734,402

Health Care 15.57%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB	3,000,000	2,834,866
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2046	BBB	2,615,000	2,431,278
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2049	BBB	2,700,000	2,857,021
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2054	BBB	4,250,000	4,468,736
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	8,008,000	5,643,457
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	6/30/2039	NR	16,473,000	15,898,868

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Berks County Municipal Authority - Tower Health Obligated Group PA	6.00%	6/30/2034	NR		$1,218,914	$1,304,946
Berks County Municipal Authority - Tower Health Obligated Group PA	8.00%	6/30/2034	NR		2,432,609	2,470,504
California Health Facilities Financing Authority - Children’s Hospital Los Angeles Obligated Group	5.00%	8/15/2047	Baa2		3,025,000	3,054,841
California Health Facilities Financing Authority - City of Hope Obligated Group	4.00%	11/15/2045	A		7,050,000	6,767,821
California Municipal Finance Authority - Community Hospitals of Central California Obligated Group	5.00%	2/1/2047	A3		6,940,000	6,985,894
California Municipal Finance Authority - PRS-California Obligated Group	5.00%	4/1/2049	BBB+	(d)	1,300,000	1,354,973
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%	12/1/2043	BB		4,510,000	4,639,730
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%	12/1/2056	BB		4,500,000	4,522,209
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB		6,875,000	6,876,175
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB		3,375,000	3,471,831
Chattanooga Health Educational & Housing Facility Board - Erlanger Health Obligated Group TN	5.25%	12/1/2054	A		20,000,000	20,958,862
City of Colby KS - Citizens Medical Center Inc	5.50%	7/1/2026	NR		7,400,000	7,415,123
City of Jacksonville - Genesis Health Inc Obligated Group FL	5.00%	11/1/2050	A-		4,605,000	4,699,431
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%	11/15/2049	BBB+		9,650,000	9,702,165
City of Seneca - Nemaha Valley Community Hospital KS	5.00%	9/1/2025	NR		4,000,000	4,006,977
City of St. Cloud - CentraCare Health System Obligated Group MN	5.00%	5/1/2054	A2		8,750,000	9,143,158
City of Tampa - H Lee Moffitt Cancer Center & Research Institute Obligated Group FL	4.00%	7/1/2045	A		7,400,000	7,017,247

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Colorado Health Facilities Authority - CommonSpirit Health Obligated Group	5.00%	8/1/2044	A-	$3,000,000	$3,082,088
Colorado Health Facilities Authority - CommonSpirit Health Obligated Group	5.50%	11/1/2047	A-	4,390,000	4,780,026
Columbia County Hospital Authority - WellStar Health System Obligated Group GA	5.75%	4/1/2053	A+	2,670,000	2,965,982
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	4.00%	7/1/2041	BBB	7,920,000	7,437,343
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	4.00%	7/1/2049	BBB	6,875,000	6,148,331
County of Cuyahoga - MetroHealth System OH	5.50%	2/15/2052	BBB	8,925,000	9,069,470
County of Cuyahoga - MetroHealth System OH	5.50%	2/15/2057	BBB	5,250,000	5,330,190
County of Montgomery - Premier Health Partners Obligated Group OH	4.00%	11/15/2042	Baa1	10,800,000	9,917,317
County of Muskingum - Genesis Healthcare Obligated Group OH	5.00%	2/15/2044	BB+	2,650,000	2,606,330
County of Warren - Bowling Green-Warren County Community Hospital Corp KY	5.25%	4/1/2049	AA-	8,610,000	9,239,332
County of Warren - Bowling Green-Warren County Community Hospital Corp KY	5.25%	4/1/2054	AA-	8,000,000	8,535,811
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%	6/1/2046	NR	950,000	957,624
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%	6/1/2051	NR	1,115,000	1,118,405
Cumberland County Municipal Authority - Penn State Health Obligated Group PA	3.00%	11/1/2038	A	4,315,000	3,742,330
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB	700,000	700,243
Duluth Economic Development Authority - Essentia Health Obligated Group MN	5.25%	2/15/2053	A-	2,870,000	2,927,185
Duluth Economic Development Authority - Essentia Health Obligated Group MN	5.25%	2/15/2058	A-	21,000,000	21,427,312

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Duluth Economic Development Authority - St Luke’s Hospital of Duluth Obligated MN	5.25%	6/15/2052	AA-	$5,000,000	$5,360,645
Genesee County Funding Corp. - Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+	4,000,000	4,158,330
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2043	Baa2	4,720,000	4,887,132
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2044	Baa2	4,135,000	4,267,762
Greenville Health System - Prisma Health Obligated Group SC	5.00%	5/1/2034	A	3,970,000	3,970,598
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple University Health Obligated Group PA	5.00%	7/1/2032	BBB	1,000,000	1,017,134
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple University Health Obligated Group PA	5.00%	7/1/2033	BBB	2,950,000	2,997,253
Illinois Finance Authority - University of Chicago Medical Center Obligated Group	5.00%	8/15/2052	AA-	15,000,000	15,597,240
Isle of Weight County Economic Development Authority - Riverside Healthcare Association Obligated Group VA (AGM)	5.25%	7/1/2048	AA	3,000,000	3,236,527
Isle of Weight County Economic Development Authority - Riverside Healthcare Association Obligated Group VA (AGM)	5.25%	7/1/2053	AA	6,000,000	6,388,888
Lee County Industrial Development Authority - Lee Health System Inc Obligated Group FL	4.00%	4/1/2049	A+	5,500,000	5,126,917
Louisville/Jefferson County Metropolitan Government - Norton Healthcare Obligated Group KY	5.00%	10/1/2041	A	3,200,000	3,430,629
Maryland Health & Higher Educational Facilities Authority - Adventist Healthcare Obligated Group	5.00%	1/1/2036	Baa3	3,290,000	3,417,723
Maryland Health & Higher Educational Facilities Authority - Adventist Healthcare Obligated Group	5.50%	1/1/2046	Baa3	17,990,000	18,193,440

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Maryland Health & Higher Educational Facilities Authority - Mercy Medical Center Obligated Group	5.00%	7/1/2036	A-	$1,320,000	$1,337,011
Maryland Health & Higher Educational Facilities Authority - Mercy Medical Center Obligated Group	5.00%	7/1/2038	A-	2,250,000	2,272,246
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2031	BBB	1,980,000	2,011,623
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2035	BBB	5,115,000	5,178,025
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.25%	7/1/2048	BBB	2,600,000	2,754,182
Massachusetts Development Finance Agency - Mass General Brigham Inc	5.00%	7/1/2054	AA-	11,000,000	11,737,648
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2035	BBB-	2,000,000	1,873,560
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	5,380,000	4,729,562
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2039	BBB-	3,360,000	3,382,921
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	1,600,000	1,559,955
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	8.50%	10/1/2026	BBB-	8,910,000	9,020,091
Michigan Finance Authority Provident Group - HFH Energy LLC	5.50%	2/28/2049	A3	3,100,000	3,378,795
Michigan Finance Authority Provident Group - HFH Energy LLC	5.50%	2/28/2057	A3	2,200,000	2,380,418
Michigan State Hospital Finance Authority - Ascension Health Credit Group	5.00%	11/15/2047	AA	4,000,000	4,123,192
Minnesota Agricultural & Economic Development Board - HealthPartners Obligated Group	5.25%	1/1/2054	A	12,900,000	13,861,783
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	10,000,000	9,838,843
Montana Facility Finance Authority - Kalispell Regional Medical Center Obligated Group	5.00%	7/1/2043	A	4,000,000	4,033,584

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Montana Facility Finance Authority - Kalispell Regional Medical Center Obligated Group	5.00%	7/1/2048	A		$5,760,000	$5,777,405
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	4.00%	9/1/2049	A		3,960,000	3,634,742
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2029	A-		1,000,000	1,000,632
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2030	A-		580,000	580,337
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2031	A-		1,620,000	1,620,844
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2034	A-		1,100,000	1,100,310
Nebraska Educational Health Cultural & Social Services Finance Authority - Immanuel Retirement Communities Obligated Group	4.00%	1/1/2044	AA	(d)	3,500,000	3,268,197
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%	12/15/2033	NR		2,260,000	2,303,402
New Hampshire Business Finance Authority - NFA UH SPV LLC†	6.25%	12/15/2038	NR		2,565,000	2,654,796
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-		8,110,000	7,237,759
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	BB-		1,300,000	1,289,779
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2040	BB-		1,300,000	1,221,083
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2038	BBB-		4,900,000	4,732,637
New York State Dormitory Authority - Montefiore Obligated Group	5.00%	8/1/2028	BBB-		3,055,000	3,193,194
New York State Dormitory Authority - Northwell Health Obligated Group	5.00%	5/1/2052	A-		8,085,000	8,447,339
New York State Dormitory Authority - Northwell Health Obligated Group(c)	5.00%	5/1/2052	A-		33,500,000	34,994,869

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - Northwell Health Obligated Group	5.25%	5/1/2054	A-	$25,000,000	$26,914,320
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-	3,000,000	3,170,054
New York State Dormitory Authority - White Plains Hospital Obligated Group (AGC)	5.50%	10/1/2054	AA	6,500,000	7,180,050
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	4.50%	7/1/2052	B-	2,475,000	2,149,841
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-	1,500,000	1,430,110
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2048	BB	4,660,000	4,707,727
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2052	BB	10,015,000	10,189,613
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2057	BB	10,000,000	10,162,676
Oregon State Facilities Authority - Providence St Joseph Health Obligated Group	5.00%	10/1/2045	A	7,000,000	7,031,235
Palm Beach County Health Facilities Authority - Baptist Health South Obligated Group FL	4.00%	8/15/2049	AA-	6,765,000	6,299,547
Palomar Health Obligated Group CA	5.00%	11/1/2036	BB+	11,025,000	10,039,324
Palomar Health Obligated Group CA	5.00%	11/1/2039	BB+	8,240,000	7,347,866
Pennsylvania Economic Development Financing Authority - UPMC Obligated Group	4.00%	5/15/2048	A	3,500,000	3,335,043
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	5.00%	11/1/2054	A	5,000,000	5,192,489
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson University Obligated Group	5.50%	11/1/2054	A	6,750,000	7,336,924
Public Finance Authority - Moses H Cone Memorial Hospital Obligated Group WI	5.00%	10/1/2052	AA-	8,750,000	9,160,338
Public Finance Authority - Proton International Alabama LLC WI†(b)	6.85%	10/1/2047	NR	1,410,000	141,000
Rhode Island Health & Educational Building Corp. - Lifespan Obligated Group	5.25%	5/15/2049	BBB+	1,825,000	1,930,967

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Rhode Island Health & Educational Building Corp. - Lifespan Obligated Group	5.25%	5/15/2054	BBB+	$4,805,000	$5,051,065
Roanoke Economic Development Authority - Carilion Clinic Obligated Group	3.00%	7/1/2045	AA-	20,740,000	17,392,296
Skagit County Public Hospital District No. 1 WA	5.50%	12/1/2054	Baa3	3,720,000	3,925,883
South Broward Hospital District Obligated Group FL TCRS (BAM)	3.00%	5/1/2051	AA	5,150,000	3,848,139
South Carolina Jobs-Economic Development Authority - Bon Secours Mercy Health Inc	5.00%	12/1/2046	A+	8,000,000	8,304,775
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.50%	11/1/2046	A+	9,500,000	10,554,198
South Carolina Jobs-Economic Development Authority - Novant Health Obligated Group	5.50%	11/1/2054	A+	16,640,000	18,239,224
State of Ohio - Premier Health Partners Obligated	4.00%	11/15/2039	Baa1	2,640,000	2,495,073
Tarrant County Cultural Education Facilities Finance Corp TX(c)	5.00%	7/1/2053	A1	9,550,000	9,965,117
Washington Health Care Facilities Authority - Overlake Hospital Medical Center Obligated Group	5.00%	7/1/2038	A	4,000,000	3,907,585
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%	9/1/2048	BBB+	2,060,000	2,308,445
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%	9/1/2053	BBB+	3,250,000	3,617,462
Westchester County Health Care Corp Obligated Group NY	6.00%	11/1/2030	BB+	100,000	100,140
Westchester County Health Care Corp Obligated Group NY	6.125%	11/1/2037	BB+	30,000	30,070
Westchester County Health Care Corp Obligated Group NY	6.25%	11/1/2052	BB+	1,280,000	1,432,163
Westchester County Health Care Corp Obligated Group NY (AGM)	5.00%	11/1/2051	AA	2,750,000	2,880,265
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%	11/1/2048	AA	1,750,000	1,946,145
Wisconsin Health & Educational Facilities Authority - Ascension Health Credit Group(e)	4.00%	11/15/2046	NR	3,935,000	3,975,185
Wisconsin Health & Educational Facilities Authority - Ascension Health Credit Group(e)	4.00%	11/15/2046	Aa2	4,065,000	3,867,778

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.50%	2/15/2054	BBB	$9,750,000	$10,569,972
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group (BAM)	5.25%	2/15/2054	AA	1,250,000	1,329,896
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%	2/1/2048	Ba2	840,000	817,762
Yuma Industrial Development Authority - Yuma Regional Medical Center Obligated Group AZ	5.25%	8/1/2054	A	13,500,000	14,434,053
Total					741,804,229

Housing 2.93%
California Municipal Finance Authority - Bowles Hall Foundation	5.00%	6/1/2050	Baa3	1,410,000	1,411,827
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2039	Baa3	1,000,000	1,011,297
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2041	Baa3	1,000,000	1,006,434
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2048	Baa3	1,350,000	1,332,184
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2053	Baa3	1,745,000	1,707,228
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2058	Baa3	1,750,000	1,691,401
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR	5,000,000	3,999,365
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%	8/1/2056	NR	4,500,000	3,292,780
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR	4,020,000	1,248,800
Delaware State Housing Authority (FHLMC), (FNMA), (GNMA)	6.00%	1/1/2055	Aa1	8,365,000	9,118,784
Florida Housing Finance Corp. (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2055	Aaa	5,000,000	5,534,741

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Indiana Finance Authority - CHF-Tippecanoe LLC	5.00%	6/1/2053	BBB-	$1,350,000	$1,369,913
Indiana Finance Authority - CHF-Tippecanoe LLC	5.125%	6/1/2058	BBB-	1,700,000	1,734,127
Indiana Finance Authority - CHF-Tippecanoe LLC	5.375%	6/1/2064	BBB-	4,460,000	4,594,775
Indiana Finance Authority - SFP-PUFW I LLC	5.00%	7/1/2054	BBB-	1,175,000	1,189,965
Indiana Finance Authority - SFP-PUFW I LLC	5.25%	7/1/2064	BBB-	1,625,000	1,655,271
Industrial Development Authority of the City of Phoenix Arizona - Downtown Phoenix Student Housing LLC AZ	5.00%	7/1/2037	Baa3	1,000,000	1,017,749
Knox County Health Educational & Housing Facility Board - Provident Group - UTK Properties LLC TN (BAM)	5.25%	7/1/2049	AA	2,700,000	2,862,526
Knox County Health Educational & Housing Facility Board - Provident Group - UTK Properties LLC TN (BAM)	5.50%	7/1/2054	AA	1,150,000	1,232,042
Knox County Health Educational & Housing Facility Board - Provident Group - UTK Properties LLC TN (BAM)	5.50%	7/1/2059	AA	2,000,000	2,135,399
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%	7/1/2054	AA	3,775,000	3,918,156
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%	7/1/2059	AA	1,330,000	1,370,992
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-	2,000,000	2,167,605
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-	5,000,000	5,482,401
Maryland Economic Development Corp. - University of Maryland College Park (AGM)	5.00%	7/1/2054	AA	5,000,000	5,195,913
Maryland Economic Development Corp. - University of Maryland College Park (AGM)	5.125%	7/1/2059	AA	3,000,000	3,141,292
Maryland Economic Development Corp. - University of Maryland College Park (AGM)	5.25%	7/1/2064	AA	5,000,000	5,262,008
New Hampshire Business Finance Authority	4.00%	10/20/2036	BBB	10,675,261	10,298,644
New Hampshire Business Finance Authority	4.25%	7/20/2041	A2	6,446,979	6,267,023
New Hampshire Business Finance Authority	4.375%	9/20/2036	BBB	5,321,643	5,288,633
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	4.375%	12/15/2031	Baa3	750,000	759,450
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%	12/15/2031	NR	1,350,000	1,380,324

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
New York State Dormitory Authority - State University of New York Dormitory Facilities Revenue	3.00%		7/1/2045	Aa3	$5,037,000	$3,955,582
Public Finance Authority - CHF- Manoa LLC WI†	5.50%		7/1/2043	BBB-	4,500,000	4,803,983
Public Finance Authority - CHF-Manoa LLC WI†	5.75%		7/1/2053	BBB-	6,285,000	6,709,199
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%		7/1/2034	BBB-	1,000,000	987,820
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%		7/1/2039	BBB-	1,500,000	1,462,218
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%		7/1/2046	BBB-	1,000,000	950,871
Washington State Housing Finance Commission	4.221%	#(a)	3/20/2040	A3	10,985,016	10,508,110
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.00%		7/1/2054	BBB-	2,500,000	2,573,758
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%		7/1/2044	BBB-	1,350,000	1,474,712
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%		7/1/2049	BBB-	1,000,000	1,075,819
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%		7/1/2059	BBB-	5,135,000	5,478,750
Total						139,659,871

Lease Obligations 1.30%
Illinois Sports Facilities Authority (AGM)	5.00%		6/15/2027	AA	3,500,000	3,519,066
Indiana Finance Authority - Marion County Capital Improvement Board	5.25%		2/1/2032	AA+	5,000,000	5,043,809
Kentucky Bond Development Corp.	4.00%		9/1/2048	A+	6,645,000	6,266,992
New Jersey Economic Development Authority - New Jersey Transit Corp	5.00%		11/1/2044	A2	5,500,000	5,700,994
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%		1/1/2052	A-	9,000,000	9,005,935
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%		6/15/2043	A2	4,500,000	4,637,501

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%		6/15/2036	A2		$1,285,000	$1,331,235
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%		6/15/2047	A2		6,050,000	6,162,123
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2028	A2		10,000,000	8,749,960
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2031	A2		1,935,000	1,508,118
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2037	A2		3,390,000	2,026,179
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2030	A+		3,000,000	3,060,217
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+		2,400,000	2,447,783
Northern Illinois University (BAM)	5.50%		4/1/2049	AA		2,500,000	2,659,310
Total							62,119,222

Multi-Family Housing 0.19%
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3		6,975,444	6,508,098
New York City Housing Development Corp. NY	2.40%		11/1/2046	AA+		3,800,000	2,579,916
Total							9,088,014

Other Revenue 3.07%
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%		8/1/2048	BBB-		1,650,000	1,673,359
City of Miami Beach Parking Revenue FL (BAM)	5.00%		9/1/2040	AA		2,000,000	2,010,974
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	6.125%		8/15/2048	Baa3		9,775,000	9,851,544
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR		4,635,942	2,880,079
County of Broward FL Convention Center Hotel Revenue(c)	5.50%		1/1/2055	AA		31,540,000	34,047,058
District of Columbia - Friendship Public Charter School Inc	5.00%		6/1/2041	BBB		2,080,000	2,085,298
Fayette County Development Authority - United States Soccer Federation Inc GA	5.25%		10/1/2049	BBB	(d)	2,000,000	2,134,501
Fayette County Development Authority - United States Soccer Federation Inc GA	5.25%		10/1/2054	BBB	(d)	3,250,000	3,437,455

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2034	AA	$1,000,000	$1,042,301
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2035	AA	1,000,000	1,038,774
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2037	AA	1,160,000	1,198,384
Illinois Finance Authority - Noble Network of Charter Schools	6.125%		9/1/2039	BBB	6,000,000	6,006,130
Long Beach Bond Finance Authority CA	4.656% (3 Mo. LIBOR * ..67 + 1.45%	)#	11/15/2027	A1	9,000,000	9,093,780
Main Street Natural Gas, Inc. GA	5.00%		5/15/2037	A1	2,990,000	3,145,305
Main Street Natural Gas, Inc. GA	5.00%		5/15/2043	A1	3,250,000	3,339,167
Michigan Finance Authority - Bradford Academy	4.30%		9/1/2030	NR	230,000	214,689
Michigan Finance Authority - Bradford Academy	4.80%		9/1/2040	NR	565,000	485,382
Michigan Finance Authority - Bradford Academy	5.00%		9/1/2050	NR	925,000	756,755
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	1,650,000	1,751,299
New Jersey Economic Development Authority - Friends of TEAM Academy Charter School Obligated Group	6.00%		10/1/2043	BBB	3,500,000	3,503,569
New Jersey Economic Development Authority - New Jersey Transit Corp	5.00%		11/1/2052	A2	11,375,000	11,902,149
Public Finance Authority - Inperium Inc Obligated Group WI†	5.75%		12/1/2054	NR	4,000,000	4,035,863
Ridley School District PA (AGM), (ST AID WITHHLDG)	5.00%		11/15/2050	AA	5,000,000	5,222,053
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		5/15/2054	AA+	20,000,000	21,836,602
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	10,000,000	10,101,852
Washington State Convention Center Public Facilities District	4.00%		7/1/2048	Baa1	3,745,000	3,396,390
Total						146,190,712

Pollution Control 0.11%
Finance Authority of Maine - Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	1,200,000	1,203,316
Florida Development Finance Corp. - GFL Solid Waste Southeast LLC AMT†	4.375%	#(a)	10/1/2054	B	4,250,000	4,241,147
Total						5,444,463

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Pre-Refunded 0.02%
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2038	Aa3	$995,000	$1,008,340

Single-Family Housing 0.17%
Pennsylvania Housing Finance Agency	5.00%	10/1/2050	AA+	7,725,000	7,873,990

Special Tax 1.46%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	1,845,000	1,869,599
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	3,115,000	3,115,588
Gramercy Farms Community Development District FL(b)	5.25%	5/1/2039	NR	1,340,000	214	(f)
Gramercy Farms Community Development District FL	6.75%	5/1/2039	NR	206,000	202,690
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	3,000,000	2,499,773
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A+	4,875,000	4,911,740
Irvine Facilities Financing Authority - City of Irvine Community Facilities District No 2013-3 CA Special Tax (BAM)	5.25%	9/1/2053	AA	8,000,000	8,827,743
New Jersey Economic Development Authority - NJ Metromall Urban Renewal Inc	6.50%	4/1/2028	Baa2	1,412,895	1,425,753
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2046	AA	16,455,000	12,862,285
Rancho Cucamonga Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2030	AA	1,500,000	1,501,485
Rancho Cucamonga Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2031	AA	1,400,000	1,401,386
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	2,500,000	2,679,173
Riverside County Redevelopment Successor Agency CA Tax Allocation	8.50%	10/1/2041	A2	11,195,000	12,233,074
State of Connecticut Special Tax Revenue	5.00%	8/1/2034	AA	3,600,000	3,626,596
State of Connecticut Special Tax Revenue	5.00%	1/1/2037	AA	7,000,000	7,298,958
State of Connecticut Special Tax Revenue	5.00%	1/1/2038	AA	4,250,000	4,424,273

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Stone Canyon Community Improvement District MO(b)	5.70%	4/1/2022	NR	$1,000,000	$280,000
Stone Canyon Community Improvement District MO(b)	5.75%	4/1/2027	NR	1,300,000	364,000
Total					69,524,330

Tax Revenue 4.80%
Chicago Transit Authority Sales Tax Receipts Fund IL	4.00%	12/1/2050	A+	13,615,000	12,537,422
City of Sparks NV†	2.75%	6/15/2028	Baa2	380,000	370,373
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	8/1/2042	AA	1,250,000	1,339,438
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	3,750,000	3,777,971
County of Miami-Dade Transit System FL	5.00%	7/1/2051	AA	12,405,000	13,091,376
Lower Colorado River Authority - LCRA Transmission Services Corp TX	6.00%	5/15/2052	A	1,700,000	1,884,641
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR	3,500,000	3,574,037
Metropolitan Pier & Exposition Authority IL	4.00%	6/15/2052	A	7,210,000	6,481,256
Metropolitan Pier & Exposition Authority IL	5.00%	6/15/2050	A	4,365,000	4,472,358
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2030	A	10,535,000	8,557,112
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	6/15/2033	A	15,000,000	10,989,880
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2036	A	10,000,000	6,283,934
Metropolitan Pier & Exposition Authority IL TCRS (BAM)	5.00%	6/15/2053	AA	915,000	926,581
Mida Mountain Village Public Infrastructure District - Military Installation Development Auth Military Recreation Fac Project Area UT†	5.75%	6/15/2044	NR	850,000	867,106
Mida Mountain Village Public Infrastructure District - Military Installation Development Auth Military Recreation Fac Project Area UT†	6.00%	6/15/2054	NR	1,250,000	1,289,426
New York City Transitional Finance Authority - New York City Transitional Finance Authority Future Tax Secured Revenue	5.25%	5/1/2049	AAA	7,810,000	8,542,263

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2051	AAA		$10,705,000	$11,687,808
New York Convention Center Development Corp. - New York City Hotel Unit Fee Revenue	5.00%	11/15/2040	A2		5,000,000	5,021,019
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2042	Aa1		5,000,000	4,215,458
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	(d)	2,480,000	1,910,476
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+		8,980,000	6,793,489
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2046	AA+		2,455,000	2,612,134
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2047	AA+		5,775,000	4,534,834
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+		9,590,000	7,433,664
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+		6,495,000	4,987,156
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+		7,620,000	5,815,253
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR		1,271,000	1,067,819
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR		2,122,000	1,634,140
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR		2,549,000	1,799,280
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR		2,523,000	592,383
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR		11,598,000	11,454,382
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR		5,253,000	5,199,559
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR		39,000	38,090

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	$12,847,000	$12,678,657
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	4,980,000	4,971,003
San Leandro Unified School District CA GO	5.25%	8/1/2048	AA-	10,500,000	11,425,247
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2052	AA+	10,335,000	11,159,919
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2057	AA+	2,500,000	2,694,870
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2059	AA+	11,450,000	12,454,913
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2062	AA+	10,655,000	11,448,429
Total					228,615,156

Taxable Revenue - Water & Sewer 1.27%
City of Chicago IL Waterworks Revenue(c)	5.50%	11/1/2062	AA	20,300,000	22,059,773
County of Miami-Dade Water & Sewer System Revenue FL	5.25%	10/1/2054	AA	7,610,000	8,258,402
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%	6/15/2054	AA+	12,500,000	13,646,370
Oklahoma City Water Utilities Trust	5.25%	7/1/2064	AAA	7,500,000	8,172,131
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%	9/1/2048	AA	3,000,000	3,209,570
Washington Suburban Sanitary Commission MD	3.00%	6/1/2045	AAA	6,165,000	4,976,288
Total					60,322,534

Tobacco 2.14%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	54,825,000	48,660,071
Golden State Tobacco Securitization Corp. CA	5.00%	6/1/2051	BBB+	8,900,000	9,258,076
Michigan Finance Authority Tobacco Settlement Revenue	5.00%	6/1/2049	BBB+	2,445,000	2,469,816
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	20,000,000	1,228,124
Tobacco Securitization Authority of Northern California - Sacramento County Tobacco Securitization Corp	4.00%	6/1/2049	BBB+	2,850,000	2,581,213

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	5.00%	6/1/2048	BBB+		$8,900,000	$9,109,639
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB+		3,415,000	3,469,966
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+		4,305,000	4,413,479
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		7,540,000	7,408,879
TSASC, Inc. NY	5.00%	6/1/2035	A-		1,390,000	1,423,342
TSASC, Inc. NY	5.00%	6/1/2045	CCC+		7,500,000	6,904,944
TSASC, Inc. NY	5.00%	6/1/2048	NR		5,550,000	5,091,187
Total						102,018,736

Transportation 23.26%
Alameda Corridor Transportation Authority CA (AGM)	Zero Coupon	10/1/2051	AA		5,000,000	2,824,782
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2034	AA		3,650,000	3,744,819
Bay Area Toll Authority CA	3.00%	4/1/2054	AA-		5,100,000	3,961,791
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2049	A		3,875,000	4,124,269
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2054	A		2,875,000	3,044,448
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2038	BB+	(d)	5,000,000	5,103,331
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(d)	2,500,000	2,523,647
Canaveral Port Authority FL	5.00%	6/1/2048	A3		4,890,000	4,990,729
Charleston County Airport District SC AMT	5.25%	7/1/2049	A+		3,500,000	3,736,344
Charleston County Airport District SC AMT	5.25%	7/1/2054	A+		6,500,000	6,893,425
Chicago O’Hare International Airport - TRIPS Obligated Group IL AMT	5.00%	7/1/2048	BBB+		7,840,000	7,855,985
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA		1,950,000	2,160,665
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA		1,470,000	1,623,319
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA		1,660,000	1,826,677
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2047	A+		9,375,000	9,422,004
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2048	A+		20,000,000	20,284,856
Chicago O’Hare International Airport IL AMT	5.50%	1/1/2059	A+		6,000,000	6,439,370
City of Charlotte Airport Revenue NC	5.25%	7/1/2053	Aa3		18,650,000	20,281,284

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Charlotte Airport Revenue NC AMT	5.25%	7/1/2053	Aa3	$4,325,000	$4,578,769
City of Fresno Airport Revenue CA (BAM) AMT	5.00%	7/1/2053	AA	2,000,000	2,075,064
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%	7/15/2037	Ba3	4,600,000	4,872,874
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%	7/15/2038	Ba3	4,250,000	4,495,421
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%	7/15/2039	Ba3	4,700,000	4,964,021
City of Houston Airport System Revenue - United Airlines Inc TX AMT	6.625%	7/15/2038	BB	2,500,000	2,524,144
City of Los Angeles Department of Airports CA AMT	3.00%	5/15/2049	AA-	5,890,000	4,350,819
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2045	AA	6,410,000	6,630,793
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2047	AA	6,440,000	6,929,242
City of Salt Lake City Airport Revenue UT AMT	5.50%	7/1/2053	A+	7,500,000	8,071,721
City of St. Louis Airport Revenue MO (AGM)	5.00%	7/1/2047	AA	7,500,000	7,645,492
Colorado Bridge & Tunnel Enterprise (AGM)	5.25%	12/1/2049	AA	3,825,000	4,231,669
Colorado Bridge & Tunnel Enterprise (AGM)	5.50%	12/1/2054	AA	4,250,000	4,781,759
County of Lee Airport Revenue FL AMT	5.25%	10/1/2049	AA	6,200,000	6,576,547
County of Osceola Transportation Revenue FL	4.00%	10/1/2054	BBB+	1,775,000	1,635,630
County of Osceola Transportation Revenue FL	5.00%	10/1/2039	BBB+	1,000,000	1,046,208
Delaware River Joint Toll Bridge Commission PA	5.00%	7/1/2047	A+	11,100,000	11,322,587
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2032	A+	4,200,000	3,179,285
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2037	A+	7,720,000	4,147,487
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2037	Baa2	1,000,000	1,008,978
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2041	Baa2	4,240,000	4,253,723
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	5,000,000	3,723,450
Foothill-Eastern Transportation Corridor Agency CA	3.50%	1/15/2053	A	10,830,000	9,355,807

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A	$5,000,000	$4,713,024
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%	7/1/2048	AA	1,250,000	1,323,218
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%	7/1/2053	AA	2,000,000	2,102,879
Greenville-Spartanburg Airport District SC	5.25%	7/1/2054	A+	4,160,000	4,539,648
Hampton Roads Transportation Accountability Commission - Hampton Roads Transportation Fund VA	5.25%	7/1/2064	Aa1	13,000,000	14,197,101
Kenton County Airport Board AMT	5.25%	1/1/2049	A1	8,500,000	9,016,816
Kenton County Airport Board AMT	5.25%	1/1/2054	A1	10,750,000	11,356,460
Louisiana Public Facilities Authority - Calcasieu Bridge Partners LLC AMT	5.50%	9/1/2059	Baa3	13,450,000	14,176,322
Louisiana Public Facilities Authority - Calcasieu Bridge Partners LLC AMT	5.75%	9/1/2064	Baa3	20,910,000	22,581,236
Maryland Economic Development Corp. - City of Baltimore Port Covington Development District Tax Allocation	4.00%	9/1/2040	NR	2,000,000	1,852,129
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.00%	11/12/2028	Baa3	5,000,000	5,058,875
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.25%	6/30/2047	Baa3	2,500,000	2,563,172
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.25%	6/30/2052	Baa3	2,760,000	2,815,486
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.25%	6/30/2055	Baa3	6,500,000	6,616,294
Maryland State Transportation Authority	5.00%	7/1/2051	Aa2	10,000,000	10,521,917
Maryland State Transportation Authority Passenger Facility Charge Revenue AMT	3.00%	6/1/2036	A+	7,310,000	6,404,626
Metropolitan Nashville Airport Authority TN AMT	5.00%	7/1/2049	A2	5,000,000	5,122,150
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2052	A1	6,500,000	6,932,797
Metropolitan Transportation Authority NY	4.00%	11/15/2045	A-	4,675,000	4,455,461
Metropolitan Transportation Authority NY	4.00%	11/15/2048	A-	9,825,000	9,216,298
Metropolitan Transportation Authority NY	4.00%	11/15/2049	A-	6,605,000	6,179,840
Metropolitan Transportation Authority NY	4.00%	11/15/2050	A-	6,500,000	6,109,295
Metropolitan Transportation Authority NY(c)	4.75%	11/15/2045	A-	13,890,000	14,156,533
Metropolitan Transportation Authority NY	5.00%	11/15/2035	A-	4,265,000	4,342,158

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A3	$2,700,000	$2,890,544
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A-	4,680,000	4,830,642
Metropolitan Transportation Authority NY	5.25%		11/15/2049	A-	15,750,000	16,913,875
Metropolitan Transportation Authority NY	5.25%		11/15/2055	A-	10,850,000	11,322,486
Metropolitan Transportation Authority NY(c)	5.25%		11/15/2055	A3	6,610,000	6,897,846
Metropolitan Washington Airports Authority Aviation Revenue DC	5.50%		10/1/2054	AA-	7,000,000	7,563,499
Minneapolis - St. Paul Metropolitan Airports Commission AMT	5.00%		1/1/2047	A+	3,000,000	3,093,933
Minneapolis-St. Paul Metropolitan Airports Commission AMT	5.25%		1/1/2049	A+	15,000,000	15,889,183
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2045	A2	23,630,000	22,845,893
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2045	A2	5,000,000	5,223,586
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2050	A2	15,155,000	16,319,280
New Jersey Transportation Trust Fund Authority	5.50%		6/15/2050	A2	2,000,000	2,355,034
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%		6/15/2042	A2	8,500,000	9,309,340
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%		6/15/2046	NR	5,105,000	5,497,387
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%		6/15/2046	A-	9,490,000	9,743,267
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%		6/15/2050	A2	23,500,000	25,528,142
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%		6/15/2055	A2	18,500,000	19,986,471
New Jersey Turnpike Authority	5.25%		1/1/2054	AA-	9,000,000	9,776,187
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.375%		6/30/2060	Baa3	21,750,000	22,402,578
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	6.00%		6/30/2054	Baa3	18,500,000	19,799,357
New York State Thruway Authority - New York State Thruway Authority	5.25%		1/1/2056	A1	7,455,000	7,531,045
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa3	7,160,000	6,845,452
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2029	Baa3	2,955,000	3,049,077

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2030	Baa3	$4,440,000	$4,566,766
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa3	12,450,000	12,762,327
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa3	11,100,000	11,327,183
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3	21,000,000	21,484,436
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	BBB-	7,000,000	7,439,858
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	BBB-	16,530,000	18,417,668
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%	12/1/2039	Baa1	5,840,000	6,087,548
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%	12/1/2042	Baa1	3,270,000	3,366,834
New York Transportation Development Corp. - JFK Millennium Partners LLC AMT	5.50%	12/31/2060	BBB-	77,500,000	81,823,337
New York Transportation Development Corp. - JFK NTO LLC	5.50%	6/30/2060	Baa3	34,685,000	36,384,118
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	12,365,000	11,354,615
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa2	2,440,000	2,165,413
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	19,245,000	19,244,677
New York Transportation Development Corp. - Laguardia Gateway Partners LLC (AGM) AMT	4.00%	1/1/2051	AA	4,740,000	4,246,687
North Carolina Turnpike Authority	5.00%	1/1/2043	BBB	1,150,000	1,191,963
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2037	AA	8,255,000	8,258,951
North Texas Tollway Authority	5.00%	1/1/2048	A+	5,000,000	5,092,664
Northern Indiana Commuter Transportation District IN	5.00%	1/1/2054	A+	4,750,000	4,995,219
Northern Indiana Commuter Transportation District IN	5.25%	1/1/2049	A+	4,150,000	4,490,585
Oklahoma Turnpike Authority	5.50%	1/1/2053	AA-	7,500,000	8,249,917
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Motor License Fund AMT (AGM)	5.75%	12/31/2062	AA	8,100,000	8,762,160

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Pennsylvania Turnpike Commission	4.00%	12/1/2038	A2	$3,425,000	$3,445,488
Pennsylvania Turnpike Commission	5.00%	6/1/2029	A2	9,000,000	9,128,606
Port Authority of New York & New Jersey AMT	5.00%	7/15/2035	AA-	6,250,000	6,766,288
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	AA-	4,000,000	4,315,138
Port Authority of New York & New Jersey AMT	5.00%	7/15/2037	AA-	3,250,000	3,493,063
Port Authority of New York & New Jersey AMT	5.00%	7/15/2038	AA-	5,000,000	5,353,653
Port Authority of New York & New Jersey AMT	5.00%	1/15/2052	AA-	13,855,000	14,425,790
Port Authority of New York & New Jersey AMT	5.00%	12/1/2053	AA-	7,100,000	7,408,729
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-	3,940,000	4,246,681
Port of Portland Airport Revenue - Port of Portland OR Airport Revenue OR AMT	5.25%	7/1/2054	AA-	11,000,000	11,648,322
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2049	AA-	5,000,000	5,093,938
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-	6,250,000	6,776,468
Reno-Tahoe Airport Authority NV AMT	5.25%	7/1/2049	A	2,100,000	2,221,723
Reno-Tahoe Airport Authority NV AMT	5.25%	7/1/2054	A	2,340,000	2,459,431
San Diego County Regional Airport Authority CA	5.00%	7/1/2051	A1	15,475,000	16,491,715
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2053	Aa3	5,330,000	5,530,044
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2049	A1	9,400,000	10,017,712
San Joaquin Hills Transportation Corridor Agency CA	5.25%	1/15/2049	A-	510,000	510,244
State of Michigan Trunk Line Revenue	5.50%	11/15/2049	AA+	15,000,000	16,827,900
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners LLC AMT	5.50%	12/31/2058	Baa1	5,000,000	5,347,057
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2058	AA+	7,300,000	7,888,692
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2054	AA	17,585,000	18,693,340

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Wayne County Airport Authority - Detroit Metropolitan Wayne County Airport MI AMT	5.00%		12/1/2046	A1	$2,825,000	$2,918,422
Total						1,107,932,444

Utilities 13.53%
Adelanto Public Utility Authority CA (AGM)	5.00%		7/1/2039	AA	1,500,000	1,556,619
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	11,660,000	11,664,805
Black Belt Energy Gas District AL	5.00%	#(a)	5/1/2055	Aa3	5,000,000	5,283,253
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	3,750,000	3,999,191
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	9,450,000	9,991,539
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	6,665,000	7,008,633
California Community Choice Financing Authority	5.00%	#(a)	1/1/2055	A1	16,250,000	17,149,322
California Community Choice Financing Authority	5.00%	#(a)	8/1/2055	A2	13,265,000	14,066,760
California Community Choice Financing Authority(c)	5.25%	#(a)	11/1/2054	A2	14,000,000	14,815,510
California Pollution Control Financing Authority - Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa3	2,200,000	2,263,328
Casitas Municipal Water District CA Special Tax (BAM)	5.25%		9/1/2047	AA	500,000	517,250
Central Plains Energy Project NE	5.00%		9/1/2042	BBB+	3,305,000	3,606,419
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	5,000,000	5,052,079
City of Baltimore MD	5.00%		7/1/2039	A1	4,750,000	4,760,635
City of Baltimore MD(c)	5.25%		7/1/2047	AA-	7,190,000	7,723,699
City of Baltimore MD(c)	5.25%		7/1/2052	AA-	12,190,000	13,094,839
City of Chicago Waterworks Revenue IL	5.00%		11/1/2036	A+	1,775,000	1,842,232
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2036	AA	3,000,000	3,113,081
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2037	AA	2,500,000	2,590,134
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	5,500,000	5,608,852
City of Fort Lauderdale Water & Sewer Revenue FL	5.50%		9/1/2053	AA+	5,000,000	5,534,904
City of Philadelphia Water & Wastewater Revenue PA	5.25%		10/1/2052	A+	6,610,000	6,792,396
City of Rock Hill Combined Utility System Revenue SC	5.00%		1/1/2054	A+	1,125,000	1,180,574

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of Rock Hill Combined Utility System Revenue SC	5.00%		1/1/2064	A+	$16,750,000	$17,501,232
City of San Antonio Electric & Gas Systems Revenue - City of San Antonio TX Electric & Gas Systems Revenue TX	5.00%		2/1/2054	Aa2	15,710,000	16,716,405
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2049	Aa2	2,000,000	2,234,470
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2050	Aa2	10,880,000	12,037,786
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	7,000,000	7,740,687
County of Jefferson Sewer Revenue AL	5.25%		10/1/2049	BBB+	20,345,000	21,811,663
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	20,850,000	22,618,015
County of Washoe - Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	2,500,000	2,504,873
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	22,500,000	24,295,048
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	10,710,000	11,796,708
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	5.25%		8/1/2029	NR	1,500,000	1,568,135
Great Lakes Water Authority Sewage Disposal System Revenue MI	5.50%		7/1/2052	A+	12,000,000	12,993,085
JEA Water & Sewer System Revenue FL	5.50%		10/1/2054	AA+	5,000,000	5,521,005
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2035	Baa1	5,000,000	5,075,614
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2036	Baa1	5,000,000	5,071,589
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	15,500,000	15,441,388
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	26,455,000	28,496,154
Los Angeles Department of Water & Power CA	5.00%		7/1/2053	Aa2	9,000,000	9,788,675
Lower Colorado River Authority - LCRA Transmission Services Corp TX	5.00%		5/15/2040	A	2,970,000	2,980,041
Lower Colorado River Authority - LCRA Transmission Services Corp TX (AGM)	5.25%		5/15/2054	AA	9,000,000	9,686,152
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	22,600,000	22,345,445
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	14,205,000	14,270,170
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3	13,400,000	13,958,322
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2054	A3	11,000,000	11,631,961
Michigan Finance Authority - Great Lakes Water Authority Sewage Disposal System Revenue	5.00%		7/1/2034	A+	1,980,000	1,990,183
Municipal Electric Authority of Georgia	5.25%		1/1/2049	A2	3,475,000	3,747,811
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA	1,100,000	1,160,341

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA		$1,750,000	$1,850,873
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2053	AA		2,300,000	2,416,816
Municipal Electric Authority of Georgia (BAM)	5.25%		1/1/2054	AA		5,000,000	5,370,158
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.50%		6/15/2048	AA+		5,000,000	4,372,312
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%		6/15/2047	AA+		4,500,000	4,918,926
Omaha Public Power District Nebraska City Station Unit 2	5.25%		2/1/2042	A+		4,000,000	4,003,552
Paducah Electric Plant Board KY (AGM)	5.00%		10/1/2035	AA		1,000,000	1,020,037
Patriots Energy Group Financing Agency SC	5.25%	#(a)	2/1/2054	Aa1		10,000,000	10,695,901
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1		15,000,000	16,158,453
Philadelphia Gas Works Co. - Philadelphia Gas Works Co	5.25%		8/1/2049	A		13,000,000	14,043,658
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		5,000,000	4,726,052
Salt Verde Financial Corp. AZ	5.25%		12/1/2027	A3		3,750,000	3,901,567
South Carolina Public Service Authority	5.25%		12/1/2049	A-		5,945,000	6,434,941
South Carolina Public Service Authority	5.25%		12/1/2054	A-		3,000,000	3,225,158
South Carolina Public Service Authority	5.50%		12/1/2054	A-		7,280,000	7,959,650
Southeast Alabama Gas Supply District AL	5.00%	#(a)	6/1/2049	A1		10,000,000	10,640,390
Southeast Alabama Gas Supply District AL	5.00%	#(a)	8/1/2054	Aa3		13,750,000	14,569,243
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1		23,000,000	23,860,996
Southeast Energy Authority A Cooperative District AL	5.00%	#(a)	11/1/2055	Aa3		9,200,000	9,786,586
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1		5,000,000	5,327,938
Southern California Public Power Authority	4.708% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A2		3,090,000	3,053,495
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1		6,000,000	6,409,985
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	NR	(d)	10,550,000	10,849,430
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(a)	1/1/2054	A1		5,000,000	5,508,853
Texas Water Development Board - State Water Implementation Revenue Fund for Texas	4.00%		10/15/2037	AAA		7,760,000	7,792,887

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2024

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Transbay Joint Powers Authority CA Tax Allocation		5.00%	10/1/2049	A-	(d)	$1,310,000	$1,324,141
Total							644,421,010
Total Municipal Bonds (cost $4,770,477,086)							4,794,434,022

	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date

SHORT-TERM INVESTMENTS 0.41%

Variable Rate Demand Notes 0.41%

Education 0.12%
Philadelphia Authority for Industrial Development - Thomas Jefferson University Obligated PA (cost $5,475,000)	4.400%	1/2/2025	9/1/2050	A		5,475,000	5,475,000

General Obligation 0.28%
City of New York NY GO (cost $13,500,000)	4.000%	1/2/2025	4/1/2042	AA		13,500,000	13,500,000

Utilities 0.01%
Development Authority of Appling County - Georgia Power Co (cost $500,000)	4.100%	1/2/2025	9/1/2041	A		500,000	500,000
Total Short-Term Investments (cost $19,475,000)							19,475,000
Total Investments in Securities 101.06% (cost $4,789,952,086)							4,813,909,022
Other Assets and Liabilities – Net(h) (1.06)%							(50,528,811)
Net Assets 100.00%							$4,763,380,211

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
FHLMC	Insured by - Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
NATL	Insured by - National Public Finance Guarantee Corporation.
PSF	Permanent School Fund.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND December 31, 2024

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2024, the total value of Rule 144A securities was $220,197,384, which represents 4.62% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2024.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(d)	This investment has been rated by Fitch IBCA.
(e)	Securities purchased on a when-issued basis.
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at December 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2025	300	Short	$(34,984,382)	$(34,153,125)	$831,257

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)
Special Tax	$–	$69,524,116	$214	$69,524,330
Remaining Industries	–	4,724,909,692	–	4,724,909,692
Short-Term Investments
Variable Rate Demand Notes	–	19,475,000	–	19,475,000
Total	$–	$4,813,908,808	$214	$4,813,909,022
Other Financial Instruments
Futures Contracts
Assets	$831,257	$–	$–	$831,257
Liabilities	–	–	–	–
Total	$831,257	$–	$–	$831,257

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date			Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.05%

CORPORATE BONDS 0.12%

Health Care Services 0.12%
Care New England Health System (cost $4,816,727)	5.50%		9/1/2026			$5,000,000	$4,912,500

				Credit Rating: S&P or Moody’s

MUNICIPAL BONDS 99.93%

Corporate-Backed 18.16%
Arkansas Development Finance Authority - Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2		36,135,000	34,930,494
Arkansas Development Finance Authority - Hybar LLC AMT†	6.875%		7/1/2048	NR		10,250,000	11,238,304
Arkansas Development Finance Authority - Hybar LLC AMT†	7.375%		7/1/2048	NR		16,800,000	18,627,894
Arkansas Development Finance Authority - United States Steel Corp AMT	5.45%		9/1/2052	BB-		18,000,000	18,572,976
Arkansas Development Finance Authority - US Steel Corp AMT	5.70%		5/1/2053	BB-		17,250,000	18,068,481
Avenir Community Development District FL	5.375%		5/1/2043	NR		3,230,000	3,271,496
Avenir Community Development District FL	5.625%		5/1/2054	NR		3,830,000	3,901,852
Boggy Creek Improvement District FL	5.125%		5/1/2043	NR		1,775,000	1,804,034
Boggy Creek Improvement District FL	5.375%		5/1/2053	NR		4,300,000	4,351,542
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		3,800,000	3,823,693
Calhoun County Navigation Industrial Development Authority - Max Midstream Texas LLC AMT†	3.625%		7/1/2026	NR		2,800,000	2,597,875
California Infrastructure & Economic Development Bank - DesertXpress Enterprises LLC AMT†	8.00%	#(a)	1/1/2050	NR		12,000,000	12,330,892
City of Henderson - Pratt Paper LLC KY AMT†	4.70%		1/1/2052	NR		5,500,000	5,320,269
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.00%		7/15/2041	BB-	(b)	4,475,000	4,166,391
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2028	BB		5,000,000	5,112,218

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB	$18,325,000	$18,338,931
City of Valparaiso - Pratt Paper LLC AMT IN†	4.875%		1/1/2044	NR	2,000,000	2,028,369
City of Valparaiso - Pratt Paper LLC AMT IN†	5.00%		1/1/2054	NR	6,100,000	6,139,533
Crosswinds East Community Development District FL	5.50%		5/1/2044	NR	1,000,000	1,015,499
Crosswinds East Community Development District FL	5.75%		5/1/2054	NR	1,500,000	1,518,218
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	624,120
Downtown Doral South Community Development District FL†	5.00%		12/15/2048	NR	1,500,000	1,494,046
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	9,000,000	9,205,923
Grapevine Wash Local District - Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	8,000,000	7,747,704
Greater Orlando Aviation Authority - JetBlue Airways Corp FL	5.00%		11/15/2036	NR	5,570,000	5,572,675
Hobe-St Lucie Conservancy District Unit of Development No 1A	5.60%		5/1/2044	NR	1,840,000	1,890,571
Hobe-St Lucie Conservancy District Unit of Development No 1A	5.875%		5/1/2055	NR	4,000,000	4,098,304
Hoover Industrial Development Board - United States Steel Corp AL AMT	5.75%		10/1/2049	BB-	17,770,000	18,523,517
Illinois Finance Authority - LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR	10,000,000	11,554,898
Indiana Finance Authority - United States Steel Corp AMT	6.75%		5/1/2039	BB-	3,500,000	3,976,424
Industrial Development Board of The City of Kingsport Tennessee - Domtar Paper Co LLC AMT†	5.25%	#(a)	12/1/2054	B+	8,000,000	8,036,974
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	18,950,000	18,965,791
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%	#(a)	12/1/2050	AA+	9,145,000	10,406,416
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%		12/1/2050	AA+	23,370,000	26,593,543
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	12,500,000	12,657,745
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH AMT†	3.50%		12/1/2051	Ba1	9,450,000	7,158,676

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Louisiana Public Facilities Authority - Waste Pro USA Inc AMT†	6.75%	#(a)	10/1/2053	NR	$2,000,000	$2,168,586
Louisiana Public Facilities Authority - Waste Pro USA Inc LA†	6.50%	#(a)	10/1/2053	NR	3,745,000	4,030,439
Maricopa County Industrial Development Authority - Commercial Metals Co AZ†	4.00%		10/15/2047	BB+	8,080,000	7,047,731
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR	3,430,000	2,225,213
Miami-Dade County Industrial Development Authority - CFC MB I LLC FL†	6.25%		1/1/2059	NR	8,000,000	8,047,417
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	12,915,000	12,873,442
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL	5.00%		6/1/2054	BBB-	24,065,000	24,427,291
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL AMT	4.75%		12/1/2054	BBB-	10,500,000	10,172,785
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.00%		11/1/2027	B	1,250,000	1,231,219
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.875%		11/1/2042	B	17,000,000	16,190,824
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB	14,760,000	14,774,971
New Jersey Economic Development Authority - United Airlines Inc	5.50%		6/1/2033	BB	6,960,000	7,006,608
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	4,290,000	4,312,852
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR	11,700,000	11,706,744
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR	5,100,000	5,104,436
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.375%		11/15/2040	NR	5,000,000	5,004,178
New York Liberty Development Corp. - 7 World Trade Center II LLC	3.125%		9/15/2050	Aaa	2,500,000	1,994,183
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,040,451
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B+	1,330,000	1,332,252
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B+	21,495,000	21,521,920
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+	8,185,000	8,521,841

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	$9,165,000	$9,597,236
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa3	10,500,000	10,895,375
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	10,000,000	9,380,877
Normandy Community Development District Assessment Area One FL†	5.30%		5/1/2044	NR	1,500,000	1,461,604
Normandy Community Development District Assessment Area One FL†	5.55%		5/1/2054	NR	2,500,000	2,414,417
Ohio Air Quality Development Authority - AMG Vanadium LLC AMT†	5.00%		7/1/2049	B3	33,290,000	31,064,657
Parish of Beauregard - OfficeMax Inc LA	6.80%		2/1/2027	NR	5,000,000	5,010,037
Parish of St. James - NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB+	1,000,000	1,007,079
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	6,375,000	7,001,124
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB+	2,750,000	3,020,093
Parish of St. James - NuStar Logistics LP LA†	6.35%		7/1/2040	BB+	5,000,000	5,475,006
Parish of St. James - NuStar Logistics LP LA†	6.35%		10/1/2040	BB+	7,690,000	8,420,558
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2045	NR	1,375,000	1,258,532
Pennsylvania Economic Development Financing Authority - CONSOL Energy Inc AMT†	9.00%	#(a)	4/1/2051	BB	4,250,000	4,809,438
Pennsylvania Economic Development Financing Authority - New NGC Inc AMT	5.50%		11/1/2044	NR	1,000,000	1,002,132
Polk County Industrial Development Authority - Mineral Development LLC FL†	5.875%		1/1/2033	NR	7,020,000	6,234,963
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	5.125%		1/1/2044	NR	500,000	509,199
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	5.25%		1/1/2054	NR	19,750,000	20,147,252
Prairie Center Metropolitan District No 3	5.875%		12/15/2046	NR	3,125,000	3,360,649
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.25%		7/1/2054	NR	25,545,000	21,528,470
Public Finance Authority - TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	11,000,000	10,899,251
Public Finance Authority WI†	5.375%		12/15/2032	NR	3,382,000	3,384,029
Public Finance Authority WI†	5.50%		12/15/2028	NR	7,775,000	7,790,098

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Southwestern Illinois Development Authority - United States Street Corp	5.75%		8/1/2042	BB-	$2,500,000	$2,502,044
Spring Valley Community Infrastructure District No. 1 ID†	6.25%		9/1/2053	NR	7,000,000	7,362,453
Town of Rumford - OfficeMax Inc ME	6.875%		10/1/2026	NR	1,500,000	1,503,055
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.50%		12/1/2035	NR	2,700,000	2,704,681
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	22,035,000	22,313,957
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	9,000,000	9,141,692
Village Community Development District No 15 Series 2024 Special Assessment FL†	4.80%		5/1/2055	NR	7,250,000	7,180,773
Village Community Development District No. 15 FL†	5.25%		5/1/2054	NR	4,100,000	4,212,946
Virginia Small Business Financing Authority - Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B	3,150,000	3,116,503
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	13,770,000	10,465,200
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB	4,000,000	4,031,876
Total						746,608,927

Education 7.07%
Arizona Industrial Development Authority - Academies of Math & Science Obligated Group†	5.625%		7/1/2048	BB+	2,235,000	2,252,969
Arizona Industrial Development Authority - Academies of Math & Science Obligated Group†	5.75%		7/1/2053	BB+	3,000,000	3,022,190
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	4.75%		6/15/2049	Ba2	915,000	884,155
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	4.875%		6/15/2054	Ba2	1,100,000	1,070,627
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	4.875%		6/15/2059	Ba2	1,000,000	963,638
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	5.00%		6/15/2064	Ba2	1,400,000	1,364,670
Build NYC Resource Corp. - East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%		6/1/2052	BB	1,250,000	1,306,550

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Build NYC Resource Corp. - East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%	6/1/2062	BB		$3,750,000	$3,912,433
California Municipal Finance Authority - SDORI Charter School Properties LLC†	5.625%	3/1/2045	B+		11,500,000	10,882,781
California Municipal Finance Authority - Westside Neighborhood School†	6.20%	6/15/2054	BB		2,650,000	2,853,624
California Municipal Finance Authority - Westside Neighborhood School†	6.375%	6/15/2064	BB		5,000,000	5,403,095
Camden County Improvement Authority - KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2062	BBB		2,535,000	2,687,975
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%	6/15/2039	NR		1,950,000	1,893,309
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%	6/15/2049	NR		9,815,000	9,209,323
Capital Trust Agency, Inc. - Southeastern University Obligated Group FL†	6.375%	5/1/2053	BB		6,150,000	6,353,341
Capital Trust Authority - Kipp Miami Obligated Group FL†	5.625%	6/15/2044	BB		815,000	841,740
Capital Trust Authority - Kipp Miami Obligated Group FL†	6.00%	6/15/2054	BB		1,155,000	1,199,172
Capital Trust Authority - Kipp Miami Obligated Group FL†	6.125%	6/15/2060	BB		800,000	831,694
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(b)	8,500,000	9,133,503
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%	4/1/2045	AA		2,500,000	2,597,383
Chicago Board of Education IL GO	4.00%	12/1/2043	BB+		2,975,000	2,569,740
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		29,045,000	24,203,623
City of Jacksonville - Jacksonville University FL†	5.00%	6/1/2053	NR		6,500,000	5,771,499
Clarksville Public Educational Facilities Board - University of the Ozarks AR	6.00%	8/1/2044	NR		1,000,000	1,032,250
Clarksville Public Educational Facilities Board - University of the Ozarks AR	6.25%	8/1/2049	NR		1,195,000	1,239,191
Clarksville Public Educational Facilities Board - University of the Ozarks AR	6.25%	8/1/2056	NR		2,000,000	2,066,737
Cleveland-Cuyahoga County Port Authority OH†	5.875%	1/1/2049	NR		1,450,000	1,419,884

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.75%	8/15/2045	NR	$6,500,000	$6,555,059
Colorado Educational & Cultural Facilities Authority†	5.75%	4/1/2059	BB	2,250,000	2,305,594
Colorado Educational & Cultural Facilities Authority†	5.80%	4/1/2054	BB	3,200,000	3,300,361
Columbus-Franklin County Finance Authority - Ohio Dominican University	6.50%	3/1/2048	NR	4,920,000	3,386,576
Columbus-Franklin County Finance Authority - Ohio Dominican University	6.50%	3/1/2053	NR	3,500,000	2,348,164
County of Tuscarawas - Ashland University OH	6.00%	3/1/2045	NR	5,000,000	4,999,597
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%	11/1/2037	Ba3	13,000,000	13,012,685
Florida Development Finance Corp. - Renaissance Charter School Inc†	6.75%	6/15/2053	NR	8,000,000	8,731,278
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%	9/15/2040	NR	1,505,000	1,458,719
Florida Higher Educational Facilities Financial Authority - Jacksonville University†	5.00%	6/1/2048	NR	9,000,000	8,179,946
Illinois Finance Authority - Benedictine University	5.00%	10/1/2038	BBB-	3,700,000	3,174,968
Illinois Finance Authority - DePaul College Prep†	5.50%	8/1/2043	BB+	1,360,000	1,451,878
Illinois Finance Authority - DePaul College Prep†	5.625%	8/1/2053	BB+	4,500,000	4,741,254
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2045	BB	7,200,000	7,201,097
Louisiana Public Facilities Authority - Loyola University New Orleans	5.25%	10/1/2048	Baa1	1,225,000	1,264,127
Louisiana Public Facilities Authority - Loyola University New Orleans	5.25%	10/1/2053	Baa1	15,000,000	15,398,215
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.25%	7/1/2044	NR	3,490,000	3,621,740
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.50%	7/1/2054	NR	5,660,000	5,850,320

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.625%	7/1/2059	NR	$3,125,000	$3,242,401
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	6.75%	7/1/2063	NR	1,000,000	1,041,499
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.25%	10/1/2040	NR	3,000,000	2,781,176
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.50%	10/1/2051	NR	7,915,000	7,081,592
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Lipscomb University Obligated Group TN	5.25%	10/1/2058	BBB-	2,255,000	2,289,687
Middlesex County Improvement Authority - Rutgers The State University of New Jersey(d)	5.00%	8/15/2053	Aa3	15,000,000	16,078,770
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2042	BBB-	3,725,000	3,802,360
Ohio Higher Educational Facility Commission - Xavier University	5.25%	5/1/2049	Baa1	2,805,000	2,967,299
Ohio Higher Educational Facility Commission - Xavier University	5.25%	5/1/2054	Baa1	4,685,000	4,934,993
Public Finance Authority - Mater Academy of Nevada WI†	5.00%	12/15/2044	BB	500,000	500,312
Public Finance Authority - Mater Academy of Nevada WI†	5.00%	12/15/2054	BB	2,000,000	1,934,191
Public Finance Authority - UMA Education Inc WI†	5.00%	10/1/2034	BB+	2,610,000	2,649,438
Public Finance Authority - UMA Education Inc WI†	5.00%	10/1/2039	BB+	8,250,000	8,263,175
Public Finance Authority - Wingate University WI	5.25%	10/1/2043	BBB-	2,000,000	1,987,285
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%	6/15/2054	NR	1,050,000	1,020,031
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%	6/15/2059	NR	1,050,000	1,009,973
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%	6/15/2064	NR	1,080,000	1,028,311

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.75%		6/15/2058	NR	$19,000,000	$19,590,011
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.25%		7/1/2059	BBB	2,250,000	2,456,727
Washington State Housing Finance Commission - Seattle Academy of Arts & Sciences†	6.375%		7/1/2063	BBB	1,655,000	1,812,722
Total						290,420,627

Energy 0.08%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	3,180,000	3,230,349

General Obligation 9.26%
American Samoa Economic Development Authority	6.625%		9/1/2035	Ba3	2,275,000	2,307,562
American Samoa Economic Development Authority†	7.125%		9/1/2038	Ba3	7,020,000	7,496,366
Black Belt Energy Gas District AL	5.25%	#(a)	2/1/2053	A1	7,500,000	7,881,655
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	20,500,000	21,787,699
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	11,150,000	9,836,766
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	5,170,000	5,274,253
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	2,500,000	2,547,943
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	1,500,000	1,522,860
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	9,515,000	9,740,657
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	4,000,000	4,027,690
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	6,750,000	7,240,543
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	4,875,000	5,269,274
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	5,000,000	5,134,694
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	2,000,000	2,152,253
Chicago Board of Education IL GO	7.00%		12/1/2044	BB+	3,895,000	3,962,260
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	6,560,000	6,957,951
City of Chicago IL GO	5.00%		1/1/2044	BBB+	4,060,000	4,131,825
City of Chicago IL GO	5.00%		1/1/2045	BBB+	8,800,000	8,931,875
City of Chicago IL GO	5.25%		1/1/2045	BBB+	8,425,000	8,689,926
City of Chicago IL GO	5.50%		1/1/2030	BBB+	3,435,000	3,439,015
City of Chicago IL GO	5.50%		1/1/2033	BBB+	3,305,000	3,308,863
City of Chicago IL GO	5.50%		1/1/2037	BBB+	1,000,000	1,001,169
City of Chicago IL GO	5.50%		1/1/2039	BBB+	2,125,000	2,255,849
City of Chicago IL GO	5.50%		1/1/2049	BBB+	9,090,000	9,282,863

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of Horace ND GO	4.50%		5/1/2039	Baa3	$1,250,000	$1,248,579
City of Horace ND GO	5.00%		5/1/2050	Baa3	1,350,000	1,371,907
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	10,923,633	6,704,380
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	19,134,000	18,115,053
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	47,163,156	43,865,093
County of Pasco - State of Florida Cigarette Tax Revenue (AGM)	5.75%		9/1/2054	AA	2,000,000	2,208,532
Grant County Public Hospital District No. 1 WA GO	5.125%		12/1/2052	Baa2	4,750,000	4,827,643
Grapevine Wash Local District - Grapevine Wash Local District Residential Facilities Fee Revenue UT GO†	6.00%		3/1/2055	NR	17,135,000	16,825,091
Idaho Falls Auditorium District COPS†	5.25%		5/15/2051	NR	14,420,000	14,449,913
Independence Metropolitan District No. 3 - Independence Metropolitan District No 3 CO	5.375%		12/1/2054	NR	9,500,000	9,450,755
Main Street Natural Gas, Inc. GA	5.00%	#(a)	6/1/2053	A3	4,000,000	4,188,430
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	AA	2,000,000	2,170,704
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	AA	3,975,000	4,314,274
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	AA	4,000,000	4,310,639
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	AA	3,000,000	3,232,979
Mineral Business Improvement District CO GO†	5.75%		12/1/2054	NR	1,600,000	1,621,223
New York State Urban Development Corp. - State of New York Sales Tax Revenue	3.00%		3/15/2049	Aa1	10,000,000	7,637,168
Pajaro Valley Health Care District CA GO	5.00%		9/1/2054	Ba2	7,250,000	7,495,964
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	6.00%		6/30/2061	Baa2	23,480,000	25,591,951
Puerto Rico Public Finance Corp.	Zero Coupon		8/1/2031	NR	12,250,000	123	(e)
State of Illinois GO	5.25%		5/1/2045	A-	2,500,000	2,692,547

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of Illinois GO	5.25%	5/1/2047	A-	$1,500,000	$1,605,788
State of Illinois GO	5.25%	5/1/2048	A-	1,500,000	1,601,676
State of Illinois GO	5.25%	5/1/2049	A-	1,750,000	1,869,398
State of Illinois GO	5.50%	5/1/2039	A-	8,280,000	8,922,119
State of Illinois GO	5.50%	10/1/2039	A-	4,000,000	4,431,040
State of Illinois GO	5.50%	3/1/2042	A-	5,250,000	5,720,401
State of Illinois GO	5.50%	3/1/2047	A-	15,270,000	16,436,585
State of Illinois GO	5.50%	5/1/2047	A-	6,000,000	6,467,491
University City Industrial Development Authority MO	4.875%	6/15/2036	NR	1,080,000	1,090,305
University City Industrial Development Authority MO	5.50%	6/15/2042	NR	6,000,000	6,071,759
Total					380,721,321

Health Care 20.66%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB	4,000,000	3,779,821
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2046	BBB	3,300,000	3,068,152
Antelope Valley Healthcare District Obligated Group CA	5.25%	3/1/2036	BBB	1,000,000	993,407
Arizona Industrial Development Authority - Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.625%	5/1/2054	NR	12,050,000	11,969,600
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2049	BBB	5,195,000	5,497,120
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2054	BBB	8,350,000	8,779,752
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	6.00%	1/1/2023	NR	2,000,000	900,000
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	6.75%	1/1/2035	NR	1,500,000	675,000
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	7.00%	1/1/2040	NR	4,000,000	1,800,000
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	23,200,000	16,349,676
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	6/30/2039	NR	43,616,000	42,095,856

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Berks County Municipal Authority - Tower Health Obligated Group PA	6.00%	6/30/2034	NR		$3,253,832	$3,483,489
Berks County Municipal Authority - Tower Health Obligated Group PA	8.00%	6/30/2034	NR		6,493,734	6,594,893
Bucks County Industrial Development Authority - Grand View Hospital/Sellersville Obligated Group PA	4.00%	7/1/2046	B+		20,000,000	17,506,496
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2040	B-		11,020,000	10,759,250
California Municipal Finance Authority - Community Hospitals of Central California Obligated Group	3.00%	2/1/2046	A3		5,000,000	3,878,318
California Municipal Finance Authority - PRS-California Obligated Group	5.00%	4/1/2054	BBB+	(b)	1,740,000	1,801,986
California Public Finance Authority - Kendal At Ventura†	10.00%	5/15/2028	NR		6,500,000	6,574,750
California Public Finance Authority - Kendal At Ventura†	12.00%	5/15/2028	NR		1,000,000	1,026,300
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2048	BB		3,080,000	3,145,797
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%	12/1/2041	BB		1,700,000	1,715,432
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%	12/1/2046	BB		6,000,000	6,040,528
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%	12/1/2044	BB		12,840,000	12,841,547
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%	12/1/2056	BB		36,625,000	36,805,759
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB		13,395,000	13,397,289
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB		20,250,000	20,830,987
California Statewide Communities Development Authority - Verity Health System of California Inc Obligated Group(c)	5.50%	7/1/2039	NR		20,746	19,502

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Verity Health System of California Inc Obligated Group(c)	5.75%	7/1/2024	NR		$5,080	$4,775
California Statewide Communities Development Authority - Verity Health System of California Inc Obligated Group(c)	5.75%	7/1/2035	NR		10,160	9,550
Capital Trust Authority - Convivial St Petersburg LLC FL†	12.00%	10/3/2029	NR		6,000,000	5,821,200
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%	11/1/2037	BB-	(b)	4,000,000	3,492,308
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%	11/1/2046	BB-	(b)	4,100,000	3,246,821
City of Blaine - Crest View Obligated Group MN	6.125%	7/1/2050	NR		5,000,000	2,650,000
City of Colby KS - Citizens Medical Center Inc	5.50%	7/1/2026	NR		7,400,000	7,415,123
City of Fruita Healthcare Revenue - Lower Valley Hospital Association Obligated Group CO†	5.375%	1/1/2033	NR		3,400,000	3,387,992
City of Fruita Healthcare Revenue - Lower Valley Hospital Association Obligated Group CO†	5.50%	1/1/2048	NR		16,350,000	16,107,245
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%	11/15/2049	BBB+		5,000,000	5,027,029
City of Venice - Southwest Florida Retirement Center Inc Obligated Group FL†	5.50%	1/1/2055	BB+	(b)	1,000,000	1,010,725
City of Venice - Southwest Florida Retirement Center Inc Obligated Group FL†	5.625%	1/1/2060	BB+	(b)	1,750,000	1,776,058
City of Wichita - Presbyterian Manors Obligated Group KS	5.25%	5/15/2039	NR		1,500,000	1,508,726
City of Wichita - Presbyterian Manors Obligated Group KS	5.75%	5/15/2045	NR		2,000,000	2,021,489
City of Wichita - Presbyterian Manors Obligated Group KS	5.875%	5/15/2050	NR		2,000,000	2,010,564
County of Cuyahoga - MetroHealth System OH	5.50%	2/15/2057	BBB		4,900,000	4,974,844
County of Howard - Columbia Vantage House Corp MD	5.00%	4/1/2044	NR		1,955,000	1,809,041
County of Howard - Columbia Vantage House Corp MD	5.00%	4/1/2046	NR		7,000,000	6,384,108

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
County of Muskingum - Genesis Healthcare Obligated Group OH	5.00%	2/15/2033	BB+		$2,765,000	$2,775,459
County of Muskingum - Genesis Healthcare Obligated Group OH	5.00%	2/15/2044	BB+		20,000,000	19,670,416
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.75%	12/1/2052	NR		15,100,000	16,616,288
County of Wilson - Wilson County Hospital KS	5.60%	9/1/2036	NR		3,530,000	2,943,434
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%	6/1/2046	NR		2,225,000	2,242,855
Crawford County Hospital Authority - Meadville Medical Center Obligated Group PA	6.00%	6/1/2051	NR		2,600,000	2,607,940
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB		3,700,000	3,701,283
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.375%	7/1/2039	NR		2,000,000	2,162,951
Duluth Economic Development Authority - Essentia Health Obligated Group MN	5.25%	2/15/2058	A-		12,000,000	12,244,178
Duluth Economic Development Authority - St Luke’s Hospital of Duluth Obligated MN	5.25%	6/15/2052	AA-		5,500,000	5,896,709
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR		1,500,000	1,393,093
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	5.00%	11/15/2040	NR		3,000,000	2,664,478
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2049	BB+		7,500,000	8,362,010
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2053	BB+		8,000,000	8,876,842
Harris County Cultural Education Facilities Finance Corp. - Brazos Presbyterian Homes Obligated Group TX	5.125%	1/1/2048	BB+	(b)	1,655,000	1,655,077
Holmes County Hospital Corp. FL(c)	5.75%	11/1/2026	NR		2,775,000	2,690,778
Holmes County Hospital Corp. FL	6.00%	11/1/2038	NR		7,115,000	6,324,124
Idaho Health Facilities Authority - North Canyon Medical Center Inc	7.00%	11/1/2048	NR		8,000,000	8,654,502
Idaho Health Facilities Authority - North Canyon Medical Center Inc	7.125%	11/1/2057	NR		7,000,000	7,591,669
Industrial Development Authority of the County of Pima - La Posada at Park Centre Inc Obligated Group AZ†	6.875%	11/15/2052	NR		4,000,000	4,313,230

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Industrial Development Authority of the County of Pima - La Posada at Park Centre Inc Obligated Group AZ†	7.00%	11/15/2057	NR	$5,500,000	$5,944,907
Jefferson County Public Hospital District No. 2 WA	6.875%	12/1/2053	NR	10,000,000	10,446,225
Kentucky Economic Development Finance Authority - Masonic Homes of Kentucky Inc Obligated Group	5.375%	11/15/2032	NR	1,100,000	1,033,636
King County Public Hospital District No. 4 WA	6.25%	12/1/2045	NR	4,000,000	4,004,139
Kremmling Memorial Hospital District CO†	6.375%	12/1/2049	NR	4,495,000	4,290,907
Kremmling Memorial Hospital District CO†	6.625%	12/1/2056	NR	6,125,000	5,976,845
Louisiana Local Government Environmental Facilities & Community Development Authority - St James Place of Baton Rouge Obligated Group	6.25%	11/15/2045	NR	6,100,000	6,099,428
Magnolia West Community Development District FL	5.35%	5/1/2037	NR	190,000	191,283
Maryland Health & Higher Educational Facilities Authority(d)	5.00%	7/1/2054	A+	4,230,000	4,508,606
Maryland Health & Higher Educational Facilities Authority(d)	5.25%	7/1/2054	A+	4,300,000	4,583,216
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	10,420,000	9,160,229
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	8.50%	10/1/2026	BBB-	8,905,000	9,015,029
Michigan Finance Authority Provident Group - HFH Energy LLC	5.50%	2/28/2049	A3	1,100,000	1,198,927
Michigan Finance Authority Provident Group - HFH Energy LLC	5.50%	2/28/2057	A3	1,375,000	1,487,762
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	20,000,000	19,677,686
Moon Industrial Development Authority - Baptist Homes Society Obligated Group PA	6.00%	7/1/2045	NR	9,250,000	6,394,382
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%	12/15/2033	NR	3,990,000	4,066,626
New Hampshire Business Finance Authority - NFA UH SPV LLC†	6.25%	12/15/2038	NR	5,000,000	5,175,042
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	1,500,000	1,505,087

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-		$3,690,000	$2,901,567
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2045	B-		5,500,000	4,643,080
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-		3,000,000	3,170,054
New York State Dormitory Authority - White Plains Hospital Obligated Group (AGC)	5.50%	10/1/2054	AA		6,500,000	7,180,050
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	4.50%	7/1/2052	B-		3,240,000	2,814,338
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-		8,545,000	8,146,859
North Carolina Medical Care Commission - Penick Village Obligated Group	5.50%	9/1/2054	NR		1,515,000	1,519,380
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2038	BB		6,015,000	6,126,763
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2048	BB		16,795,000	16,967,013
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.45%	8/15/2028	BB		3,000,000	2,886,693
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2044	NR		1,300,000	1,326,173
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2052	BB		15,000,000	15,261,526
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2057	BB		23,690,000	24,075,379
Onondaga Civic Development Corp. - Crouse Health Hospital Inc Obligated Group NY	5.375%	8/1/2054	BB	(b)	4,000,000	3,579,138
Philadelphia Authority for Industrial Development - Greater Philadelphia Health Action Inc PA	6.50%	6/1/2045	NR		2,485,000	2,487,761
Philadelphia Authority for Industrial Development - Greater Philadelphia Health Action Inc PA	6.625%	6/1/2050	NR		3,415,000	3,419,537
Public Finance Authority - Bancroft Neurohealth Obligated Group†	4.625%	6/1/2036	NR		4,380,000	4,309,292

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Public Finance Authority - Bancroft Neurohealth Obligated Group†	5.125%		6/1/2048	NR	$7,165,000	$6,950,895
Public Finance Authority - Lehigh Valley Health Network Inc WI†	7.25%		12/1/2042	NR	8,750,000	8,992,569
Public Finance Authority - Lehigh Valley Health Network Inc WI†	7.50%		12/1/2052	NR	8,650,000	8,967,009
Public Finance Authority - Proton International Alabama LLC WI†(c)	6.85%		10/1/2047	NR	3,000,000	300,000
Public Finance Authority - Proton Intl - Delray LLC WI†(c)	6.85%		11/1/2046	NR	2,000,000	1,100,000
Public Finance Authority - QCF Behavioral Hospitals I Obligated Group WI†	7.50%		7/1/2059	NR	13,650,000	15,431,583
Public Finance Authority - RBS Evolution LLC WI†	10.00%		11/1/2038	NR	13,100,000	14,800,068
Rhode Island Health & Educational Building Corp. - Care New England Health System Obligated Group	5.00%		9/1/2036	B+	7,000,000	6,980,305
Rhode Island Health & Educational Building Corp. - Lifespan Obligated Group	5.25%		5/15/2049	BBB+	1,825,000	1,930,967
Rhode Island Health & Educational Building Corp. - Lifespan Obligated Group	5.25%		5/15/2054	BBB+	4,500,000	4,730,446
Roanoke County Economic Development Authority - Friendship Foundation	5.50%	#(a)	9/1/2058	NR	9,340,000	9,151,475
Shelby County Health Educational & Housing Facilities Board - Luke Inc Obligated Group TN	5.75%		10/1/2059	NR	10,000,000	6,935,686
Skagit County Public Hospital District No. 1 WA	5.50%		12/1/2054	Baa3	5,680,000	5,994,359
South Carolina Jobs-Economic Development Authority - Beaufort Memorial Hospital Obligated Group	5.50%		11/15/2044	BB	1,250,000	1,319,490
South Carolina Jobs-Economic Development Authority - Beaufort Memorial Hospital Obligated Group	5.75%		11/15/2054	BB	2,335,000	2,464,155
South Carolina Jobs-Economic Development Authority - Hampton Regional Medical Center Obligated Group	5.00%		11/1/2042	NR	3,815,000	3,486,411
South Carolina Jobs-Economic Development Authority - Hampton Regional Medical Center Obligated Group	5.00%		11/1/2046	NR	6,070,000	5,370,731
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.75%		11/15/2029	NR	3,500,000	3,500,474

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	7.50%	11/15/2053	NR		$9,000,000	$9,636,017
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	7.75%	11/15/2058	NR		17,600,000	19,011,080
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.50%	12/1/2043	B+	(b)	5,025,000	4,806,723
Tarrant County Cultural Education Facilities Finance Corp TX(d)	5.00%	7/1/2053	A1		9,550,000	9,965,117
Upper San Juan Health Service District Medical Center Revenue CO	6.00%	6/1/2041	NR		2,225,000	2,226,992
Upper San Juan Health Service District Medical Center Revenue CO	6.125%	6/1/2046	NR		3,015,000	3,006,378
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%	9/1/2048	BBB+		2,060,000	2,308,445
West Virginia Hospital Finance Authority - Vandalia Health Inc Obligated Group	6.00%	9/1/2053	BBB+		3,250,000	3,617,462
Westchester County Health Care Corp Obligated Group NY	6.25%	11/1/2052	BB+		1,280,000	1,432,163
Westchester County Health Care Corp Obligated Group NY (AGM)	5.00%	11/1/2047	AA		3,325,000	3,510,870
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%	11/1/2053	AA		2,250,000	2,484,965
Wisconsin Health & Educational Facilities Authority - Chiara Housing & Services Inc Obligated Group	5.625%	7/1/2045	NR		8,000,000	7,880,482
Wisconsin Health & Educational Facilities Authority - Chiara Housing & Services Inc Obligated Group	6.00%	7/1/2060	NR		2,500,000	2,481,823
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.50%	2/15/2054	BBB		9,750,000	10,569,972
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group (BAM)	5.25%	2/15/2054	AA		1,250,000	1,329,896
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%	2/1/2048	Ba2		4,000,000	3,894,105

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority - Wisconsin Masonic Home Obligated Group	5.75%	8/15/2059	BBB-	(b)	$2,380,000	$2,522,307
Total						849,041,606

Housing 5.16%
California Community Housing Agency Arbors Apartments†	5.00%	8/1/2050	NR		10,630,000	10,015,522
California Community Housing Agency Summit at Sausalito Apartments†	3.00%	2/1/2057	NR		14,310,000	9,988,589
California Community Housing Agency Summit at Sausalito Apartments†	4.00%	2/1/2050	NR		20,000,000	15,293,538
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.375%	6/1/2059	NR		17,700,000	16,906,175
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.50%	6/1/2054	NR		9,000,000	8,814,579
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2038	Baa3		1,000,000	1,020,131
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2040	Baa3		1,000,000	1,009,168
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2048	Baa3		1,350,000	1,332,184
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2053	Baa3		1,770,000	1,731,687
Capital Projects Finance Authority - Provident Group - Continuum Properties LLC FL	5.00%	11/1/2058	Baa3		1,750,000	1,691,401
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR		9,650,000	7,718,774
CSCDA Community Improvement Authority Dublin CA†	4.00%	2/1/2057	NR		4,500,000	3,357,735
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%	8/1/2056	NR		14,500,000	10,610,068
CSCDA Community Improvement Authority Orange Portfolio CA†	3.00%	3/1/2057	NR		7,000,000	4,737,863
CSCDA Community Improvement Authority Orange Portfolio CA†	4.00%	3/1/2057	NR		3,500,000	2,530,629

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
CSCDA Community Improvement Authority Pasadena Portfolio CA†	4.00%	12/1/2056	NR		$13,250,000	$9,986,451
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR		14,640,000	10,030,242
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR		25,980,000	8,070,604
Indiana Finance Authority - CHF-Tippecanoe LLC	5.375%	6/1/2064	BBB-		5,450,000	5,614,691
Indiana Finance Authority - SFP-PUFW I LLC	5.00%	7/1/2054	BBB-		1,445,000	1,463,404
Indiana Finance Authority - SFP-PUFW I LLC	5.00%	7/1/2059	BBB-		1,400,000	1,405,127
Indiana Finance Authority - SFP-PUFW I LLC	5.25%	7/1/2064	BBB-		3,975,000	4,049,049
Iowa Finance Authority - Lifespace Communities Inc Obligated Group IA	7.50%	5/15/2053	BBB	(b)	5,750,000	6,478,636
Knox County Health Educational & Housing Facility Board - Provident Group - UTK Properties LLC TN (BAM)	5.25%	7/1/2049	AA		2,500,000	2,650,487
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%	7/1/2059	AA		1,100,000	1,133,903
Knox County Health Educational & Housing Facility Board TN (BAM)	5.25%	7/1/2064	AA		2,300,000	2,390,855
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-		2,000,000	2,167,605
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-		5,000,000	5,482,401
Maryland Economic Development Corp. - University of Maryland College Park (AGM)	5.00%	7/1/2054	AA		5,000,000	5,195,913
Maryland Economic Development Corp. - University of Maryland College Park (AGM)	5.125%	7/1/2059	AA		3,000,000	3,141,292
Maryland Economic Development Corp. - University of Maryland College Park (AGM)	5.25%	7/1/2064	AA		5,000,000	5,262,008
Massachusetts Development Finance Agency - CHF Merrimack Inc MA†	5.00%	7/1/2054	BB		1,200,000	1,203,599
Massachusetts Development Finance Agency - CHF Merrimack Inc MA†	5.00%	7/1/2060	BB		1,100,000	1,089,204
New Jersey Economic Development Authority - Provident Group-Rowan Properties LLC	5.00%	1/1/2048	B1		500,000	465,747
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%	12/15/2031	NR		2,550,000	2,607,279

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Palm Beach County School District - Lifespace Communities Inc Obligated Group FL	7.50%	5/15/2053	BBB	(b)	$1,000,000	$1,126,719
Palm Beach County School District - Lifespace Communities Inc Obligated Group FL	7.625%	5/15/2058	BBB	(b)	2,000,000	2,256,942
Public Finance Authority - CHF-Manoa LLC WI†	5.75%	7/1/2053	BBB-		5,040,000	5,380,169
Public Finance Authority - CHF-Manoa LLC WI†	5.75%	7/1/2063	BBB-		9,870,000	10,467,677
Virginia Beach Development Authority - Westminster-Canterbury on Chesapeake Bay Obligated Group	7.00%	9/1/2053	BB+	(b)	8,000,000	9,067,993
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.00%	7/1/2054	BBB-		2,000,000	2,059,006
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2044	BBB-		1,350,000	1,474,712
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2049	BBB-		1,000,000	1,075,819
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2059	BBB-		2,500,000	2,667,356
Total						212,222,933

Lease Obligations 0.39%
Kansas City Industrial Development Authority - City of Kansas City MO Historic Northeast Redevelopment Area MO†	5.00%	6/1/2046	NR		2,790,000	2,790,158
Kansas City Industrial Development Authority - City of Kansas City MO Historic Northeast Redevelopment Area MO†	5.00%	6/1/2054	NR		1,525,000	1,492,409
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	A-		1,175,000	1,175,737
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	A-		6,500,000	6,504,287
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%	6/15/2043	A2		3,800,000	3,916,112
Total						15,878,703

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Miscellaneous 0.31%
Black Desert Public Infrastructure District Black Desert Assessment Area No 1 UT†	5.625%		12/1/2053	NR		$12,435,000	$12,586,104

Other Revenue 5.16%
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR		3,500,000	3,661,015
Anson Education Facilities Corp. - Arlington Classics Academy TX	5.00%		8/15/2045	BBB-		2,250,000	2,250,767
Arizona Industrial Development Authority - American Charter Schools Foundation†	6.00%		7/1/2047	BB+		2,460,000	2,507,259
Arizona Industrial Development Authority - Odyssey Preparatory Academy Inc†	5.50%		7/1/2052	BB-		2,850,000	2,849,994
Arlington Higher Education Finance Corp. - Newman International Academy TX	5.50%		8/15/2046	NR		5,000,000	4,774,699
Capital Trust Agency, Inc. - Educational Growth Fund FL†	5.00%		7/1/2056	NR		18,350,000	17,350,435
Capital Trust Agency, Inc. - Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2050	NR		10,000,000	9,299,949
Chester County Industrial Development Authority - Collegium Charter School PA	5.25%		10/15/2047	BB		3,000,000	2,933,466
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.25%		12/1/2038	BB+		1,400,000	1,431,694
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.50%		12/1/2043	BB+		3,350,000	3,411,813
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.50%		12/1/2053	BB+		11,485,000	11,564,651
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	6.125%		8/15/2048	Baa3		22,025,000	22,197,469
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR		796,127	250,780
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR		23,860,721	14,823,473
County of Broward FL Convention Center Hotel Revenue(d)	5.50%		1/1/2055	AA		17,000,000	18,351,300
Fayette County Development Authority - United States Soccer Federation Inc GA	5.25%		10/1/2049	BBB	(b)	2,000,000	2,134,501
Fayette County Development Authority - United States Soccer Federation Inc GA	5.25%		10/1/2054	BBB	(b)	3,250,000	3,437,455

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Florida Development Finance Corp. - Franklin Academy Series 2016 Obligated Group†	5.00%	7/15/2046	NR	$4,000,000	$3,827,095
Florida Development Finance Corp. - Palm Bay Academy Inc†	Zero Coupon	5/15/2037	NR	940,000	9
Florida Development Finance Corp. - Palm Bay Academy Inc†	6.375%	5/15/2037	NR	2,620,000	2,396,601
Florida Development Finance Corp. - Palm Bay Academy Inc†	6.375%	5/15/2037	NR	1,220,000	122,000
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2015 Obligated Group†	6.125%	6/15/2046	NR	5,000,000	5,016,232
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%	9/15/2050	NR	3,505,000	3,219,983
GDB Debt Recovery Authority of Puerto Rico	7.50%	8/20/2040	NR	393,456	382,144
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2046	BB	5,130,000	5,130,068
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group†(c)	5.00%	7/1/2049	NR	6,000,000	4,200,000
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group†(c)	5.00%	7/1/2055	NR	4,000,000	2,800,000
Jefferson Parish Economic Development & Port District - Kenner Discovery Health Science Foundation Inc LA†	5.50%	6/15/2038	NR	3,200,000	3,234,922
Jefferson Parish Economic Development & Port District - Kenner Discovery Health Science Foundation Inc LA†	5.625%	6/15/2048	NR	4,350,000	4,362,684
Maricopa County Industrial Development Authority - Paragon Management Inc AZ†	5.00%	7/1/2047	BB+	4,000,000	3,999,838
Maryland Economic Development Corp.(c)	5.00%	12/1/2031	NR	10,700,000	6,941,625
Maryland Economic Development Corp.(c)	5.25%	12/1/2031	NR	3,000,000	1,946,250
Michigan Finance Authority - Bradford Academy	4.30%	9/1/2030	NR	755,000	704,740
Michigan Finance Authority - Bradford Academy	4.80%	9/1/2040	NR	1,845,000	1,585,010
Michigan Finance Authority - Bradford Academy	5.00%	9/1/2050	NR	3,010,000	2,462,521

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Michigan Public Educational Facilities Authority - Crescent Academy	7.00%		10/1/2036	NR	$572,500	$572,911
New Jersey Economic Development Authority - New Jersey Transit Corp	5.00%		11/1/2052	A2	12,010,000	12,566,577
Plymouth Educational Center Charter School MI	5.375%		11/1/2030	NR	1,425,000	712,500
Public Finance Authority - Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	2,500,000	2,518,868
Public Finance Authority - Inperium Inc Obligated Group WI†	5.75%		12/1/2054	NR	4,750,000	4,792,588
Utah Charter School Finance Authority - Freedom Academy Foundation†	5.375%		6/15/2048	NR	5,150,000	4,821,145
Washington State Convention Center Public Facilities District	3.00%		7/1/2043	Baa1	4,375,000	3,475,094
Washington State Convention Center Public Facilities District	3.00%		7/1/2058	Baa1	2,400,000	1,629,108
Washington State Convention Center Public Facilities District	4.00%		7/1/2058	Baa1	6,000,000	5,257,241
Total						211,908,474

Pollution Control 0.24%
Finance Authority of Maine - Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	1,225,000	1,228,386
Florida Development Finance Corp. - GFL Solid Waste Southeast LLC AMT†	4.375%	#(a)	10/1/2054	B	8,500,000	8,482,293
Total						9,710,679

Special Tax 3.35%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2032	Ba3	2,425,000	2,457,332
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	3,115,000	3,115,588
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	2,500,000	2,537,474
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	11,000,000	11,574,159
Anne Arundel County Consolidated Special Taxing District MD	5.125%		7/1/2036	NR	1,030,000	1,030,278
Anne Arundel County Consolidated Special Taxing District MD	5.25%		7/1/2044	NR	2,150,000	2,150,307
Arborwood Community Development District FL	6.90%		5/1/2036	NR	580,000	580,314

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Arborwood Community Development District FL	6.90%	5/1/2036	NR	$25,000	$25,009
Babcock Ranch Community Independent Special District - Babcock Ranch Community Independent Special District Series 2024 Assessment Are FL†	5.00%	5/1/2044	NR	1,375,000	1,363,421
Babcock Ranch Community Independent Special District - Babcock Ranch Community Independent Special District Series 2024 Assessment Are FL†	5.25%	5/1/2055	NR	2,000,000	1,976,419
Babcock Ranch Community Independent Special District FL	5.00%	5/1/2053	NR	4,000,000	3,957,863
Celebration Pointe Community Development District No. 1 FL	3.375%	5/1/2041	NR	3,970,000	3,302,599
Celebration Pointe Community Development District No. 1 FL(c)	5.00%	5/1/2048	NR	6,555,000	6,474,512
Grandview Industrial Development Authority MO Tax Allocation(c)	5.75%	12/1/2028	NR	1,000,000	400,000
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,585,000	3,238,007
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	9,820,000	8,182,591
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A+	3,375,000	3,400,435
Lakewood Ranch Stewardship District FL	6.30%	5/1/2054	NR	4,455,000	4,687,327
Miami World Center Community Development District FL	5.25%	11/1/2049	NR	4,500,000	4,564,583
Mida Mountain Village Public Infrastructure District - Mountain Village Assessment Area No 2 UT†	4.00%	8/1/2050	NR	8,500,000	7,282,035
Mida Mountain Village Public Infrastructure District UT†	5.00%	8/1/2050	NR	3,500,000	3,418,616
Military Installation Development Authority UT	4.00%	6/1/2052	NR	10,000,000	8,352,514
New York City Transitional Finance Authority(d)	5.50%	5/1/2052	AAA	11,600,000	12,966,250
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	880,295
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2045	NR	6,350,000	6,212,268

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Prince George’s County Revenue Authority - County of Prince George’s MD Suitland-Naylor Road Development District†	5.00%	7/1/2046	NR	$5,000,000	$5,008,098
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2041	NR	2,000,000	1,836,257
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2051	NR	7,270,000	6,378,254
Scranton Redevelopment Authority PA GTD	5.00%	11/15/2028	BBB+	2,935,000	2,936,123
Stone Canyon Community Improvement District MO(c)	5.70%	4/1/2022	NR	1,485,000	415,800
Tern Bay Community Development District FL	5.375%	5/1/2037	NR	330,000	330,230
Town of Bridgeville - Heritage Shores Special Development District DE†	5.25%	7/1/2044	NR	1,670,000	1,728,310
Town of Bridgeville - Heritage Shores Special Development District DE†	5.625%	7/1/2053	NR	3,065,000	3,197,511
Village Metropolitan District CO GO	5.00%	12/1/2040	NR	2,000,000	2,026,472
Village Metropolitan District CO GO	5.00%	12/1/2049	NR	4,085,000	4,117,835
Westview South Community Development District FL	5.375%	5/1/2043	NR	1,475,000	1,498,171
Westview South Community Development District FL	5.375%	5/1/2043	NR	1,000,000	1,015,687
Westview South Community Development District FL	5.60%	5/1/2053	NR	2,210,000	2,244,395
Westview South Community Development District FL	5.625%	5/1/2053	NR	995,000	1,015,800
Total					137,879,139

Tax Revenue 3.98%
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	2,285,000	2,375,797
Chicago Trans Authority Sales Tax Receipts Fund IL	5.00%	12/1/2046	A+	6,000,000	6,075,418
City of Reno - County of Washoe NV Sales Tax Revenue NV†	Zero Coupon	7/1/2058	NR	18,500,000	2,016,988
City of Sparks NV†	2.75%	6/15/2028	Baa2	380,000	370,373
County of Monongalia - Monongalia County Building Commission Development District No 4 WV Tax Allocation†	5.00%	6/1/2033	NR	410,000	427,140

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue (continued)
County of Monongalia - Monongalia County Building Commission Development District No 4 WV Tax Allocation†	5.75%	6/1/2043	NR		$875,000	$936,189
County of Monongalia - Monongalia County Building Commission Development District No 4 WV Tax Allocation†	6.00%	6/1/2053	NR		1,535,000	1,639,992
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2037	A		10,000,000	5,999,742
MIDA Mountain Veterans Program Public Infrastructure District UT†	5.20%	6/1/2054	NR		3,625,000	3,646,663
Mida Mountain Village Public Infrastructure District - Military Installation Development Auth Military Recreation Fac Project Area UT†	5.75%	6/15/2044	NR		860,000	877,308
Mida Mountain Village Public Infrastructure District - Military Installation Development Auth Military Recreation Fac Project Area UT†	6.00%	6/15/2054	NR		4,035,000	4,162,267
New York Liberty Development Corp. TCRS (BAM)	3.00%	2/15/2042	AA		4,000,000	3,324,670
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	(b)	2,480,000	1,910,476
New York State Dormitory Authority - State of New York Personal Income Tax Revenue(d)	5.25%	3/15/2052	Aa1		12,610,000	13,734,812
Public Finance Authority - Southeast Overtown Park West Community Redevelopment Agency WI†	5.00%	6/1/2041	NR		4,500,000	4,587,238
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR		3,965,000	2,798,802
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR		15,225,000	15,036,469
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR		124,000	122,739
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR		39,699,000	39,178,796
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR		46,960,000	46,875,157

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
River Islands Public Financing Authority Community Facs District No 2023-1 Area 2 CA	5.00%	9/1/2054	NR	$2,500,000	$2,535,980
Washington State Convention Center Public Facilities District	3.00%	7/1/2048	Baa1	6,710,000	4,945,598
Total					163,578,614

Taxable Revenue - Water & Sewer 0.54%
City of Chicago IL Waterworks Revenue(d)	5.50%	11/1/2062	AA	20,290,000	22,048,906

Tobacco 6.58%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	96,555,000	85,697,641
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	26,325,000	6,690,952
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	42,500,000	2,185,197
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2046	NR	4,780,000	1,030,899
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	21,000,000	2,147,279
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	100,000,000	9,255,300
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	30,000,000	1,356,534
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	240,775,000	25,570,787
Inland Empire Tobacco Securitization Corp. - Inland Empire Tobacco Securitization Corp CA	Zero Coupon	6/1/2036	CCC	19,000,000	8,598,889
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	47,000,000	3,325,678
Michigan Tobacco Settlement Finance Authority	Zero Coupon	6/1/2058	NR	93,300,000	2,966,389
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	22,900,000	1,050,528
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	50,000,000	3,070,310
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+	3,170,000	2,909,901
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+	3,218,190	3,148,866

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR		$41,035,000	$2,854,313
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR		10,000,000	5,343,088
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR		20,000,000	1,863,706
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-		10,000,000	2,032,510
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB-		7,610,000	7,609,666
Tobacco Settlement Financing Corp. RI	Zero Coupon	6/1/2052	CCC-		25,885,000	4,052,377
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-		9,500,000	2,591,812
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-		110,695,000	30,865,009
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		34,360,000	33,762,476
TSASC, Inc. NY	5.00%	6/1/2045	CCC+		9,670,000	8,902,774
TSASC, Inc. NY	5.00%	6/1/2048	NR		12,835,000	11,773,943
Total						270,656,824

Transportation 12.36%
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	4.00%	12/31/2047	BB+	(b)	5,475,000	5,023,556
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(b)	13,445,000	13,572,174
Chicago O’Hare International Airport IL AMT	5.50%	1/1/2059	A+		6,000,000	6,439,370
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%	7/15/2028	BB		3,500,000	3,578,552
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%	7/15/2037	Ba3		4,600,000	4,872,874
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%	7/15/2038	Ba3		4,250,000	4,495,421
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%	7/15/2039	Ba3		4,700,000	4,964,021
City of Reno - County of Washoe NV Sales Tax Revenue NV†	Zero Coupon	7/1/2058	NR		23,000,000	3,403,731
City of Salt Lake City Airport Revenue UT AMT	5.50%	7/1/2053	A+		2,500,000	2,690,574

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2031	A+	$20,000,000	$15,770,646
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	10.00%	#(a)	7/15/2059	NR	9,000,000	9,264,111
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2032	NR	16,500,000	17,597,988
Foothill-Eastern Transportation Corridor Agency CA	3.95%		1/15/2053	A	5,500,000	5,184,326
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%		7/1/2048	AA	1,250,000	1,323,218
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%		7/1/2053	AA	2,000,000	2,102,879
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2049	AA	6,370,000	5,993,780
Louisiana Public Facilities Authority - Calcasieu Bridge Partners LLC AMT	5.50%		9/1/2059	Baa3	4,000,000	4,216,006
Louisiana Public Facilities Authority - Calcasieu Bridge Partners LLC AMT	5.75%		9/1/2064	Baa3	20,905,000	22,575,836
Maryland Economic Development Corp. - City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2050	NR	10,000,000	8,530,307
Maryland Economic Development Corp. - CONSOL Marine Terminals LLC	5.75%		9/1/2025	BB	9,000,000	9,067,199
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.25%		6/30/2047	Baa3	2,500,000	2,563,172
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.25%		6/30/2055	Baa3	12,610,000	12,835,611
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2052	A1	9,400,000	10,025,891
Metropolitan Transportation Authority NY(d)	4.75%		11/15/2045	A-	14,710,000	14,992,267
Metropolitan Transportation Authority NY	5.25%		11/15/2049	A-	7,500,000	8,054,226
Metropolitan Transportation Authority NY(d)	5.25%		11/15/2055	A-	7,000,000	7,304,830
Metropolitan Washington Airports Authority Aviation Revenue DC	5.50%		10/1/2054	AA-	7,000,000	7,563,499
New Jersey Transportation Trust Fund Authority	5.50%		6/15/2050	A2	2,000,000	2,355,034
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.375%		6/30/2060	Baa3	34,340,000	35,370,324
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	6.00%		6/30/2054	Baa3	16,500,000	17,658,886

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York State Thruway Authority TCRS (BAM)	3.00%	1/1/2051	AA	$5,365,000	$4,160,197
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3	8,480,000	8,675,620
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%	4/1/2040	BBB-	13,000,000	13,816,880
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%	4/1/2035	BBB-	9,000,000	10,027,768
New York Transportation Development Corp. - JFK Millennium Partners LLC AMT	5.50%	12/31/2060	BBB-	85,500,000	90,269,617
New York Transportation Development Corp. - JFK NTO LLC	5.50%	6/30/2060	Baa3	39,685,000	41,629,053
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	5,000,000	4,591,434
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	8,730,000	8,729,853
North Parkway Municipal Management District No. 1 TX†	4.75%	9/15/2041	NR	2,930,000	2,802,227
North Parkway Municipal Management District No. 1 TX†	5.00%	9/15/2051	NR	4,875,000	4,726,073
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	3.00%	12/1/2051	Aa3	5,375,000	4,042,959
Port Authority of New York & New Jersey AMT	5.25%	8/1/2047	AA-	5,000,000	5,329,683
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-	3,500,000	3,772,432
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-	6,250,000	6,776,468
Public Finance Authority - Million Air Three Obligated Group WI†	9.75%	9/1/2054	NR	5,810,000	6,133,718
Public Finance Authority - Million Air Three Obligated Group WI AMT†	6.25%	9/1/2046	NR	1,500,000	1,549,579
Reno-Tahoe Airport Authority NV AMT	5.25%	7/1/2049	A	2,100,000	2,221,723
Reno-Tahoe Airport Authority NV AMT	5.25%	7/1/2054	A	2,335,000	2,454,176
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2056	A1	5,000,000	5,150,509
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners LLC AMT	5.50%	12/31/2058	Baa1	5,000,000	5,347,057
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	4.00%	1/1/2048	BBB	7,205,000	6,402,262
Total					507,999,597

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 6.63%
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	$6,250,000	$6,665,319
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	9,450,000	9,991,539
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	16,335,000	17,177,198
California Community Choice Financing Authority	5.00%	#(a)	5/1/2054	A1	15,000,000	15,977,203
California Community Choice Financing Authority	5.00%	#(a)	1/1/2055	A1	11,250,000	11,872,608
California Community Choice Financing Authority(d)	5.25%	#(a)	11/1/2054	A2	14,000,000	14,815,510
City of Baltimore MD(d)	5.25%		7/1/2047	AA-	7,195,000	7,727,077
City of Baltimore MD(d)	5.25%		7/1/2052	AA-	12,190,000	13,091,462
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	3,710,000	3,783,426
City of Osceola - Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	16,450,000	16,485,460
County of Jefferson Sewer Revenue AL	5.25%		10/1/2049	BBB+	11,125,000	11,926,997
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	11,750,000	12,746,363
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	6,000,000	6,478,679
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	7,500,000	8,261,000
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	5.25%		8/1/2029	NR	7,000,000	7,317,963
Kentucky Public Energy Authority	5.00%	#(a)	5/1/2055	A2	2,250,000	2,351,957
Main Street Natural Gas, Inc. GA	4.00%	#(a)	5/1/2052	A3	2,115,000	2,125,154
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	2,165,000	2,174,933
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3	9,000,000	9,374,992
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2054	A3	4,250,000	4,494,167
Municipal Electric Authority of Georgia	5.25%		1/1/2049	A2	3,470,000	3,742,419
Municipal Electric Authority of Georgia (BAM)	5.25%		1/1/2054	AA	5,000,000	5,370,158
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	16,158,453
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2037	B	4,400,000	4,451,100
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2035	NR	1,500,000	1,546,648
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2047	NR	29,000,000	29,310,297
South Carolina Public Service Authority	5.50%		12/1/2054	A-	5,750,000	6,286,811
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1	5,000,000	5,327,938

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Texas Municipal Gas Acquisition & Supply Corp. IV		5.50%	#(a)	1/1/2054	A1	$14,250,000	$15,700,230
Total							272,733,061
Total Municipal Bonds (cost $4,095,863,334)							4,107,225,864

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 0.59%

Variable Rate Demand Notes 0.59%

General Obligation 0.54%
City of New York NY GO	4.000%	1/2/2025		4/1/2042	AA	1,065,000	1,065,000
City of New York NY GO	4.000%	1/2/2025		10/1/2046	AA	21,185,000	21,185,000
Total							22,250,000

Pollution Control 0.02%
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX (cost $1,000,000)	4.300%	1/2/2025		4/1/2040	BBB+	1,000,000	1,000,000

Utilities 0.03%
Development Authority of Appling County - Georgia Power Co (cost $1,000,000)	4.100%	1/2/2025		9/1/2041	A	1,000,000	1,000,000
Total Short-Term Investments (cost $24,250,000)							24,250,000
Total Investments in Securities 100.64% (cost $4,124,930,061)							4,136,388,364
Other Assets and Liabilities – Net (0.64)%							(26,299,463)
Net Assets 100.00%							$4,110,088,901

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
GTD	Guaranteed.
NATL	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2024, the total value of Rule 144A securities was $1,270,046,368, which represents 30.90% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2024.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$4,912,500	$–	$4,912,500
Municipal Bonds(3)
General Obligation	–	380,721,198	123	380,721,321
Remaining Industries	–	3,726,504,543	–	3,726,504,543
Short-Term Investments
Variable Rate Demand Notes	–	24,250,000	–	24,250,000
Total	$–	$4,136,388,241	$123	$4,136,388,364

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 95.87%

CORPORATE BONDS 0.21%

Health Care Services 0.21%
Care New England Health System (cost $3,387,956)	5.50%		9/1/2026	B+	$3,500,000	$3,438,750

MUNICIPAL BONDS 95.66%

Airlines 0.35%
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%		10/1/2026	Baa2	2,135,000	2,177,429
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%		10/1/2027	Baa2	3,440,000	3,548,339
Total						5,725,768

Corporate-Backed 22.94%
Allegheny County Industrial Development Authority - United States Steel Corp PA	5.125%		5/1/2030	BB-	5,485,000	5,732,742
Allegheny County Industrial Development Authority - United States Steel Corp PA	5.75%		8/1/2042	BB-	275,000	275,225
Arkansas Development Finance Authority - Big River Steel LLC AR AMT†	4.75%		9/1/2049	Ba2	1,900,000	1,851,509
Arkansas Development Finance Authority - Hybar LLC AMT†	6.875%		7/1/2048	NR	1,000,000	1,096,420
Avenir Community Development District FL	4.50%		5/1/2030	NR	1,955,000	1,974,956
Boggy Creek Improvement District FL	4.50%		5/1/2033	NR	1,005,000	1,018,040
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR	6,200,000	6,238,657
California Infrastructure & Economic Development Bank - DesertXpress Enterprises LLC AMT†	8.00%	#(a)	1/1/2050	NR	6,000,000	6,165,446
California Municipal Finance Authority - United Airlines Inc AMT	4.00%		7/15/2029	BB	7,300,000	7,192,874
California Municipal Finance Authority - Waste Management Inc AMT	4.80%	#(a)	11/1/2041	A-	2,500,000	2,502,825

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2027	BB-	(b)	$1,000,000	$1,017,734
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2028	BB		2,850,000	2,913,964
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB		7,225,000	7,230,492
City of Houston Airport System Revenue - United Airlines Inc TX AMT	6.50%		7/15/2030	BB		4,000,000	4,038,630
City of Valparaiso - Pratt Paper LLC AMT IN†	4.50%		1/1/2034	NR		2,650,000	2,685,451
County of Clark - Southern California Edison Co NV	2.10%		6/1/2031	A2		5,060,000	4,426,408
Crosswinds East Community Development District - Crosswinds East Community Development District Assessment Area One FL	4.625%		5/1/2031	NR		500,000	503,079
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR		8,375,000	8,566,623
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR		5,730,000	5,821,523
Grapevine Wash Local District - Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR		3,000,000	2,905,389
Greater Orlando Aviation Authority - JetBlue Airways Corp FL	5.00%		11/15/2026	NR		2,600,000	2,601,790
Hobe-St Lucie Conservancy District Unit of Development No 1A	4.75%		5/1/2031	NR		1,700,000	1,734,069
Hoover Industrial Development Board - United States Steel Corp AL AMT	6.375%	#(a)	11/1/2050	BB-		1,570,000	1,775,169
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2050	BBB+		7,400,000	7,324,817
Illinois Finance Authority - LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR		5,000,000	5,777,449
Indiana Finance Authority - United States Steel Corp	4.125%		12/1/2026	BB-		1,990,000	1,989,034
Industrial Development Board of The City of Kingsport Tennessee - Domtar Paper Co LLC AMT†	5.25%	#(a)	12/1/2054	B+		6,700,000	6,730,966
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	Baa1		16,910,000	16,924,091
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	AA+		8,370,000	8,939,432
Jefferson County Port Authority - JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1		11,880,000	12,029,921

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Love Field Airport Modernization Corp. - Southwest Airlines Co TX	5.00%		11/1/2028	Baa1		$4,540,000	$4,540,960
Michigan Strategic Fund - Graphic Packaging International LLC AMT	4.00%	#(a)	10/1/2061	BB		3,635,000	3,626,321
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-		22,250,000	22,178,404
Mississippi Business Finance Corp. - Huntington Ingalls Industries Inc	4.55%		12/1/2028	BBB-		2,000,000	2,000,188
Montgomery County Industrial Development Authority - Constellation Energy Generation PA AMT	4.45%	#(a)	10/1/2034	BBB+		7,500,000	7,647,456
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.00%		11/1/2027	B		4,730,000	4,658,931
New Hampshire Business Finance Authority - Reworld Holding Corp†	4.625%		11/1/2042	B		3,845,000	3,572,899
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB		7,210,000	7,217,313
New Jersey Economic Development Authority - United Airlines Inc	5.75%		9/15/2027	BB		5,795,000	5,803,071
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+		700,000	703,729
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR		5,000,000	5,002,882
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR		8,660,000	8,667,533
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR		1,000,000	1,001,159
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+		2,700,000	2,672,521
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+		1,000,000	938,668
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+		4,500,000	4,431,736
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+		1,000,000	1,040,451
New York Transportation Development Corp. - American Airlines Inc AMT	3.00%		8/1/2031	BB	(b)	1,000,000	932,561
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B+		2,835,000	2,839,800
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B+		13,900,000	13,917,408
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+		2,235,000	2,326,978

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	$2,500,000	$2,617,904
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2027	Baa3	5,100,000	5,222,351
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%		12/1/2038	Baa1	1,790,000	1,719,292
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	1,000,000	938,088
Normandy Community Development District Assessment Area One FL†	4.625%		5/1/2031	NR	600,000	593,001
Ohio Air Quality Development Authority - Pratt Paper Inc AMT†	4.25%		1/15/2038	NR	7,045,000	6,940,900
Parish of St. James - NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB+	2,600,000	2,618,406
Parish of St. James - NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	7,095,000	7,791,839
Pennsylvania Economic Development Financing Authority - CONSOL Energy Inc AMT†	9.00%	#(a)	4/1/2051	BB	3,125,000	3,536,352
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B	5,000,000	4,074,446
Phenix City Industrial Development Board - WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	10,000,000	9,780,712
Polk County Industrial Development Authority - Mineral Development LLC FL†	5.875%		1/1/2033	NR	1,310,000	1,163,504
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	5.00%		1/1/2039	NR	5,400,000	5,509,797
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	5.125%		1/1/2044	NR	1,000,000	1,018,397
Port of Seattle Industrial Development Corp. - Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-	2,350,000	2,350,722
Public Finance Authority - Celanese US Holdings LLC WI AMT	4.30%		11/1/2030	Baa3	1,935,000	1,935,645
Public Finance Authority - Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	Baa3	10,975,000	11,070,182
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	12,030,000	11,305,219

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	$1,600,000	$1,436,944
Public Finance Authority WI†	5.375%		12/15/2032	NR	2,899,000	2,900,739
Public Finance Authority WI†	5.50%		12/15/2028	NR	2,827,000	2,832,490
Southwestern Illinois Development Authority - United States Street Corp	5.75%		8/1/2042	BB-	10,000,000	10,008,175
Spring Valley Community Infrastructure District No. 1 Assessment Area One ID†	3.75%		9/1/2051	NR	6,000,000	5,389,388
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.00%	#(a)	6/1/2035	B+	8,490,000	8,523,972
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.50%		6/1/2035	NR	2,875,000	2,880,068
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	5,400,000	5,468,362
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	6,000,000	6,094,461
Village Community Development District No. 15 FL†	4.25%		5/1/2028	NR	995,000	1,004,137
Village Community Development District No. 15 FL†	4.375%		5/1/2033	NR	1,490,000	1,522,055
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB	3,210,000	3,235,581
Total						377,188,823

Education 6.95%
Arizona Industrial Development Authority - BASIS Schools Inc Obligated Group†	5.125%		7/1/2037	BB	970,000	978,653
Arizona Industrial Development Authority - Odyssey Preparatory Academy Inc†	4.00%		7/1/2029	BB-	345,000	339,977
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	4.125%		6/15/2034	Ba2	1,540,000	1,523,933
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	4.25%		6/15/2039	Ba2	1,075,000	1,042,201
Build NYC Resource Corp. - East Harlem Scholars Academy Charter School Obligated Group NY†	5.00%		6/1/2032	BB	275,000	288,078

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
California Community Choice Financing Authority	4.735% (SOFR * .67 + 1.70%	)#	5/1/2053	A1		$10,000,000	$10,025,039
California Municipal Finance Authority - SDORI Charter School Properties LLC†	5.00%		3/1/2025	B+		610,000	609,322
California Municipal Finance Authority - SDORI Charter School Properties LLC†	5.00%		3/1/2027	B+		1,150,000	1,134,197
California Municipal Finance Authority - Westside Neighborhood School†	5.00%		6/15/2034	BB		915,000	963,950
California Municipal Finance Authority - Westside Neighborhood School†	5.50%		6/15/2039	BB		900,000	962,025
Capital Trust Agency, Inc. - Advantage Academy of Hillsborough Obligated Group FL	5.00%		12/15/2029	Baa3		805,000	808,972
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%		6/15/2029	NR		660,000	639,557
Capital Trust Authority - Kipp Miami Obligated Group FL†	5.00%		6/15/2034	BB		610,000	634,995
Chester County Health & Education Facilities Authority - Immaculata University PA	4.25%		11/1/2032	BB-	(b)	1,855,000	1,641,593
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2033	A	(b)	1,250,000	1,374,762
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%		4/1/2033	A	(b)	5,000,000	5,189,160
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%		4/1/2036	A	(b)	5,100,000	5,323,417
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+		1,485,000	1,485,390
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+		7,625,000	7,702,147
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+		5,540,000	5,541,255
Chicago Board of Education IL GO	5.125%		12/1/2032	BB+		4,580,000	4,580,965
Clarksville Public Educational Facilities Board - University of the Ozarks AR	5.50%		8/1/2039	NR		580,000	592,480
Cleveland-Cuyahoga County Port Authority OH†	5.25%		1/1/2034	NR		600,000	591,679
Cleveland-Cuyahoga County Port Authority OH†	5.375%		1/1/2039	NR		850,000	833,386
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	4.625%		8/15/2025	NR		685,000	687,774

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.75%		8/15/2033	Baa3	$2,025,000	$2,044,345
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.75%		8/15/2038	NR	1,405,000	1,421,117
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	6.00%		8/15/2038	Baa3	3,000,000	3,028,159
Colorado Educational & Cultural Facilities Authority†	4.75%		4/1/2034	BB	4,290,000	4,412,362
County of Frederick - Mount St Mary’s University Inc MD†	5.00%		9/1/2032	BB+	3,150,000	3,162,248
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2037	Ba3	4,000,000	4,003,903
Florida Development Finance Corp. - Renaissance Charter School Inc†	6.00%		6/15/2033	NR	1,830,000	2,032,053
Florida Higher Educational Facilities Financial Authority - Jacksonville University†	4.50%		6/1/2033	NR	2,900,000	2,785,877
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2035	BB	2,125,000	2,131,834
Maricopa County Industrial Development Authority - Morrison Education Group Obligated Group AZ†	5.25%		7/1/2034	NR	1,745,000	1,786,430
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.00%		10/1/2026	NR	135,000	133,415
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.125%		10/1/2030	NR	425,000	417,405
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	3.488% (CPI YoY * 1 + 0.89%	)	3/1/2027	Baa1	2,550,000	2,540,208
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2030	BBB-	2,200,000	2,320,603
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2032	BBB-	1,960,000	2,084,972
Public Finance Authority - Mater Academy of Nevada WI†	5.00%		12/15/2034	BB	825,000	854,679
Public Finance Authority - Mater Academy of Nevada WI†	5.00%		12/15/2039	BB	700,000	712,942
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2025	BB+	1,120,000	1,125,139

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2026	BB+	$1,185,000	$1,196,951
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2027	BB+	1,125,000	1,144,543
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2034	BB+	8,110,000	8,232,544
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2039	BB+	3,000,000	3,004,791
Public Finance Authority - Wingate University WI	5.25%		10/1/2038	BBB-	1,000,000	1,004,180
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2033	NR	7,000,000	7,201,497
Total						114,277,104

Energy 0.63%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	10,165,000	10,325,943

General Obligation 6.73%
Academical Village Community Development District FL	3.25%		5/1/2031	NR	4,265,000	3,953,912
Allentown Neighborhood Improvement Zone Development Authority PA†	5.125%		5/1/2032	NR	1,685,000	1,707,293
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	12,575,000	13,364,894
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	7,500,000	7,935,672
Chicago Board of Education IL	4.00%		12/1/2035	BB+	1,500,000	1,413,412
Chicago Board of Education IL	5.00%		12/1/2036	BB+	2,500,000	2,544,740
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	7,325,000	7,422,447
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	2,000,000	2,020,235
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	4,120,000	4,148,521
Chicago Board of Education IL GO	5.25%		12/1/2035	BB+	5,160,000	5,160,398
City of Chicago IL GO	5.00%		1/1/2031	BBB+	1,000,000	1,041,144
City of Chicago IL GO	5.50%		1/1/2031	BBB+	2,595,000	2,598,033
City of Chicago IL GO	5.50%		1/1/2033	BBB+	7,915,000	7,924,251
City of New York NY GO	5.00%		3/1/2032	AA	5,000	5,007
City of Scranton PA GO	5.00%		9/1/2029	BBB+	3,650,000	3,744,096
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	2,680,000	1,816,416
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	5,674,368	5,593,381
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	6,043,139	5,834,446

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO	5.375%	7/1/2025	NR	$1,085,498	$1,091,933
Commonwealth of Puerto Rico GO	5.625%	7/1/2027	NR	8,230,472	8,532,574
Commonwealth of Puerto Rico GO	5.75%	7/1/2031	NR	12,933,161	14,153,813
New York Liberty Development Corp.	1.20%	11/15/2028	A+	2,870,000	2,533,496
State of Illinois GO	5.25%	2/1/2031	A-	5,000,000	5,002,936
University City Industrial Development Authority MO	4.875%	6/15/2036	NR	1,080,000	1,090,305
Total					110,633,355

Health Care 18.57%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2026	BBB	1,025,000	1,025,591
Arizona Industrial Development Authority - Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.125%	5/1/2044	NR	3,875,000	3,850,018
Atlanta Development Authority - Georgia ProtonCare Center Inc(c)	6.00%	1/1/2023	NR	2,000,000	900,000
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	5,693,000	4,012,013
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	6/30/2039	NR	15,513,000	14,972,327
Berks County Municipal Authority - Tower Health Obligated Group PA	6.00%	6/30/2034	NR	995,395	1,065,651
Berks County Municipal Authority - Tower Health Obligated Group PA	8.00%	6/30/2034	NR	1,986,526	2,017,472
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%	12/1/2026	BB	1,255,000	1,228,248
Bucks County Industrial Development Authority PA	5.00%	7/1/2035	B+	1,100,000	1,144,974
Bucks County Industrial Development Authority PA	5.00%	7/1/2036	B+	1,250,000	1,297,443
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2040	B-	2,900,000	2,831,382
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.25%	7/1/2035	B-	1,000,000	982,287
California Municipal Finance Authority - Palomar Health Obligated Group COPS†	5.00%	11/1/2027	BB+	5,280,000	5,349,411
California Public Finance Authority - Kendal At Ventura†	10.00%	5/15/2028	NR	3,500,000	3,540,250

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Public Finance Authority - Kendal At Ventura†	12.00%	5/15/2028	NR		$375,000	$384,863
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%	12/1/2031	BB		1,000,000	1,016,531
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%	12/1/2034	BB		14,275,000	14,282,616
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%	12/1/2044	BB		4,825,000	4,825,581
California Statewide Communities Development Authority - Verity Health System of California Inc Obligated Group(c)	5.50%	7/1/2022	NR		407	383
California Statewide Communities Development Authority - Verity Health System of California Inc Obligated Group(c)	5.75%	7/1/2024	NR		2,540	2,388
Capital Trust Authority - Convivial St Petersburg LLC FL†	12.00%	10/3/2029	NR		2,500,000	2,425,500
Citizens Memorial Hospital District MO	5.00%	12/1/2026	NR		8,825,000	8,847,416
City of Blaine - Crest View Obligated Group MN(c)	5.125%	7/1/2025	NR		60,000	31,800
City of Colby KS - Citizens Medical Center Inc	5.50%	7/1/2026	NR		4,600,000	4,609,401
City of Fruita Healthcare Revenue - Lower Valley Hospital Association Obligated Group CO†	5.375%	1/1/2033	NR		2,000,000	1,992,936
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%	11/15/2033	BBB+		1,320,000	1,367,963
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%	11/15/2034	BBB+		2,000,000	2,011,091
City of Seneca - Nemaha Valley Community Hospital KS	5.00%	9/1/2025	NR		1,500,000	1,502,616
City of Venice - Southwest Florida Retirement Center Inc Obligated Group FL†	4.25%	1/1/2030	BB+	(b)	900,000	899,999
City of Wichita - Presbyterian Manors Obligated Group KS	5.25%	5/15/2039	NR		1,500,000	1,508,726
Connecticut State Health & Educational Facilities Authority - Griffin Health Obligated Group†	5.00%	7/1/2032	BB+		1,000,000	1,013,679
Connecticut State Health & Educational Facilities Authority - Hartford HealthCare Obligated Group	5.00%	7/1/2034	A		2,360,000	2,361,709

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
County of Cuyahoga - MetroHealth System/The OH	5.00%	2/15/2042	BBB		$13,795,000	$13,940,706
County of Cuyahoga - MetroHealth System/The OH	5.25%	2/15/2047	BBB		2,440,000	2,473,820
County of Muskingum - Genesis Healthcare Obligated Group OH	5.00%	2/15/2027	BB+		2,115,000	2,125,465
County of Muskingum - Genesis Healthcare Obligated Group OH	5.00%	2/15/2033	BB+		8,545,000	8,577,324
County of Washington - Marietta Area Health Care Inc Obligated Group OH	5.50%	12/1/2027	NR		5,620,000	5,667,241
Crawford County Memorial Hospital Inc LA	5.00%	6/15/2027	NR		1,255,000	1,268,447
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR		1,000,000	1,055,225
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2034	BBB		6,435,000	6,377,872
Glendale Industrial Development Authority - Beatitudes Campus Obligated Group AZ	4.00%	11/15/2027	NR		295,000	284,369
Grays Harbor County Public Hospital District No. 1 WA	5.75%	12/1/2033	BB+		5,105,000	5,471,110
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2037	Baa2		730,000	779,599
Greater Texas Cultural Education Facilities Finance Corp. - Texas Biomedical Research Institute TX	5.00%	6/1/2038	Baa2		3,710,000	3,945,600
Henry County Hospital Authority - Piedmont Healthcare Inc Obligated Group GA	5.00%	7/1/2034	AA-		4,695,000	4,708,397
Idaho Health Facilities Authority - North Canyon Medical Center Inc	5.50%	11/1/2029	NR		1,365,000	1,387,447
Idaho Health Facilities Authority - North Canyon Medical Center Inc	6.25%	11/1/2035	NR		2,610,000	2,743,112
Illinois Finance Authority - Lifespace Communities Inc Obligated Group	5.00%	5/15/2035	BBB	(b)	1,350,000	1,351,666
Illinois Finance Authority - Plymouth Place Obligated Group	5.00%	5/15/2025	NR		25,000	25,157
Illinois Finance Authority - Rush Obligated Group	5.00%	11/15/2038	A+		2,200,000	2,206,004

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Industrial Development Authority of the County of Pima - La Posada at Park Centre Inc Obligated Group AZ†	5.125%		11/15/2029	NR	$1,500,000	$1,507,268
King County Public Hospital District No. 4 WA	5.00%		12/1/2025	NR	25,000	24,965
Kremmling Memorial Hospital District CO†	5.00%		12/1/2029	NR	1,760,000	1,728,957
Kremmling Memorial Hospital District CO†	5.125%		12/1/2034	NR	2,825,000	2,684,711
Maryland Health & Higher Educational Facilities Authority - Adventist Healthcare Obligated Group	5.00%		1/1/2033	BBB	2,500,000	2,646,579
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%		7/1/2035	BBB	1,050,000	1,062,938
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%		7/1/2025	BBB-	1,400,000	1,408,075
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%		7/1/2036	BBB-	3,460,000	3,507,023
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%		7/1/2037	BBB-	1,500,000	1,451,754
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	8.50%		10/1/2026	BBB-	8,900,000	9,009,968
Massachusetts Health & Educational Facilities Authority - Trinity Health Corp Obligated Group	4.52% (MUNIPSA * 1 + .90%	)#	11/15/2032	AA-	1,130,000	1,086,740
Monroe County Hospital Authority - Centurion Foundation Lehigh Valley LLC PA†	5.10%		6/15/2039	NR	10,000,000	9,838,843
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%		7/1/2032	A-	1,250,000	1,250,561
New Hampshire Business Finance Authority - NFA UH SPV LLC†	5.625%		12/15/2033	NR	4,970,000	5,065,447
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%		7/1/2028	B-	1,000,000	1,005,409
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%		7/1/2030	B-	1,750,000	1,760,490
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%		7/1/2041	B-	1,850,000	1,837,680
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%		12/1/2027	BB-	1,300,000	1,302,547

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%		12/1/2029	BB-		$2,800,000	$2,797,165
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%		12/1/2029	BB-		1,000,000	998,987
New York State Dormitory Authority - Northwell Health Obligated Group	4.00%		5/1/2035	A-		3,075,000	3,079,322
North Carolina Medical Care Commission - Penick Village Obligated Group	5.00%		9/1/2034	NR		900,000	922,127
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%		8/15/2027	BB		500,000	512,712
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%		8/15/2029	BB		1,200,000	1,238,468
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%		8/15/2033	BB		3,405,000	3,499,692
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%		8/15/2038	BB		4,700,000	4,787,329
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%		8/15/2048	BB		1,985,000	2,005,330
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.45%		8/15/2028	BB		3,500,000	3,367,808
Palm Beach County Health Facilities Authority - Lifespace Communities Inc Obligated Group FL	5.00%		5/15/2038	BBB	(b)	9,380,000	9,382,657
Palomar Health - Palomar Health Obligated Group CA	5.00%		11/1/2032	BB+		1,950,000	1,826,734
Palomar Health - Palomar Health Obligated Group CA	5.00%		11/1/2042	BB+		1,000,000	875,477
Palomar Health Obligated Group CA	5.00%		11/1/2031	BB+		5,360,000	5,016,280
Palomar Health Obligated Group CA	5.00%		11/1/2039	BB+		1,000,000	891,731
Public Finance Authority - Bancroft Neurohealth Obligated Group WI†	5.00%		6/1/2036	NR		1,500,000	1,505,087
Public Finance Authority - Lehigh Valley Health Network Inc WI†	6.625%		12/1/2032	NR		2,975,000	3,016,961
Public Finance Authority - RBS Evolution LLC WI†	9.00%		11/1/2028	NR		3,300,000	3,475,889
Rhode Island Health & Educational Building Corp. - Care New England Health System Obligated Group	5.00%		9/1/2036	B+		10,500,000	10,470,457
Roanoke County Economic Development Authority - Friendship Foundation	5.50%	#(a)	9/1/2058	NR		350,000	342,935

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		$2,850,000	$2,860,903
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.75%		11/15/2029	NR		6,500,000	6,500,881
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B+	(b)	2,335,000	2,334,906
Washington Health Care Facilities Authority - CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		5,120,000	5,279,492
Washington Health Care Facilities Authority - Fred Hutchinson Cancer Center Obligated Group	5.00%		3/1/2038	A2		2,770,000	2,771,130
Washington Health Care Facilities Authority - Providence St Joseph Health Obligated Group	5.00%		10/1/2038	A		3,000,000	3,005,882
Westchester County Health Care Corp Obligated Group NY	5.00%		11/1/2046	BB+		6,900,000	6,643,404
Wisconsin Health & Educational Facilities Authority - Chiara Housing & Services Inc Obligated Group	5.00%		7/1/2035	NR		3,200,000	3,161,445
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.00%		2/15/2029	BBB		3,265,000	3,434,616
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Memorial Hospital Inc Obligated Group	5.125%		2/1/2038	Ba2		1,950,000	1,945,315
Wisconsin Health & Educational Facilities Authority - Wisconsin Masonic Home Obligated Group	5.25%		8/15/2039	BBB-	(b)	1,415,000	1,510,723
Total							305,332,626

Housing 3.22%
California Housing Finance Agency	3.25%		8/20/2036	BBB		2,711,920	2,509,058
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	5.70%		6/1/2034	NR		1,000,000	984,236
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	5.875%		6/1/2039	NR		7,500,000	7,290,284
Connecticut Housing Finance Authority (FHLMC), (FNMA), (GNMA)	6.00%		11/15/2054	AAA		4,615,000	4,975,067
Delaware State Housing Authority (FHLMC), (FNMA), (GNMA)	6.00%		1/1/2055	Aa1		3,585,000	3,908,050

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Indiana Finance Authority - SFP-PUFW I LLC	4.00%		7/1/2034	BBB-		$3,070,000	$2,976,931
Iowa Finance Authority - Lifespace Communities Inc Obligated Group IA	6.75%		5/15/2033	BBB	(b)	4,700,000	5,321,084
Massachusetts Development Finance Agency - CHF Merrimack Inc MA†	4.25%		7/1/2034	BB		450,000	448,955
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2054	AA+		4,250,000	4,614,669
Montgomery County Housing Opportunities Commission MD	4.00%		7/1/2048	Aa2		315,000	314,798
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB		2,225,414	2,211,610
New Hampshire Business Finance Authority (HUD)	4.15%	#(a)	10/20/2040	A		6,000,000	5,867,908
New Jersey Housing & Mortgage Finance Agency	6.00%		10/1/2055	AA		1,780,000	1,923,435
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR		2,050,000	2,096,048
North Carolina Housing Finance Agency	4.00%		7/1/2047	AA+		155,000	154,905
Pennsylvania Housing Finance Agency AMT	4.00%		4/1/2039	AA+		120,000	119,863
Public Finance Authority - CHF - Manoa LLC WI†	5.25%		7/1/2038	BBB-		3,175,000	3,403,929
Virginia Beach Development Authority - Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(b)	1,650,000	1,695,728
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+		2,364,925	2,185,902
Total							53,002,460

Lease Obligations 0.25%
City of Phoenix Civic Improvement Corp. AZ AMT	5.00%		7/1/2036	Aa3		1,695,000	1,763,874
New Jersey Economic Development Authority	4.87% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	A2		2,290,000	2,292,913
Total							4,056,787

Multi-Family Housing 0.48%
Illinois Housing Development Authority - South Shore IL Preservation LP (FHA), (HUD)	4.00%	#(a)	6/1/2026	Aaa		1,350,000	1,351,905
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3		6,975,444	6,508,098
Total							7,860,003

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue 1.97%
Arlington Higher Education Finance Corp. - Newman International Academy TX	4.00%		8/15/2031	NR	$360,000	$339,325
Capital Trust Agency, Inc. - Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2029	NR	1,095,000	1,101,727
Cleveland-Cuyahoga County Port Authority - Playhouse Square Foundation OH	5.00%		12/1/2028	BB+	2,095,000	2,139,965
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.25%		8/15/2026	Baa3	4,305,000	4,340,893
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.25%		8/15/2028	Baa3	3,040,000	3,060,634
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2015 Obligated Group†	5.00%		6/15/2025	NR	100,000	100,137
Industrial Development Authority of the County of Pima - Edkey Inc Obligated Group†(c)	3.50%		7/1/2025	NR	265,000	185,500
Jefferson Parish Economic Development & Port District - Kenner Discovery Health Science Foundation Inc LA†	4.80%		6/15/2029	NR	2,005,000	2,011,144
Maryland Economic Development Corp.(c)	5.00%		12/1/2031	NR	1,500,000	973,125
Public Finance Authority - Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	6,640,000	6,692,919
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	11,350,000	11,465,602
Total						32,410,971

Pollution Control 2.67%
California Municipal Finance Authority - Republic Services Inc AMT	3.80%	#(a)	7/1/2041	BBB+	3,000,000	2,998,845
California Pollution Control Financing Authority	3.375%		7/1/2025	A-	1,000,000	996,514
California Pollution Control Financing Authority - Republic Services Inc AMT†	3.85%	#(a)	11/1/2042	BBB+	2,470,000	2,468,951
California Pollution Control Financing Authority - Republic Services Inc AMT†	4.05%	#(a)	7/1/2043	BBB+	6,000,000	5,999,678
Finance Authority of Maine - Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	4,700,000	4,712,990
Finance Authority of Maine - Casella Waste Systems Inc ME AMT†	4.375%	#(a)	8/1/2035	B+	2,750,000	2,750,927
Florida Development Finance Corp. - GFL Solid Waste Southeast LLC AMT†	4.375%	#(a)	10/1/2054	B	16,020,000	15,986,629

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Pollution Control (continued)
Illinois Finance Authority - LRS Holdings LLC AMT†	7.25%	#(a)	9/1/2052	NR	$4,500,000	$4,988,729
Matagorda County Navigation District No. 1 - AEP Texas Inc	4.00%		6/1/2030	BBB+	1,025,000	1,024,955
Mississippi Business Finance Corp. - Waste Pro USA Inc AMT†	5.00%	#(a)	2/1/2036	NR	1,500,000	1,532,352
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	4.625%	#(a)	4/1/2036	B+	475,000	480,330
Total						43,940,900

Special Tax 2.27%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	1,000,000	1,016,922
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2032	NR	1,750,000	1,811,254
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	1,750,000	1,776,232
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	3,720,000	3,914,170
Babcock Ranch Community Independent Special District FL	4.125%		5/1/2027	NR	940,000	937,535
Babcock Ranch Community Independent Special District FL	4.25%		5/1/2032	NR	2,000,000	1,995,199
Celebration Pointe Community Development District No. 1 FL	2.375%		5/1/2026	NR	430,000	419,613
City of Baltimore MD	4.50%		6/1/2033	NR	400,000	404,595
Industrial Development Authority of the City of St. Louis Missouri	3.875%		11/15/2029	NR	2,480,000	2,332,646
Lakewood Ranch Stewardship District FL	5.40%		5/1/2028	NR	990,000	1,004,183
Lakewood Ranch Stewardship District FL	5.45%		5/1/2033	NR	2,660,000	2,787,757
Mida Mountain Village Public Infrastructure District - Mountain Village Assessment Area No 2 UT†	4.00%		8/1/2025	NR	1,205,000	1,203,958
Military Installation Development Authority UT	4.00%		6/1/2036	NR	8,250,000	7,713,532
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	3.468% (CPI YoY * 1 + 0.87%	)	3/1/2025	Baa1	1,585,000	1,584,185

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	3.478% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	$1,350,000	$1,346,753
Scranton Redevelopment Authority PA GTD	5.00%		11/15/2028	BBB+	150,000	150,057
Village Community Development District No. 12 FL	4.00%		5/1/2033	NR	1,300,000	1,301,912
Village Metropolitan District CO GO	5.00%		12/1/2040	NR	1,100,000	1,114,559
West Villages Improvement District FL	4.25%		5/1/2029	NR	1,935,000	1,938,730
West Villages Improvement District FL	4.75%		5/1/2039	NR	2,000,000	1,951,343
Westview South Community Development District FL	4.75%		5/1/2028	NR	185,000	185,755
Westview South Community Development District FL	4.875%		5/1/2028	NR	415,000	417,229
Total						37,308,119

Tax Revenue 3.91%
American Samoa Economic Development Authority†	6.50%		9/1/2028	Ba3	1,040,000	1,081,325
City of Sparks NV†	2.75%		6/15/2028	Baa2	3,355,000	3,270,008
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%		10/1/2027	NR	1,000,000	1,029,011
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%		10/1/2032	NR	2,535,000	2,647,779
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%		10/1/2039	NR	16,620,000	16,971,570
Mida Mountain Village Public Infrastructure District - Military Installation Development Auth Military Recreation Fac Project Area UT†	5.50%		6/15/2039	NR	2,370,000	2,405,452
Mida Mountain Village Public Infrastructure District - Military Installation Development Auth Military Recreation Fac Project Area UT†	5.75%		6/15/2044	NR	665,000	678,383
Public Finance Authority - Southeast Overtown Park West Community Redevelopment Agency WI†	5.00%		6/1/2041	NR	16,000,000	16,310,179
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%		7/1/2034	NR	19,855,000	19,892,790

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR		$1,000	$977
Total							64,287,474

Tobacco 0.94%
Nassau County Tobacco Settlement Corp. NY	5.00%		6/1/2035	CCC+		1,670,000	1,532,976
Nassau County Tobacco Settlement Corp. NY	5.25%		6/1/2026	CCC+		8,081,680	7,907,589
TSASC, Inc. NY	5.00%		6/1/2025	B-		6,100,000	6,092,273
Total							15,532,838

Transportation 10.03%
California Municipal Finance Authority - LAX Integrated Express Solutions LLC	5.00%		6/30/2027	BB+	(b)	695,000	712,685
California Municipal Finance Authority - LAX Integrated Express Solutions LLC	5.00%		6/30/2028	BB+	(b)	2,150,000	2,225,235
Chicago Midway International Airport IL AMT	4.00%		1/1/2032	A		3,000,000	2,994,805
City & County of Denver - United Airlines Inc CO AMT	5.00%		10/1/2032	BB		9,040,000	9,043,907
City & County of Denver Airport System Revenue CO AMT	5.00%		12/1/2035	A+		4,205,000	4,341,055
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.25%		7/15/2033	Ba3		10,000,000	10,475,998
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2033	A+		2,705,000	2,719,597
County of Miami-Dade Seaport Department FL AMT	5.00%		10/1/2036	A3		1,300,000	1,384,432
Eagle County Airport Terminal Corp. CO AMT	5.00%		5/1/2037	Baa2		2,045,000	2,063,360
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	10.00%	#(a)	7/15/2059	NR		4,500,000	4,632,056
Florida Development Finance Corp. - AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2032	NR		5,500,000	5,865,996
Maryland Economic Development Corp. - CONSOL Marine Terminals LLC	5.75%		9/1/2025	BB		14,270,000	14,376,547
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3		9,995,000	10,112,690
Metropolitan Transportation Authority NY	5.00%		11/15/2031	A-		1,975,000	1,999,489
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	5.00%		10/1/2034	A-		1,250,000	1,305,719

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.50%		6/30/2038	Baa3		$2,065,000	$2,230,703
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%		10/1/2030	Baa3		14,725,000	14,626,664
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa3		5,785,000	5,530,857
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2033	Baa3		2,500,000	2,562,716
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa3		14,000,000	14,286,537
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%		4/1/2040	BBB-		1,625,000	1,727,110
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%		4/1/2035	BBB-		3,000,000	3,342,589
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	2.50%		10/31/2031	BBB-	(b)	1,365,000	1,155,120
New York Transportation Development Corp. - JFK NTO LLC	5.25%		6/30/2038	Baa3		2,565,000	2,768,883
New York Transportation Development Corp. - JFK NTO LLC	5.25%		6/30/2040	Baa3		1,500,000	1,603,801
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%		6/30/2041	Baa3		1,000,000	1,064,925
New York Transportation Development Corp. - JFK NTO LLC NY AMT	5.50%		6/30/2039	Baa3		1,035,000	1,113,201
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.00%		7/1/2034	Baa2		6,000,000	6,006,778
New York Transportation Development Corp. - Laguardia Gateway Partners LLC (AGM) AMT	4.00%		7/1/2036	AA		1,555,000	1,518,040
New York Transportation Development Corp. - Laguardia Gateway Partners LLC AMT	5.00%		7/1/2041	Baa2		1,200,000	1,200,027
North Parkway Municipal Management District No. 1 TX†	3.625%		9/15/2026	NR		400,000	396,184
Pennsylvania Turnpike Commission Registration Fee Revenue	4.47% (MUNIPSA * 1 + .85%	)#	7/15/2041	AA-		5,000,000	4,992,567
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	3.625%		1/1/2035	NR		2,000,000	1,827,055

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Public Finance Authority - Air Cargo Obligated Group WI	5.00%		7/1/2031	BBB	$1,875,000	$1,971,330
Public Finance Authority - Air Cargo Obligated Group WI AMT	5.00%		7/1/2032	BBB	1,845,000	1,947,676
Public Finance Authority - Million Air Three Obligated Group WI AMT†	5.50%		9/1/2030	NR	750,000	763,036
Public Finance Authority - Million Air Three Obligated Group WI AMT†	5.75%		9/1/2035	NR	1,750,000	1,800,091
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2037	Baa1	1,835,000	1,970,820
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2038	Baa1	1,155,000	1,237,654
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2039	Baa1	1,580,000	1,687,870
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2034	BBB	6,605,000	6,921,316
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo LLC AMT	4.00%		1/1/2038	BBB	4,525,000	4,410,374
Total						164,917,495

Utilities 13.75%
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	8,905,000	9,496,746
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	2,350,000	2,484,668
California Community Choice Financing Authority	5.00%	#(a)	1/1/2055	A1	11,250,000	11,872,608
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	Aaa	9,500,000	10,363,260
California Community Choice Financing Authority	5.25%	#(a)	11/1/2054	A2	3,300,000	3,496,159
Central Plains Energy Project NE	5.00%	#(a)	5/1/2054	Aa2	5,000,000	5,259,306
Charlotte County Industrial Development Authority - MSKP Town & Country Utility LLC†	5.00%		10/1/2029	NR	2,110,000	2,155,991
Charlotte County Industrial Development Authority - MSKP Town & Country Utility LLC†	5.00%		10/1/2034	NR	1,000,000	1,014,282
Charlotte County Industrial Development Authority - MSKP Town & Country Utility LLC AMT†	5.50%		10/1/2036	NR	3,345,000	3,368,926

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of Osceola - Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	$11,750,000	$11,775,328
City of Seattle Municipal Light & Power Revenue WA	3.87% (MUNIPSA * 1 + .25%	)#	5/1/2045	AA	3,000,000	2,953,120
County of Trimble - Louisville Gas and Electric Co KY AMT	4.70%	#(a)	6/1/2054	A1	1,750,000	1,777,629
County of Washoe - Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	1,365,000	1,367,661
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	5,000,000	4,886,496
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	3,000,000	3,239,340
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	2,000,000	2,202,933
Florida Development Finance Corp. - Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	5,000,000	4,525,611
Illinois Finance Authority - Peoples Gas Light & Coke Co/The	3.90%		3/1/2030	Aa3	5,000,000	4,867,296
Kentucky Public Energy Authority	5.00%	#(a)	5/1/2055	A2	4,500,000	4,703,914
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	18,800,000	18,588,246
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	1,190,000	1,195,459
Main Street Natural Gas, Inc. GA	4.688% (SOFR * .67 + 1.70%	)#	12/1/2053	Aa1	5,000,000	5,150,626
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2054	A3	5,500,000	5,815,981
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2037	B	6,320,000	6,393,399
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B	4,390,000	4,440,922
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	6,370,000	6,020,990
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR	6,285,000	6,547,007
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR	5,230,000	5,465,034
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2035	NR	1,500,000	1,546,648
Southeast Alabama Gas Supply District AL	5.00%	#(a)	8/1/2054	Aa3	4,000,000	4,238,325
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1	35,100,000	36,413,954

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Southeast Energy Authority A Cooperative District AL		5.455% (SOFR * .67 + 2.42%	)#	1/1/2053	A1	$10,000,000	$10,499,453
Tennergy Corp. TN		5.50%	#(a)	10/1/2053	Baa1	8,195,000	8,754,972
Texas Municipal Gas Acquisition & Supply Corp. III - Texas Municipal Gas Acquisition & Supply Corp III TX		5.00%		12/15/2032	A1	4,080,000	4,341,725
Texas Municipal Gas Acquisition & Supply Corp. IV		5.50%	#(a)	1/1/2054	A1	8,000,000	8,814,164
Total							226,038,179
Total Municipal Bonds (cost $1,555,754,234)							1,572,838,845

		Interest
		Rate		Final
	Interest	Reset		Maturity
	Rate#	Date(d)		Date

SHORT-TERM INVESTMENTS 3.34%

VARIABLE RATE DEMAND NOTES 3.34%

Corporate-Backed 0.34%
Maryland Industrial Development Financing Authority - Occidental Petroleum Corp	5.710%	1/2/2025		3/1/2030	Baa3	5,645,000	5,645,000

General Obligation 1.53%
City of New York NY GO	4.000%	1/2/2025		4/1/2042	AA	17,900,000	17,900,000
City of New York NY GO	4.000%	1/2/2025		4/1/2042	AA	7,200,000	7,200,000
Total							25,100,000

Health Care 1.44%
Montgomery County Higher Education & Health Authority - Thomas Jefferson University Obligated Group PA	4.400%	1/2/2025		9/1/2050	A	16,265,000	16,265,000
Rib Floater Trust Various States FL†	3.850%	1/2/2025		10/1/2054	A1	1,000,000	1,000,000
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.450%	1/2/2025		2/15/2053	BBB	6,450,000	6,450,000
Total							23,715,000

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

		Interest		Credit
		Rate	Final	Rating:
	Interest	Reset	Maturity	S&P or	Principal	Fair
Investments	Rate#	Date(d)	Date	Moody’s	Amount	Value
Utilities 0.03%
Development Authority of Appling County - Georgia Power Co (cost $500,000)	4.100%	1/2/2025	9/1/2041	A	$500,000	$500,000
Total Short-Term Investments (cost $54,960,000)						54,960,000
Total Investments in Securities 99.21% (cost $1,614,102,190)						1,631,237,595
Other Assets and Liabilities – Net(e) 0.79%						12,927,786
Net Assets 100.00%						$1,644,165,381

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
SIFMA	Insured by – Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2024, the total value of Rule 144A securities was $439,481,514, which represents 26.73% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2024.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at December 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2025	38	Short	$(4,431,355)	$(4,326,062)	$105,293

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$3,438,750	$–	$3,438,750
Municipal Bonds	–	1,572,838,845	–	1,572,838,845
Short-Term Investments
Variable Rate Demand Notes	–	54,960,000	–	54,960,000
Total	$–	$1,631,237,595	$–	$1,631,237,595
Other Financial Instruments
Futures Contracts
Assets	$105,293	$–	$–	$105,293
Liabilities	–	–	–	–
Total	$105,293	$–	$–	$105,293

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SUSTAINABLE MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.66%

MUNICIPAL BONDS 96.66%

Education 15.17%
Build NYC Resource Corp. - East Harlem Scholars Academy Charter School Obligated Group NY†	5.00%		6/1/2032	BB	$100,000	$104,756
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	6.00%		8/15/2038	Baa3	110,000	111,032
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2035	AA	150,000	161,570
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%		9/15/2040	NR	100,000	96,925
Massachusetts Development Finance Agency - Franklin W Olin College of Engineering Inc	5.00%		11/1/2039	A	140,000	153,802
Ohio Higher Educational Facility Commission - Xavier University	5.00%		5/1/2042	Baa1	100,000	105,725
University of Kentucky	5.00%		10/1/2040	AA	110,000	121,038
Total						854,848

General Obligation 15.59%
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	150,000	156,903
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	100,000	105,809
Chicago Board of Education IL GO	4.00%		12/1/2039	BB+	125,000	113,017
Fort Bend Independent School District TX GO (PSF-GTD)	0.875%	#(a)	8/1/2050	AAA	145,000	142,705
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2036	A2	200,000	223,937
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.50%		6/30/2037	Baa2	125,000	136,355
Total						878,726

Health Care 23.86%
Antelope Valley Healthcare District Obligated Group CA	5.00%		3/1/2026	BBB	80,000	80,046
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%		12/1/2026	BB	200,000	195,737

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

SUSTAINABLE MUNICIPAL BOND FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Brevard County Health Facilities Authority - Health First Inc Obligated Group FL	5.00%	4/1/2038	A	$210,000	$229,735
California Statewide Communities Development Authority - John Muir Health Obligated Group	5.25%	12/1/2042	A+	110,000	123,993
Illinois Finance Authority - Rush Obligated Group	5.00%	11/15/2031	A+	150,000	150,681
Maryland Health & Higher Educational Facilities Authority - Adventist Healthcare Obligated Group	5.50%	1/1/2046	Baa3	125,000	126,414
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2038	BBB-	95,000	95,921
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Village Inc	5.25%	11/15/2028	NR	100,000	100,383
State of Ohio - University Hospitals Health System Inc Obligated Group	5.00%	1/15/2032	A	150,000	160,803
Westchester County Local Development Corp. - New York Blood Center Inc NY	5.00%	7/1/2038	Baa1	75,000	80,632
Total					1,344,345

Housing 16.50%
Connecticut Housing Finance Authority (FHLMC), (FNMA), (GNMA)	6.00%	11/15/2054	AAA	100,000	107,802
Indiana Finance Authority - CHF-Tippecanoe LLC	5.00%	6/1/2043	BBB-	165,000	170,099
Maryland Economic Development Corp.	5.375%	7/1/2038	BBB-	150,000	162,228
Maryland Economic Development Corp. - University of Maryland College Park (AGM)	5.00%	7/1/2041	AA	125,000	132,792
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%	1/1/2055	AA+	125,000	139,639
New Jersey Housing & Mortgage Finance Agency	6.00%	10/1/2055	AA	100,000	108,058
Washington State Housing Finance Commission - Provident Group-SH I Properties LLC	5.50%	7/1/2044	BBB-	100,000	109,238
Total					929,856

Other Revenue 2.71%
Indiana Finance Authority - Indianapolis Museum of Art Inc IN	4.00%	2/1/2034	A2	150,000	152,998

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SUSTAINABLE MUNICIPAL BOND FUND December 31, 2024

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Taxable Revenue - Water & Sewer 2.23%
Jersey City Municipal Utilities Authority Sewer Fund NJ		5.00%		5/1/2025	NR	$125,000	$125,574

Transportation 5.46%
County of Osceola Transportation Revenue FL		5.00%		10/1/2028	BBB+	100,000	105,159
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT		5.00%		11/12/2028	Baa3	200,000	202,355
Total							307,514

Utilities 15.14%
California Community Choice Financing Authority		5.00%	#(a)	1/1/2055	A1	125,000	131,918
California Community Choice Financing Authority		5.00%	#(a)	2/1/2055	A1	150,000	160,205
California Community Choice Financing Authority		5.00%	#(a)	2/1/2055	Aa3	150,000	159,979
California Pollution Control Financing Authority - Poseidon Resources Channelsi de LP†		5.00%		7/1/2039	Baa3	250,000	257,196
City of Chicago Waterworks Revenue IL		5.00%		11/1/2029	A+	140,000	144,055
Total							853,353
Total Municipal Bonds (cost $5,400,584)							5,447,214

	Interest Rate#	Interest Rate Reset Date(b)		Final Maturity Date

SHORT-TERM INVESTMENTS 0.89%

VARIABLE RATE DEMAND NOTES 0.89%

Health Care
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group (cost $50,000)	5.450%	1/2/2025		2/15/2053	BBB	50,000	50,000
Total Short-Term Investments (cost $50,000)							50,000
Total Investments in Securities 97.55% (cost $5,450,584)							5,497,214
Other Assets and Liabilities – Net 2.45%							137,861
Net Assets 100.00%							$5,635,075

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(concluded)

SUSTAINABLE MUNICIPAL BOND FUND December 31, 2024

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by – Securities Industry and Financial Markets Association.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2024, the total value of Rule 144A securities was $458,877, which represents 8.14% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2024.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$5,447,214	$–	$5,447,214
Short-Term Investments
Variable Rate Demand Notes	–	50,000	–	50,000
Total	$–	$5,497,214	$–	$5,497,214

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.99%

MUNICIPAL BONDS 97.99%

Corporate-Backed 2.22%
California Infrastructure & Economic Development Bank - DesertXpress Enterprises LLC AMT†	8.00%	#(a)	1/1/2050	NR	$1,500,000	$1,541,361
California Municipal Finance Authority - United Airlines Inc AMT	4.00%		7/15/2029	BB	4,020,000	3,961,007
California Municipal Finance Authority - Waste Management Inc AMT	4.125%	#(a)	10/1/2041	A-	3,000,000	3,000,505
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa3	4,410,000	4,398,428
California Pollution Control Financing Authority - Waste Management Inc AMT	4.30%		7/1/2040	A-	185,000	185,189
San Francisco City & County Airport Comm-San Francisco International Airport - SFO Fuel Co LLC CA AMT	5.00%		1/1/2038	A+	1,715,000	1,777,405
Total						14,863,895

Education 12.01%
Alameda Unified School District-Alameda County CA	5.00%		8/1/2049	AA	1,700,000	1,854,179
Alvord Unified School District CA GO (BAM)	5.00%		8/1/2052	AA	4,000,000	4,368,166
Brentwood Union School District CA GO	5.25%		8/1/2052	Aa3	2,125,000	2,293,419
California Educational Facilities Authority - Art Center College of Design	4.00%		12/1/2037	Baa1	1,150,000	1,100,542
California Educational Facilities Authority - Art Center College of Design	5.00%		12/1/2044	Baa1	3,500,000	3,548,751
California Educational Facilities Authority - Chapman University	5.00%		4/1/2040	A2	1,000,000	1,002,299
California Educational Facilities Authority - University of San Francisco	5.00%		10/1/2053	A3	2,000,000	2,061,506
California Educational Facilities Authority - University of the Pacific	5.00%		11/1/2053	A2	2,900,000	3,121,773
California Enterprise Development Authority - Castilleja School Foundation	5.00%		6/1/2049	A	2,750,000	3,009,629
California Health Facilities Financing Authority - Art Center College of Design	5.00%		12/1/2048	Baa1	1,000,000	1,008,943
California Infrastructure & Economic Development Bank - Equitable School Revolving Fund LLC Obligated Group	5.00%		11/1/2049	A	2,750,000	2,966,119

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
California Infrastructure & Economic Development Bank - Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2054	A	$1,500,000	$1,608,095
California Municipal Finance Authority - Biola University Inc	5.00%	10/1/2032	Baa2	400,000	411,969
California Municipal Finance Authority - Biola University Inc	5.00%	10/1/2039	Baa2	1,000,000	1,019,440
California Municipal Finance Authority - Emerson College	5.00%	1/1/2042	BBB+	4,245,000	4,281,438
California Municipal Finance Authority - Samuel Merritt University	5.25%	6/1/2053	A3	5,500,000	5,937,330
California Municipal Finance Authority - SDORI Charter School Properties LLC†	5.625%	3/1/2045	B+	500,000	473,164
California Municipal Finance Authority - University of the Pacific	3.00%	11/1/2048	A2	4,000,000	3,028,440
California Municipal Finance Authority - University of the Pacific	4.00%	11/1/2042	A2	1,175,000	1,151,498
California Municipal Finance Authority - Westside Neighborhood School†	5.90%	6/15/2044	BB	1,815,000	1,953,445
California School Finance Authority - Aspire Public Schools Obligated Group†	5.00%	8/1/2046	NR	85,000	85,962
California School Finance Authority - Aspire Public Schools Obligated Group†	5.00%	8/1/2046	BBB	3,790,000	3,791,803
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%	8/1/2045	BBB-	620,000	621,155
California School Finance Authority - Kipp SoCal Public Schools Obligated†	5.00%	7/1/2045	BBB	2,190,000	2,194,633
California School Finance Authority - Kipp SoCal Public Schools Obligated†	5.00%	7/1/2047	BBB	4,415,000	4,463,071
California School Finance Authority - Kipp SoCal Public Schools Obligated Group†	5.00%	7/1/2049	BBB	1,000,000	1,020,418
California State University	5.25%	11/1/2053	Aa2	3,075,000	3,417,789
California State University	5.50%	11/1/2055	Aa2	3,000,000	3,430,521
California Statewide Communities Development Authority - Culinary Institute of America	5.00%	7/1/2046	Baa2	1,010,000	1,012,614
Central Unified School District CA GO	5.25%	8/1/2052	Aa3	2,940,000	3,236,921
Montebello Unified School District CA GO (AGM)	5.50%	8/1/2047	AA	2,000,000	2,180,028
Morgan Hill Unified School District CA GO	5.25%	8/1/2040	Aa1	1,000,000	1,131,239
Rincon Valley Union School District CA	5.00%	8/1/2054	AA	2,875,000	3,120,644

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Santa Clarita Community College District CA GO	5.25%		8/1/2045	AA	$1,500,000	$1,663,486
University of California	5.00%		5/15/2054	AA	2,500,000	2,719,891
Total						80,290,320

General Obligation 12.31%
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	1,925,000	2,013,589
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	8,595,000	9,134,892
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	4,905,000	5,189,929
California State Public Works Board	4.00%		5/1/2046	Aa3	2,315,000	2,316,555
California State Public Works Board - State of California Department of General Services	5.00%		4/1/2049	Aa3	1,000,000	1,095,759
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	2,000,000	1,860,142
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	165,067	180,646
Dublin Unified School District CA GO	3.00%		8/1/2041	AA+	2,425,000	2,120,550
El Rancho Unified School District CA GO (BAM)	5.75%		8/1/2048	AA	1,750,000	2,025,212
Grossmont Union High School District CA GO (AGM)	Zero Coupon		6/1/2040	AA	2,000,000	917,493
Imperial Community College District CA GO (AGM)	5.25%		8/1/2053	AA	1,620,000	1,773,884
Imperial Community College District GO (AGM)	5.00%		8/1/2054	AA	2,500,000	2,709,446
Irvine Facilities Financing Authority CA GO	4.25%		9/1/2050	Aa1	1,565,000	1,595,546
Irvine Unified School District - Community Facilities District No 01-1 CA Special Tax (BAM)	5.00%		9/1/2038	AA	1,000,000	1,003,038
Irvine Unified School District - Community Facilities District No 01-1 CA Special Tax (BAM)	5.00%		9/1/2056	AA	995,000	1,015,281
Los Angeles Unified School District - Los Angeles Unified School District/CA	5.25%		7/1/2049	Aa2	1,625,000	1,834,835
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2041	Aaa	1,325,000	676,415
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2045	Aaa	1,000,000	416,724
North Orange County Community College District CA GO	2.75%		8/1/2036	AA+	2,000,000	1,781,020

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Pajaro Valley Health Care District CA GO	5.00%	9/1/2046	Ba2	$2,750,000	$2,894,384
Ravenswood City School District CA GO (BAM)	5.25%	8/1/2053	AA	2,000,000	2,183,285
San Benito High School District CA GO	Zero Coupon	8/1/2042	Aa3	1,795,000	859,130
San Benito High School District CA GO	Zero Coupon	8/1/2043	Aa3	2,600,000	1,188,918
San Diego Public Facilities Financing Authority CA	5.25%	10/15/2052	AA-	4,125,000	4,514,021
San Diego Unified School District CA GO	5.00%	7/1/2048	Aa2	3,000,000	3,299,181
Santa Monica-Malibu Unified School District CA GO	3.00%	8/1/2044	AA+	1,515,000	1,265,849
Simi Valley Unified School District CA GO	5.25%	8/1/2051	Aa2	3,000,000	3,240,656
Southwestern Community College District CA GO	Zero Coupon	8/1/2041	Aa2	1,100,000	582,027
State of California GO	5.00%	4/1/2042	Aa2	2,000,000	2,193,199
State of California GO	5.00%	9/1/2053	Aa2	1,000,000	1,090,111
State of California GO	5.25%	9/1/2047	Aa2	3,000,000	3,319,524
State of California GO	5.25%	9/1/2053	Aa2	3,000,000	3,324,399
State of California GO	5.25%	8/1/2054	Aa2	1,250,000	1,395,312
State of California GO	5.50%	8/1/2054	Aa2	3,600,000	4,105,762
Washington Township Health Care District CA GO	5.25%	8/1/2048	AA	1,625,000	1,787,038
West Contra Costa Unified School District CA (BAM)	5.00%	8/1/2054	AA	4,000,000	4,330,782
West Contra Costa Unified School District CA GO	6.00%	8/1/2027	A+	1,000,000	1,078,908
Total					82,313,442

Health Care 14.26%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2026	BBB	1,065,000	1,065,614
Antelope Valley Healthcare District Obligated Group CA	5.25%	3/1/2036	BBB	1,000,000	993,407
California Community Choice Financing Authority - Providence St Joseph Health Obligated Group	3.00%	10/1/2041	A	1,910,000	1,640,110
California Community Choice Financing Authority - Providence St Joseph Health Obligated Group	3.00%	10/1/2047	A	1,680,000	1,342,421

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Community Choice Financing Authority - Providence St Joseph Health Obligated Group	5.00%	10/1/2044	A	$2,410,000	$2,414,801
California Health Facilities Financing Authority - Cedars-Saini Medical Center Obligated Group	3.00%	8/15/2051	AA-	2,705,000	2,165,832
California Health Facilities Financing Authority - Children’s Hospital Los Angeles Obligated Group	5.00%	8/15/2047	Baa2	4,000,000	4,039,460
California Health Facilities Financing Authority - Children’s Hospital Los Angeles Obligated Group CA	5.00%	10/1/2030	A	1,470,000	1,473,051
California Health Facilities Financing Authority - Children’s Hospital Los Angeles Obligated Group CA	5.00%	8/15/2042	Baa2	1,250,000	1,268,934
California Health Facilities Financing Authority - Children’s Hospital of Orange County Obligated Group	3.00%	11/1/2038	AA-	3,000,000	2,744,773
California Health Facilities Financing Authority - City of Hope Obligated Group	5.00%	11/15/2032	A	1,300,000	1,301,442
California Health Facilities Financing Authority - CommonSpirit Health Obligated Group	4.00%	4/1/2035	A-	3,380,000	3,423,564
California Health Facilities Financing Authority - CommonSpirit Health Obligated Group	5.00%	12/1/2054	A-	5,000,000	5,336,019
California Health Facilities Financing Authority - CommonSpirit Health Obligated Group CA	5.00%	12/1/2044	A-	1,485,000	1,612,332
California Health Facilities Financing Authority - Lucile Salter Packard Children’s Hospital at Stanford Obligated Group	5.00%	8/15/2034	A+	2,000,000	2,328,113
California Health Facilities Financing Authority - Lucile Salter Packard Children’s Hospital at Stanford Obligated Group	5.00%	11/15/2056	A+	1,225,000	1,255,796
California Health Facilities Financing Authority - Scripps Health Obligated Group	5.00%	11/15/2044	AA-	9,000,000	10,060,767
California Health Facilities Financing Authority - Sutter Health Obligated Group	5.00%	11/15/2038	A+	2,250,000	2,348,808
California Infrastructure & Economic Development Bank - Roseville Sustainable Energy Partner LLC	5.25%	7/1/2049	BBB+	2,450,000	2,611,100

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Municipal Finance Authority	4.00%	8/15/2037	A-		$1,000,000	$990,808
California Municipal Finance Authority - Community Hospitals of Central California Obligated Group	5.00%	2/1/2037	A3		2,000,000	2,033,880
California Municipal Finance Authority - Eisenhower Medical Center	5.00%	7/1/2036	Baa2		1,580,000	1,614,418
California Municipal Finance Authority - Palomar Health Obligated Group COPS (AGM)	5.25%	11/1/2052	AA		1,000,000	1,067,612
California Municipal Finance Authority - PRS-California Obligated Group	5.00%	4/1/2044	BBB+	(b)	1,415,000	1,502,323
California Municipal Finance Authority (AGM)	4.00%	2/1/2051	AA		1,000,000	976,131
California Public Finance Authority - Hazelden Betty Ford Foundation	5.00%	11/1/2054	Baa1		2,000,000	2,096,327
California Public Finance Authority - Kendal At Ventura†	10.00%	5/15/2028	NR		500,000	505,750
California Statewide Communities Development Authority - HumanGood California Obligated Group	5.00%	10/1/2045	A	(b)	1,000,000	1,002,950
California Statewide Communities Development Authority - John Muir Health Obligated Group	5.25%	12/1/2054	A+		3,750,000	4,091,699
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2048	BB		1,395,000	1,424,801
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%	12/1/2026	BB		2,335,000	2,375,234
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%	12/1/2041	BB		1,000,000	1,009,078
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.25%	12/1/2034	BB		2,150,000	2,151,147
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%	12/1/2056	BB		1,265,000	1,271,243
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB		2,225,000	2,225,380

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB	$2,600,000	$2,674,596
California Statewide Communities Development Authority - Verity Health System of California Inc Obligated Group(c)	5.50%	7/1/2039	NR	1,784	1,677
Los Angeles County Public Works Financing Authority - County of Los Angeles CA	5.50%	12/1/2053	AA+	2,000,000	2,276,062
Palomar Health Obligated Group CA	5.00%	11/1/2036	BB+	3,555,000	3,237,170
Palomar Health Obligated Group CA	5.00%	11/1/2039	BB+	4,750,000	4,235,724
Regents of the University of California Medical Center Pooled Revenue	3.50%	5/15/2054	AA-	3,000,000	2,706,914
Regents of the University of California Medical Center Pooled Revenue	5.00%	5/15/2047	AA-	2,000,000	2,153,993
Washington Township Health Care District CA	5.75%	7/1/2053	Baa3	2,100,000	2,258,435
Total					95,309,696

Housing 5.84%
California Community Housing Agency Arbors Apartments†	5.00%	8/1/2050	NR	965,000	909,217
California Community Housing Agency Summit at Sausalito Apartments†	4.00%	2/1/2050	NR	1,000,000	764,677
California Enterprise Development Authority - Provident Group-Pomona Properties LLC	5.00%	1/15/2045	Baa3	3,500,000	3,617,085
California Enterprise Development Authority - Provident Group-SDSU Properties LLC	5.00%	8/1/2040	Baa3	1,625,000	1,661,419
California Enterprise Development Authority - Provident Group-SDSU Properties LLC	5.00%	8/1/2050	Baa3	2,030,000	2,061,424
California Enterprise Development Authority - Provident Group-SDSU Properties LLC	5.00%	8/1/2055	Baa3	1,075,000	1,087,410
California Housing Finance Agency	3.25%	8/20/2036	BBB	8,088,183	7,483,154
California Housing Finance Agency	3.50%	11/20/2035	BBB+	2,271,810	2,165,558
California Municipal Finance Authority - Bowles Hall Foundation	5.00%	6/1/2050	Baa3	500,000	500,648
California Municipal Finance Authority - Caritas Corp CMFA Mobile Home Park Financing 2024 Portfolio	5.00%	8/15/2054	A-	1,000,000	1,046,504

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
California Municipal Finance Authority - CHF-Davis II LLC (BAM)	3.00%	5/15/2051	AA	$2,500,000	$1,940,404
California Municipal Finance Authority - CHF-Davis II LLC (BAM)	4.00%	5/15/2046	AA	3,000,000	2,948,479
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.375%	6/1/2059	NR	2,000,000	1,910,302
California Public Finance Authority - P3 Irvine SL Holdings LLC Obligated Group†	6.50%	6/1/2054	NR	1,000,000	979,398
California Statewide Communities Development Authority - CHF-Irvine LLC	5.00%	5/15/2035	Baa1	3,100,000	3,154,211
California Statewide Communities Development Authority - CHF-Irvine LLC	5.00%	5/15/2050	Baa1	1,400,000	1,414,840
CSCDA Community Improvement Authority Orange Portfolio CA†	3.00%	3/1/2057	NR	2,000,000	1,353,675
CSCDA Community Improvement Authority Parallel-Anaheim CA†	4.00%	8/1/2056	NR	985,000	862,703
CSCDA Community Improvement Authority Pasadena Portfolio CA†	2.65%	12/1/2046	NR	2,410,000	1,849,213
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR	1,500,000	1,027,689
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR	1,000,000	310,647
Total					39,048,657

Lease Obligations 1.24%
California State Public Works Board	4.00%	11/1/2046	Aa3	2,100,000	2,101,321
Pasadena Public Financing Authority - City of Pasadena CA	Zero Coupon	6/1/2047	AA+	1,000,000	366,127
Pasadena Public Financing Authority - City of Pasadena CA	Zero Coupon	6/1/2048	AA+	1,125,000	391,459
San Diego Public Facilities Financing Authority - City of San Diego CA	5.00%	10/15/2054	AA-	5,000,000	5,405,041
Total					8,263,948

Other Revenue 0.84%
California Infrastructure & Economic Development Bank - Los Angeles County Museum of Natural History Foundation	4.00%	7/1/2050	A2	2,625,000	2,497,055
California School Finance Authority - Aspire Public Schools Obligated Group†	4.00%	8/1/2051	BBB	785,000	676,691

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%		8/1/2038	BBB-	$1,000,000	$1,023,462
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR	2,253,618	1,400,060
Total						5,597,268

Pollution Control 0.69%
California Municipal Finance Authority - Republic Services Inc AMT	3.80%	#(a)	7/1/2041	BBB+	1,000,000	999,615
California Municipal Finance Authority - Republic Services Inc AMT	3.875%	#(a)	3/1/2054	BBB+	1,600,000	1,588,351
California Pollution Control Financing Authority - Republic Services Inc AMT†	3.85%	#(a)	11/1/2042	BBB+	2,000,000	1,999,151
Total						4,587,117

Power 0.53%
Southern California Public Power Authority	5.25%		7/1/2053	Aa2	3,180,000	3,513,543

Pre-Refunded 0.10%
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+	555,000	691,979

Special Tax 4.64%
California Statewide Communities Development Authority	5.00%		9/2/2054	BBB-	5,000,000	5,201,407
City of Fontana Community Facilities District No 109 CA	5.00%		9/1/2049	NR	1,000,000	1,046,482
City of Fontana Community Facilities District No 109 CA	5.00%		9/1/2054	NR	1,400,000	1,463,088
City of Irvine CA	5.00%		9/2/2028	NR	1,000,000	1,010,136
City of Irvine CA Special Tax (BAM)	5.25%		9/1/2053	AA	3,000,000	3,280,320
City of Roseville Westpark Community Facilities District No 1 CA Special Tax	5.00%		9/1/2031	NR	1,000,000	1,007,826
County of Los Angeles Community Facilities District No. CA Special Tax	5.00%		9/1/2052	NR	1,500,000	1,549,457
County of Orange CA Community Facilities District No 2023-1	5.50%		8/15/2053	NR	1,375,000	1,468,786
Fairfield Community Facilities District - City of Fairfield CA Community Facilities District No 2023-1 Area No 1 CA	5.00%		9/1/2054	NR	3,000,000	3,045,494
Inland Valley Development Agency CA Tax Allocation	5.25%		9/1/2037	A+	1,325,000	1,334,986

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Irvine Facilities Financing Authority - City of Irvine Community Facilities District No 2013-3 CA Special Tax (BAM)	5.25%	9/1/2053	AA	$5,160,000	$5,693,894
Poway Unified School District Public Financing Authority CA Special Tax (BAM)	5.00%	9/1/2035	AA+	1,765,000	1,783,627
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	1,000,000	1,071,669
Tejon Ranch Public Facilities Finance Authority - Tejon Ranch Public Facilities Finance Authority Community Facs District No 2008-1 CA	5.00%	9/1/2054	NR	2,000,000	2,064,694
Total					31,021,866

Tax Revenue 4.51%
City of Sacramento Transient Occupancy Tax Revenue CA	5.00%	6/1/2048	Aa3	1,000,000	1,035,869
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	8/1/2037	AA	1,700,000	1,880,720
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2026	NR	1,925,000	1,966,275
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR	2,000,000	2,042,307
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	1,283,000	301,240
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	503,000	496,771
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	4,283,000	4,239,427
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	7,000	6,837
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	7,298,854	7,203,212
River Islands Public Financing Authority Community Facs District No 2023-1 Area 2 CA	5.00%	9/1/2048	NR	1,650,000	1,680,827
River Islands Public Financing Authority Community Facs District No 2023-1 Area 2 CA	5.00%	9/1/2054	NR	1,000,000	1,014,392
San Diego Unified School District CA GO	3.00%	7/1/2044	Aa2	4,400,000	3,684,234
San Leandro Unified School District CA GO	5.25%	8/1/2048	AA-	2,100,000	2,285,049

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
San Rafael City High School District CA GO	5.25%	8/1/2052	Aa2	$1,215,000	$1,303,062
Tustin Community Facilities District CA Special Tax	5.00%	9/1/2037	A	1,000,000	1,007,571
Total					30,147,793

Taxable Revenue - Water & Sewer 3.10%
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%	11/21/2045	Baa3	1,100,000	1,136,912
San Diego Public Facilities Financing Authority - City of San Diego CA Sewer Utility Revenue CA	5.00%	5/15/2054	AA	5,000,000	5,464,446
San Francisco City & County Public Utilities Commission Wastewater Revenue(d)	5.00%	10/1/2054	AA	10,000,000	10,883,280
San Francisco City & County Public Utilities Commission Wastewater Revenue CA	5.00%	10/1/2054	AA	3,000,000	3,264,984
Total					20,749,622

Tobacco 2.42%
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	8,675,000	2,204,901
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	10,000,000	514,164
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	21,500,000	2,283,343
Golden State Tobacco Securitization Corp. CA	5.00%	6/1/2051	BBB+	5,200,000	5,409,213
Inland Empire Tobacco Securitization Corp. - Inland Empire Tobacco Securitization Corp CA	Zero Coupon	6/1/2036	CCC	1,000,000	452,573
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	3,000,000	212,277
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	NR	5,000,000	1,934,427
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR	2,250,000	209,667
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-	1,000,000	203,251
Tobacco Securitization Authority of Southern California - San Diego County Tobacco Asset Securitization Corp	5.00%	6/1/2048	BBB+	2,675,000	2,738,009
Total					16,161,825

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation 19.02%
Alameda Corridor Transportation Authority CA (AGM)	Zero Coupon	10/1/2051	AA		$1,000,000	$564,956
Alameda Corridor Transportation Authority CA (AGM)	Zero Coupon	10/1/2053	AA		5,000,000	1,249,572
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2052	AA		9,000,000	9,605,482
Bay Area Toll Authority CA	5.00%	4/1/2054	AA		2,720,000	2,944,841
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AGM) AMT	4.375%	7/1/2049	AA		1,000,000	989,840
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2049	A		1,000,000	1,064,327
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2054	A		4,350,000	4,606,382
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	4.00%	12/31/2047	BB+	(b)	3,650,000	3,349,037
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2034	BB+	(b)	1,700,000	1,746,849
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2035	BB+	(b)	1,205,000	1,236,013
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(b)	3,565,000	3,598,721
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2047	BB+	(b)	6,500,000	6,536,395
City of Fresno Airport Revenue CA (BAM) AMT	5.00%	7/1/2048	AA		5,220,000	5,441,642
City of Long Beach Airport System Revenue CA (AGM) AMT	5.25%	6/1/2047	AA		1,330,000	1,410,834
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-		2,000,000	1,900,153
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2032	NR		105,000	115,124
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2032	AA-		1,895,000	2,054,622
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2051	AA-		4,000,000	4,125,692
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2048	AA-		2,000,000	2,129,984
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2036	AA		1,100,000	1,222,765
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2047	AA		7,000,000	7,531,784

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
County of Sacramento Airport System Revenue - County of Sacramento CA Airport System Revenue CA	5.25%	7/1/2054	A+	$3,500,000	$3,871,679
County of Sacramento Airport System Revenue CA	5.00%	7/1/2049	A+	2,000,000	2,182,595
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	1,500,000	1,117,035
Foothill-Eastern Transportation Corridor Agency CA	3.50%	1/15/2053	A	2,000,000	1,727,758
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A	2,800,000	2,639,293
Foothill-Eastern Transportation Corridor Agency CA	6.85%	1/15/2042	A	1,150,000	1,351,158
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2031	A	1,750,000	1,878,263
Port Commission of the City & County of San Francisco CA AMT	5.00%	3/1/2030	Aa3	1,415,000	1,416,793
Riverside County Transportation Commission CA	4.00%	6/1/2047	A-	3,520,000	3,436,374
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2051	A1	3,500,000	3,612,070
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2053	Aa3	3,615,000	3,750,677
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2031	A1	6,500,000	7,023,828
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2039	A1	2,695,000	2,889,910
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2045	A+	1,515,000	1,548,347
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2052	A1	7,100,000	7,343,396
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2049	A1	3,600,000	3,836,570
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.75%	5/1/2048	A1	2,000,000	2,206,164

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Joaquin Hills Transportation Corridor Agency CA	4.00%		1/15/2044	A	$3,932,000	$3,877,332
San Joaquin Hills Transportation Corridor Agency CA	4.00%		1/15/2050	A	1,825,000	1,760,321
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2044	A-	2,850,000	2,851,452
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2049	A-	2,505,000	2,506,199
San Joaquin Hills Transportation Corridor Agency CA (NATL)	Zero Coupon		1/15/2036	Baa2	1,450,000	928,271
Total						127,180,500

Utilities 14.26%
California Community Choice Financing Authority	4.00%	#(a)	2/1/2052	A1	4,000,000	3,998,541
California Community Choice Financing Authority	4.00%	#(a)	10/1/2052	A2	2,925,000	2,930,034
California Community Choice Financing Authority	5.00%	#(a)	2/1/2054	A1	2,500,000	2,652,299
California Community Choice Financing Authority	5.00%	#(a)	1/1/2055	A1	6,850,000	7,229,099
California Community Choice Financing Authority	5.00%	#(a)	2/1/2055	A1	8,750,000	9,345,314
California Community Choice Financing Authority	5.00%	#(a)	2/1/2055	Aa3	3,000,000	3,199,577
California Community Choice Financing Authority	5.00%	#(a)	8/1/2055	A2	3,000,000	3,181,325
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	Aaa	2,500,000	2,727,174
California Community Choice Financing Authority	5.25%	#(a)	11/1/2054	A2	1,125,000	1,191,872
California Pollution Control Financing Authority - Poseidon Resources Channelside LP†	5.00%		11/21/2045	Baa3	3,870,000	3,937,234
City of Burbank Electric Revenue CA	5.00%		6/1/2053	AA-	3,790,000	4,027,893
City of Glendale Electric Revenue CA	5.00%		2/1/2054	A+	2,500,000	2,693,655
City of Glendale Electric Revenue CA	5.00%		2/1/2054	A+	2,000,000	2,154,924
City of Los Angeles Wastewater System Revenue CA	5.00%		6/1/2043	AA+	3,125,000	3,126,899
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	1,000,000	1,105,812

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Guam Waterworks Authority Water And Wastewater System	5.00%		7/1/2042	A-		$1,500,000	$1,593,231
Indio Electric Financing Authority - Imperial Irrigation District Electric System Revenue CA	5.25%		1/1/2053	A1		3,685,000	4,019,757
Long Beach Bond Finance Authority CA	4.636% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A1		1,000,000	1,007,642
Los Angeles Department of Water & Power CA	5.00%		7/1/2043	Aa2		2,000,000	2,193,449
Los Angeles Department of Water & Power CA	5.00%		7/1/2052	Aa2		4,645,000	5,025,866
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		7/1/2052	AA+		1,745,000	1,890,454
Modesto Irrigation District CA	5.25%		10/1/2048	A+		3,060,000	3,397,528
Northern California Energy Authority	5.00%	#(a)	12/1/2054	Aa3		2,000,000	2,111,247
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		700,000	658,398
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	4.00%		7/1/2047	NR		1,000,000	907,787
Sacramento Municipal Utility District CA	5.00%	#(a)	8/15/2049	AA-		1,925,000	1,936,264
Sacramento Municipal Utility District CA	5.00%		11/15/2054	Aa2		1,000,000	1,092,889
Southern California Public Power Authority	4.708% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A2		815,000	805,372
Southern California Public Power Authority	5.00%		11/1/2033	A2		3,575,000	3,777,496
Southern California Public Power Authority - City of Anaheim Electric System Revenue CA	5.00%	#(a)	4/1/2055	A2		5,500,000	5,811,348
Southern California Public Power Authority - Los Angeles Department of Water & Power	5.00%		7/1/2053	Aa2		2,000,000	2,190,780
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2025	BBB+	(b)	1,130,000	1,138,844
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2032	BBB+	(b)	1,090,000	1,130,633
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2034	BBB+	(b)	300,000	309,618

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2024

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Transbay Joint Powers Authority CA Tax Allocation		5.00%	10/1/2035	BBB+	(b)	$200,000	$205,870
Transbay Joint Powers Authority CA Tax Allocation		5.00%	10/1/2038	BBB+	(b)	650,000	662,150
Total							95,368,275
Total Municipal Bonds (cost $654,309,481)							655,109,746

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date

SHORT-TERM INVESTMENTS 0.26%

VARIABLE RATE DEMAND NOTES 0.26%

Transportation
Bay Area Toll Authority CA (cost $1,700,000)	3.700%	1/2/2025	4/1/2055	AA+		1,700,000	1,700,000
Total Short-Term Investments (cost $1,700,000)							1,700,000
Total Investments in Securities 98.25% (cost $656,009,481)							656,809,746
Other Assets and Liabilities – Net 1.75%							11,725,102
Net Assets 100.00%							$668,534,848

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
LIBOR	London Interbank Offered Rate.
NATL	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2024, the total value of Rule 144A securities was $50,837,739, which represents 7.60% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2024.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND December 31, 2024

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$655,109,746	$–	$655,109,746
Short-Term Investments
Variable Rate Demand Notes	–	1,700,000	–	1,700,000
Total	$–	$656,809,746	$–	$656,809,746

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.41%

MUNICIPAL BONDS 97.41%

Corporate-Backed 2.53%
New Jersey Economic Development Authority - NYNJ Link Borrower LLC (AGM) AMT	5.00%	1/1/2031	AA	$225,000	$225,224
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.00%	1/1/2028	A-	100,000	100,073
New Jersey Economic Development Authority - United Airlines Inc	5.25%	9/15/2029	BB	1,435,000	1,436,455
New Jersey Economic Development Authority - United Airlines Inc	5.50%	6/1/2033	BB	650,000	654,353
New Jersey Infrastructure Bank	2.125%	9/1/2046	AAA	400,000	252,717
Salem County Pollution Control Financing Authority - Constellation Energy Generation LLC NJ AMT	4.45%	3/1/2025	Baa1	1,085,000	1,085,779
Total					3,754,601

Education 13.76%
Camden County Improvement Authority - KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2047	BBB	500,000	535,705
Gloucester County Improvement Authority - Rowan University NJ (BAM)	5.00%	7/1/2054	AA	1,000,000	1,057,831
Hudson County Improvement Authority NJ	4.00%	6/1/2049	AA	500,000	483,087
Middlesex County Improvement Authority - Rutgers The State University of New Jersey	5.00%	8/15/2053	Aa3	1,960,000	2,100,978
Middlesex County Improvement Authority NJ GTD	4.00%	8/15/2053	AAA	1,000,000	983,008
New Jersey Economic Development Authority - Provident Group-Montclair Properties LLC (AGM)	5.00%	6/1/2042	AA	500,000	508,159
New Jersey Educational Facilities Authority	5.00%	9/1/2036	A2	290,000	320,181
New Jersey Educational Facilities Authority	5.25%	9/1/2053	A2	750,000	800,619
New Jersey Educational Facilities Authority - Montclair State University Inc (AGM)	5.00%	7/1/2041	AA	780,000	867,223

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Educational Facilities Authority - Montclair State University Inc (AGM)	5.00%	7/1/2044	AA	$500,000	$550,196
New Jersey Educational Facilities Authority - New Jersey City University Inc (AGM)	4.00%	7/1/2036	AA	745,000	713,549
New Jersey Educational Facilities Authority - Ramapo College of New Jersey (AGM)	4.00%	7/1/2041	AA	545,000	543,079
New Jersey Educational Facilities Authority - Seton Hall University	4.00%	7/1/2046	BBB+	545,000	487,022
New Jersey Educational Facilities Authority - Seton Hall University	5.00%	7/1/2034	BBB+	325,000	329,470
New Jersey Educational Facilities Authority - Seton Hall University (AGM)	3.25%	7/1/2049	AA	470,000	385,522
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	3.00%	7/1/2050	BBB+	1,170,000	893,035
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	4.00%	7/1/2050	BBB+	200,000	185,387
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	5.00%	7/1/2030	BBB+	530,000	550,830
New Jersey Educational Facilities Authority - Stevens Institute of Technology International Inc	5.00%	7/1/2047	BBB+	1,750,000	1,776,328
New Jersey Educational Facilities Authority - Stockton University - Stockton University	5.00%	7/1/2041	A3	800,000	810,070
New Jersey Educational Facilities Authority - Trustees of Princeton University	5.25%	3/1/2054	AAA	3,885,000	4,326,462
New Jersey Educational Facilities Authority - William Paterson University of New Jersey (AGM)	3.00%	7/1/2039	AA	250,000	225,832
New Jersey Educational Facilities Authority - William Paterson University of New Jersey (AGM)	3.00%	7/1/2040	AA	250,000	223,241
New Jersey Higher Education Student Assistance Authority AMT	2.50%	12/1/2040	AA	420,000	374,256

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Higher Education Student Assistance Authority AMT	3.25%		12/1/2039	Aa1	$185,000	$173,246
New Jersey Institute of Technology	5.00%		7/1/2033	A1	170,000	182,897
Total						20,387,213

Financial Services 0.14%
New Jersey Higher Education Student Assistance Authority AMT	5.00%		12/1/2028	Aaa	200,000	208,410

General Obligation 11.14%
City of Atlantic City NJ GO (AGM), (ST AID WITHHLDG)	5.00%		3/1/2037	AA	540,000	555,387
City of Atlantic City NJ GO (BAM), (ST AID WITHHLDG)	5.00%		3/1/2042	AA	750,000	766,472
City of Jersey City NJ GO	4.00%		2/15/2036	A1	750,000	760,462
City of Newark Mass Transit Access Tax Revenue NJ (AGM)	5.375%		11/15/2052	AA	1,670,000	1,851,468
City of Summit NJ GO	4.00%		7/15/2041	AAA	500,000	508,557
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	52,676	35,702
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	168,588	103,471
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	40,933	40,349
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	36,793	35,906
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	31,578	30,487
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	22,763	22,898
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	45,175	46,833
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	44,442	47,367
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	43,166	47,240
County of Atlantic NJ GO	4.00%		3/15/2039	AA	450,000	462,647
County of Hudson NJ GO	2.00%		11/15/2035	AA	935,000	729,179
County of Ocean NJ GO	4.00%		11/1/2044	Aaa	1,000,000	1,023,895
Cumberland County Improvement Authority NJ GTD (BAM)	4.00%		10/1/2048	AA	750,000	725,327
New Jersey Economic Development Authority - New Jersey Transit Corp	5.25%		11/1/2047	A2	860,000	924,796
New Jersey Health Care Facilities Financing Authority	5.00%		10/1/2037	A2	1,000,000	1,037,482
New Jersey Infrastructure Bank	5.00%		9/1/2052	AAA	500,000	538,517
New Jersey Transportation Trust Fund Authority	4.25%		6/15/2044	A2	500,000	496,336
Plainfield Board of Education NJ (AGC)	4.00%		10/15/2042	AA	225,000	225,769
Plainfield Board of Education NJ (AGC)	4.00%		10/15/2043	AA	480,000	477,959

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Rutherford Board of Education NJ GO	2.50%	12/15/2034	AA-	$1,000,000	$850,988
State of New Jersey GO	2.50%	6/1/2038	A1	1,165,000	943,673
State of New Jersey GO	5.00%	6/1/2040	A1	750,000	799,477
State of New Jersey GO	5.00%	6/1/2041	A1	400,000	415,137
Township of Berkeley Heights NJ GO	4.00%	7/1/2041	Aa1	785,000	800,840
Union County Improvement Authority	4.125%	4/15/2054	Aaa	250,000	250,535
Union County Utilities Authority - Covanta Union LLC NJ GTD AMT	4.75%	12/1/2031	AA+	945,000	944,962
Total					16,500,118

Health Care 11.43%
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	220,000	220,746
New Jersey Health Care Facilities Financing Authority - AtlantiCare Health System Obligated Group	2.375%	7/1/2046	AA-	695,000	456,336
New Jersey Health Care Facilities Financing Authority - Inspira Health Obligated Group	4.125%	7/1/2054	A2	1,665,000	1,589,013
New Jersey Health Care Facilities Financing Authority - Inspira Health Obligated Group	5.00%	7/1/2035	A2	460,000	474,941
New Jersey Health Care Facilities Financing Authority - Inspira Health Obligated Group	5.00%	7/1/2042	A2	1,215,000	1,240,439
New Jersey Health Care Facilities Financing Authority - Inspira Health Obligated Group	5.25%	7/1/2054	A2	1,720,000	1,871,796
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-	1,225,000	963,257
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	4.00%	7/1/2051	AA-	1,500,000	1,450,189
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.00%	7/1/2043	AA-	1,925,000	1,947,078
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Obligated Group	5.25%	7/1/2054	AA-	1,500,000	1,633,611

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-	$1,325,000	$1,182,495
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2027	BBB-	100,000	101,673
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2041	BBB-	2,135,000	2,149,108
New Jersey Health Care Facilities Financing Authority - University Hospital (AGM)	5.00%	7/1/2046	AA	1,275,000	1,277,484
New Jersey Health Care Facilities Financing Authority - Valley Health System Obligated Group	5.00%	7/1/2030	A	355,000	380,810
Total					16,938,976

Housing 0.51%
New Jersey Economic Development Authority - Provident Group-Rowan Properties LLC	5.00%	1/1/2048	B1	250,000	232,873
New Jersey Housing & Mortgage Finance Agency (HUD)	3.15%	5/1/2053	AA-	100,000	74,146
Passaic County Improvement Authority NJ	4.00%	11/1/2051	Aa1	475,000	455,489
Total					762,508

Lease Obligations 7.18%
Gloucester County Improvement Authority - Rowan University NJ (AGM)	5.00%	11/1/2029	AA	295,000	304,906
Gloucester County Improvement Authority - Rowan University NJ (AGM)	5.00%	11/1/2030	AA	290,000	299,843
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	A-	1,660,000	1,661,042
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	A-	210,000	210,138
New Jersey Economic Development Authority - State Capitol Joint Management Commission	5.00%	6/15/2035	A2	750,000	790,604
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2029	A2	500,000	519,202

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2047	A2	$540,000	$550,008
New Jersey Economic Development Authority - State of New Jersey Department of the Treasury	5.00%	6/15/2048	A2	500,000	511,752
New Jersey Health Care Facilities Financing Authority	5.00%	10/1/2038	A2	520,000	537,843
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2031	A2	1,980,000	1,543,191
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2038	A2	1,120,000	638,893
New Jersey Transportation Trust Fund Authority	4.00%	12/15/2039	A2	660,000	653,369
New Jersey Transportation Trust Fund Authority	4.25%	12/15/2038	A2	470,000	475,553
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2030	A+	545,000	555,939
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2031	A+	400,000	407,964
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	9/1/2036	A2	545,000	554,791
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.50%	9/1/2033	A2	410,000	421,813
Total					10,636,851

Miscellaneous 0.50%
Bergen County Improvement Authority - County of Bergen NJ	5.00%	6/1/2054	Aaa	675,000	734,057

Other Revenue 1.39%
Casino Reinvestment Development Authority, Inc. GA (AGC)	4.00%	11/1/2044	AA	1,250,000	1,189,672
Casino Reinvestment Development Authority, Inc. GA (AGC)	5.00%	11/1/2041	AA	285,000	310,177
Casino Reinvestment Development Authority, Inc. GA (AGC)	5.00%	11/1/2044	AA	200,000	214,502
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2041	NR	350,000	346,124
Total					2,060,475

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax 0.50%
New Jersey Economic Development Authority - NJ Metromall Urban Renewal Inc	6.50%		4/1/2028	Baa2	$410,195	$413,928
New Jersey Infrastructure Bank	2.00%		9/1/2046	AAA	520,000	319,615
Total						733,543

Tax Revenue 3.54%
Garden State Preservation Trust NJ (AGM)	5.75%		11/1/2028	AA	990,000	1,047,558
New Jersey Infrastructure Bank	5.00%		9/1/2049	AAA	800,000	878,802
New Jersey Transportation Trust Fund Authority	3.00%		6/15/2050	A2	550,000	424,272
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2029	NR	18,000	15,123
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	235,000	180,972
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	646,000	455,996
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2051	NR	2,675,000	628,072
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	96,000	94,811
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	527,000	521,639
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	18,000	17,580
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	19,000	19,012
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	380,000	380,238
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	311,000	306,925
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	40,000	39,362
Territory of Guam	4.00%		1/1/2042	Baa3	250,000	237,842
Total						5,248,204

Taxable Revenue - Water & Sewer 0.71%
Jersey City Municipal Utilities Authority Sewer Fund NJ (AGM)	5.25%		10/15/2054	AA	500,000	548,848
New Jersey Economic Development Authority - New Jersey-American Water Co Inc AMT	3.75%	#(a)	11/1/2034	A+	500,000	498,647
Total						1,047,495

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco 2.41%
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB-	$2,545,000	$2,544,888
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+	1,000,000	1,025,199
Total					3,570,087

Transportation 37.87%
Delaware River & Bay Authority	4.00%	1/1/2044	A+	515,000	508,700
Delaware River & Bay Authority	5.00%	1/1/2039	A+	500,000	545,669
Delaware River & Bay Authority	5.00%	1/1/2049	A+	1,250,000	1,346,040
Delaware River Joint Toll Bridge Commission PA	3.00%	7/1/2049	A+	1,025,000	773,083
Delaware River Port Authority PA	5.00%	1/1/2040	A+	600,000	637,893
New Jersey Economic Development Authority - New Jersey Transit Corp	4.00%	11/1/2044	A2	275,000	269,965
New Jersey Economic Development Authority - NYNJ Link Borrower LLC (AGM) AMT	5.125%	1/1/2039	AA	925,000	925,733
New Jersey Economic Development Authority - Port Newark Container Terminal LLC AMT	5.00%	10/1/2047	Baa2	1,440,000	1,452,755
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2050	A2	1,080,000	1,028,412
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2028	A+	1,000,000	1,021,793
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2050	A2	2,500,000	2,692,062
New Jersey Transportation Trust Fund Authority	5.50%	6/15/2050	A2	500,000	588,759
New Jersey Transportation Trust Fund Authority - State of New Jersey	3.00%	6/15/2050	A2	750,000	578,553
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.00%	6/15/2042	A2	435,000	426,967
New Jersey Transportation Trust Fund Authority - State of New Jersey	4.125%	6/15/2050	A2	1,100,000	1,068,581
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2037	A2	1,000,000	1,122,103
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.00%	6/15/2042	A2	1,500,000	1,642,825
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2041	A2	200,000	224,047
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2046	NR	405,000	469,771

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2046	A-	$385,000	$415,902
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2050	A2	2,300,000	2,498,499
New Jersey Transportation Trust Fund Authority - State of New Jersey	5.25%	6/15/2055	A2	2,550,000	2,754,892
New Jersey Turnpike Authority	4.00%	1/1/2043	AA-	610,000	609,241
New Jersey Turnpike Authority	4.00%	1/1/2048	AA-	1,000,000	989,031
New Jersey Turnpike Authority	5.00%	1/1/2034	AA-	615,000	633,810
New Jersey Turnpike Authority	5.00%	1/1/2042	AA-	270,000	295,308
New Jersey Turnpike Authority	5.00%	1/1/2043	AA-	1,355,000	1,492,774
New Jersey Turnpike Authority	5.00%	1/1/2045	AA-	750,000	823,184
New Jersey Turnpike Authority	5.00%	1/1/2046	AA-	1,250,000	1,357,611
New Jersey Turnpike Authority	5.00%	1/1/2048	AA-	1,010,000	1,050,983
New Jersey Turnpike Authority	5.25%	1/1/2052	AA-	1,250,000	1,357,154
New Jersey Turnpike Authority	5.25%	1/1/2054	AA-	2,800,000	3,041,480
New Jersey Turnpike Authority (AGM)	5.25%	1/1/2028	AA	810,000	864,999
Port Authority of New York & New Jersey	4.00%	9/1/2043	AA-	870,000	867,071
Port Authority of New York & New Jersey	5.00%	12/1/2035	AA-	500,000	572,399
Port Authority of New York & New Jersey	5.00%	7/15/2045	AA-	500,000	547,438
Port Authority of New York & New Jersey	5.00%	7/15/2053	AA-	360,000	384,620
Port Authority of New York & New Jersey	5.00%	7/15/2053	AA-	500,000	534,194
Port Authority of New York & New Jersey	5.00%	9/1/2054	AA-	3,325,000	3,575,035
Port Authority of New York & New Jersey	5.25%	8/1/2052	AA-	1,330,000	1,435,196
Port Authority of New York & New Jersey AMT	5.00%	9/15/2032	AA-	675,000	695,721
Port Authority of New York & New Jersey AMT	5.00%	9/15/2033	AA-	1,290,000	1,327,270
Port Authority of New York & New Jersey AMT	5.00%	9/15/2034	AA-	290,000	297,770
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	AA-	545,000	587,938
Port Authority of New York & New Jersey AMT	5.00%	9/1/2036	AA-	750,000	782,835
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	500,000	506,335
Port Authority of New York & New Jersey AMT	5.00%	12/1/2044	AA-	500,000	526,963

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
South Jersey Port Corp. - South Jersey Port Corp NJ AMT	5.00%		1/1/2036	A3	$820,000	$843,868
South Jersey Port Corp. NJ AMT	5.00%		1/1/2048	A3	1,705,000	1,717,923
South Jersey Transportation Authority NJ	4.625%		11/1/2047	BBB+	430,000	439,361
South Jersey Transportation Authority NJ	5.00%		11/1/2039	BBB+	1,515,000	1,516,226
South Jersey Transportation Authority NJ	5.25%		11/1/2052	BBB+	1,765,000	1,879,492
South Jersey Transportation Authority NJ (BAM)	4.00%		11/1/2050	AA	1,080,000	1,026,344
South Jersey Transportation Authority NJ (BAM)	5.00%		11/1/2045	AA	500,000	529,100
Total						56,101,678

Utilities 3.80%
New Jersey Economic Development Authority - Middlesex Water Co AMT	4.00%		8/1/2059	A+	500,000	447,540
New Jersey Economic Development Authority - New Jersey Natural Gas Co	3.50%		4/1/2042	A1	1,680,000	1,432,659
New Jersey Economic Development Authority - New Jersey Natural Gas Co AMT	3.00%		8/1/2041	A1	1,000,000	811,530
New Jersey Economic Development Authority - New Jersey-American Water Co Inc AMT	2.20%	#(a)	10/1/2039	A+	500,000	439,815
New Jersey Economic Development Authority - UMM Energy Partners LLC AMT	4.75%		6/15/2032	Baa2	1,000,000	1,000,024
Passaic Valley Sewerage Commission NJ (AGM)	3.00%		12/1/2038	AA	1,000,000	878,028
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	380,000	357,416
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2030	NR	250,000	260,422
Total						5,627,434
Total Municipal Bonds (cost $147,403,429)						144,311,650
Total Investments in Securities 97.41% (cost $147,403,429)						144,311,650
Other Assets and Liabilities – Net(b) 2.59%						3,832,688
Net Assets 100.00%						$148,144,338

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
NR	Not Rated.

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND December 31, 2024

#	Variable rate security. The interest rate represents the rate in effect at December 31, 2024.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2024, the total value of Rule 144A securities was $617,838, which represents 0.42% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at December 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2025	9	Short	$(1,049,531)	$(1,024,593)	$24,938

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$144,311,650	$–	$144,311,650
Total	$–	$144,311,650	$–	$144,311,650
Other Financial Instruments
Futures Contracts
Assets	$24,938	$–	$–	$24,938
Liabilities	–	–	–	–
Total	$24,938	$–	$–	$24,938

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

192	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.98%

MUNICIPAL BONDS 99.98%

Corporate-Backed 8.76%
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	Zero Coupon		7/15/2047	Ba1		$250,000	$85,089
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	4.50%		1/1/2025	NR		100,000	100,000
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		250,000	250,135
New York Liberty Development Corp.	2.10%		11/15/2032	A+		2,790,000	2,358,637
New York Liberty Development Corp.	2.875%		11/15/2046	A+		7,355,000	5,451,805
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR		8,655,000	8,659,989
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR		750,000	750,652
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR		1,200,000	1,201,391
New York Liberty Development Corp. - Goldman Sachs Headquarters LLC	5.25%		10/1/2035	A2		7,215,000	8,214,948
New York Liberty Development Corp. - Goldman Sachs Headquarters LLC	5.50%		10/1/2037	A2		3,650,000	4,259,591
New York Liberty Development Corp. - One Bryant Park LLC	2.80%		9/15/2069	Baa1		4,630,000	4,271,499
New York State Energy Research & Development Authority - New York State Electric & Gas Corp	4.00%		4/1/2034	A-		2,030,000	2,062,439
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+		500,000	494,911
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+		1,500,000	1,408,002
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+		1,000,000	1,040,451
New York Transportation Development Corp. - American Airlines Inc AMT	2.25%		8/1/2026	BB	(b)	105,000	102,105
New York Transportation Development Corp. - American Airlines Inc AMT	3.00%		8/1/2031	BB	(b)	1,000,000	932,560
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+		1,165,000	1,212,944

See Notes to Schedule of Investments.	193

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%	8/1/2036	B+		$1,025,000	$1,073,341
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2035	Baa3		1,000,000	1,037,655
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%	12/1/2038	Baa1		3,600,000	3,457,793
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%	11/1/2042	B		1,750,000	1,641,653
Westchester County Local Development Corp. - Miriam Osborn Memorial Home Association Obligated Group NY	5.00%	7/1/2034	A	(b)	200,000	206,441
Total						50,274,031

Education 10.22%
Build NYC Resource Corp. - East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%	6/1/2042	BB		1,000,000	1,060,905
Build NYC Resource Corp. - Kipp NYC Public Charter Schools NY	5.25%	7/1/2052	BBB-		1,250,000	1,291,751
Build NYC Resource Corp. - Manhattan College NY	5.00%	8/1/2033	BBB		1,125,000	1,144,529
Build NYC Resource Corp. - New York Law School	5.00%	7/1/2041	BBB-		1,175,000	1,157,057
Build NYC Resource Corp. - Packer Collegiate Institute NY	5.00%	6/1/2040	A2		1,690,000	1,694,857
City of New Rochelle - Iona College NY	5.00%	7/1/2028	BBB		205,000	206,393
City of New Rochelle - Iona College NY	5.00%	7/1/2029	BBB		250,000	251,653
City of New Rochelle - Iona College NY	5.00%	7/1/2030	BBB		220,000	221,397
City of New Rochelle - Iona College NY	5.00%	7/1/2031	BBB		200,000	201,228
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2045	BBB-		1,000,000	1,018,543
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2051	BBB-		1,000,000	1,010,165
Dutchess County Local Development Corp. - Culinary Institute of America NY	4.00%	7/1/2035	Baa2		1,145,000	1,112,203
Dutchess County Local Development Corp. - Culinary Institute of America NY	4.00%	7/1/2037	Baa2		965,000	921,365
Dutchess County Local Development Corp. - Culinary Institute of America NY	4.00%	7/1/2040	Baa2		425,000	390,310

194	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Dutchess County Local Development Corp. - Culinary Institute of America NY	5.00%	7/1/2033	Baa2	$390,000	$395,293
Dutchess County Local Development Corp. - Culinary Institute of America NY	5.00%	7/1/2041	Baa2	200,000	201,149
Dutchess County Local Development Corp. - Culinary Institute of America NY	5.00%	7/1/2046	Baa2	275,000	275,712
Dutchess County Local Development Corp. - Marist College NY	5.00%	7/1/2043	A2	2,120,000	2,192,984
Dutchess County Local Development Corp. - Millbrook School NY	4.00%	9/1/2051	A	1,530,000	1,375,337
Dutchess County Local Development Corp. - Vassar College NY	5.00%	7/1/2034	Aa3	275,000	285,590
Hempstead Town Local Development Corp. - Hofstra University NY	5.00%	7/1/2042	A	545,000	558,492
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2034	BBB	825,000	836,899
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2037	BBB	630,000	636,675
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2039	BBB	555,000	559,135
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGM)	3.00%	3/1/2049	AA	2,050,000	1,522,282
New York State Dormitory Authority - Barnard College	4.00%	7/1/2034	A3	460,000	466,737
New York State Dormitory Authority - Barnard College	4.00%	7/1/2036	A3	325,000	328,015
New York State Dormitory Authority - Barnard College	4.00%	7/1/2037	A3	750,000	755,024
New York State Dormitory Authority - Cornell University	5.50%	7/1/2054	Aa1	5,625,000	6,314,068
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	BBB+	2,200,000	2,199,829
New York State Dormitory Authority - Iona College	5.00%	7/1/2046	BBB	375,000	381,474
New York State Dormitory Authority - New School	4.00%	7/1/2047	A3	1,000,000	949,230
New York State Dormitory Authority - New York Institute of Technology NY	5.25%	7/1/2049	BBB	2,410,000	2,559,264
New York State Dormitory Authority - New York Institute of Technology NY	5.25%	7/1/2054	BBB	1,485,000	1,566,645

See Notes to Schedule of Investments.	195

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority - New York University NY	5.00%	7/1/2045	Aa2	$1,000,000	$1,004,849
New York State Dormitory Authority - Pace University	5.00%	5/1/2035	BBB-	2,000,000	2,179,838
New York State Dormitory Authority - Pace University	5.50%	5/1/2049	BBB-	3,250,000	3,509,729
New York State Dormitory Authority - Pratt Institute	5.00%	7/1/2039	A2	1,045,000	1,058,398
New York State Dormitory Authority - St John’s University	5.00%	7/1/2027	A-	250,000	251,839
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	2/15/2041	NR	5,000	5,255
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2037	BBB-	1,000,000	1,040,801
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2042	BBB-	1,030,000	1,051,391
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2038	Baa2	150,000	142,899
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2040	Baa2	300,000	279,259
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2041	Baa2	415,000	382,884
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2035	Baa2	365,000	380,133
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2036	Baa2	465,000	482,916
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2046	Baa2	600,000	605,009
Schenectady County Capital Resource Corp. - Trustees of Union College NY	5.25%	7/1/2052	A1	740,000	800,319
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2037	Baa2	455,000	470,696
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2038	Baa2	475,000	489,361
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2041	Baa2	160,000	162,358
Troy Capital Resource Corp. - Rensselaer Polytechnic Institute NY	4.00%	9/1/2040	A3	1,000,000	967,830

196	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Troy Capital Resource Corp. - Rensselaer Polytechnic Institute NY	5.00%		8/1/2032	A3		$1,495,000	$1,514,306
Troy Capital Resource Corp. - Rensselaer Polytechnic Institute NY	5.00%		9/1/2034	A3		1,200,000	1,299,123
Troy Capital Resource Corp. NY	4.00%		9/1/2034	A3		855,000	860,094
Troy Capital Resource Corp. NY	4.00%		9/1/2035	A3		395,000	395,538
Troy Capital Resource Corp. NY	4.00%		9/1/2036	A3		1,140,000	1,135,933
Westchester County Local Development Corp. - Miriam Osborn Memorial Home Association Obligated Group NY	5.00%		7/1/2042	A	(b)	450,000	458,085
Westchester County Local Development Corp. - Sarah Lawrence College NY	4.00%		6/1/2033	BBB-		1,710,000	1,645,729
Total							58,616,762

General Obligation 10.09%
City of Long Beach NY GO (BAM)	5.25%		7/15/2034	AA		510,000	560,308
City of Long Beach NY GO (BAM)	5.25%		7/15/2035	AA		400,000	437,792
City of Long Beach NY GO (BAM)	5.25%		7/15/2036	AA		300,000	327,227
City of Long Beach NY GO (BAM)	5.25%		7/15/2037	AA		810,000	880,398
City of Long Beach NY GO (BAM)	5.25%		7/15/2042	AA		500,000	533,065
City of New York NY GO	4.125%		8/1/2053	AA		2,230,000	2,178,874
City of New York NY GO	5.00%		10/1/2037	AA		2,500,000	2,605,204
City of New York NY GO	5.25%		9/1/2043	AA		1,150,000	1,258,852
City of New York NY GO	5.25%		10/1/2047	AA		3,840,000	4,158,453
City of New York NY GO	5.25%		3/1/2049	AA		2,500,000	2,728,931
City of New York NY GO	5.25%		9/1/2050	AA		2,500,000	2,735,546
City of New York NY GO	5.25%		4/1/2054	AA		1,500,000	1,627,806
City of New York NY GO	5.50%		5/1/2044	AA		2,085,000	2,303,374
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR		244,309	165,585
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR		781,880	479,879
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR		189,842	187,132
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR		170,642	166,527
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR		146,457	141,399
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR		105,570	106,196
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR		209,517	217,207
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR		206,118	219,684
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR		215,202	235,513
County of Nassau NY GO	4.00%		4/1/2053	Aa2		2,140,000	2,060,734
Hudson Yards Infrastructure Corp. NY	5.00%		2/15/2042	AA		5,595,000	5,727,999

See Notes to Schedule of Investments.	197

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
Jefferson County Civic Facility Development Corp. - Samaritan Medical Center Obligated NY	5.00%	11/1/2037	BB		$2,000,000	$1,963,485
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	2/1/2051	AAA		3,750,000	3,585,087
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	11/1/2040	AAA		2,000,000	2,230,522
New York State Dormitory Authority	5.00%	3/15/2053	AA+		2,500,000	2,657,452
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	4.00%	3/15/2044	AA+		2,540,000	2,496,373
New York State Thruway Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2053	AA+		1,550,000	1,643,598
New York State Urban Development Corp.	5.00%	3/15/2044	Aa1		3,000,000	3,260,689
New York State Urban Development Corp.	5.00%	3/15/2050	Aa1		5,000,000	5,341,093
New York State Urban Development Corp. - State of New York Personal Income Tax Revenue	5.00%	3/15/2050	Aa1		2,500,000	2,644,640
Total						57,866,624

Health Care 13.47%
Brookhaven Local Development Corp. - Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2045	BBB	(b)	1,170,000	1,091,389
Brookhaven Local Development Corp. - Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2055	BBB	(b)	1,000,000	879,189
Brookhaven Local Development Corp. - Long Island Community Hospital At NYU Langone Health Obligated NY	3.375%	10/1/2040	A		365,000	323,127
Broome County Local Development Corp. - United Health Services Hospitals Obligated Group NY (AGM)	3.00%	4/1/2036	AA		1,030,000	936,776
Broome County Local Development Corp. - United Health Services Hospitals Obligated Group NY (AGM)	3.00%	4/1/2037	AA		1,500,000	1,348,146
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2025	B-		300,000	299,694
Buffalo & Erie County Industrial Land Development Corp. - Orchard Park CCRC Inc NY	5.00%	11/15/2037	BBB	(b)	1,000,000	1,004,926

198	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2044	BBB	$1,250,000	$1,157,800
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2049	BBB	3,620,000	3,242,216
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	5.00%	7/1/2035	BBB	1,765,000	1,788,540
Genesee County Funding Corp. - Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+	1,000,000	1,039,582
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	4.00%	12/1/2035	BBB+	600,000	587,204
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	4.00%	12/1/2036	BBB+	450,000	438,610
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	5.00%	12/1/2034	BBB+	250,000	254,324
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2027	A-	625,000	625,491
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2028	A-	2,045,000	2,047,150
Nassau County Local Economic Assistance Corp. - Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2033	A-	905,000	905,334
New York City Industrial Development Agency - Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1	2,115,000	1,558,769
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2045	B-	2,895,000	2,443,948
New York State Dormitory Authority - Catholic Health System Obligated Group	5.00%	7/1/2032	B-	500,000	499,982
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	BB-	1,000,000	1,000,585
New York State Dormitory Authority - Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB-	2,900,000	2,897,063

See Notes to Schedule of Investments.	199

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2033	BBB+		$4,340,000	$4,350,404
New York State Dormitory Authority - Icahn School of Medicine Mount Sinai	5.00%	7/1/2034	BBB+		1,750,000	1,753,450
New York State Dormitory Authority - Maimonides Medical Center (FHA)	3.00%	2/1/2050	AA+		1,000,000	780,273
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2036	BBB-		475,000	463,045
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2037	BBB-		1,820,000	1,767,106
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2038	BBB-		1,540,000	1,487,400
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	9/1/2050	BBB-		5,500,000	4,943,764
New York State Dormitory Authority - Montefiore Obligated Group	5.00%	8/1/2035	BBB-		525,000	537,629
New York State Dormitory Authority - Montefiore Obligated Group	5.50%	11/1/2047	BBB-		1,000,000	1,077,530
New York State Dormitory Authority - Northwell Health Obligated Group	4.00%	5/1/2045	A-		2,130,000	2,046,095
New York State Dormitory Authority - Northwell Health Obligated Group	5.00%	5/1/2038	A-		1,005,000	1,096,529
New York State Dormitory Authority - Northwell Health Obligated Group	5.25%	5/1/2054	A-		5,000,000	5,382,864
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-		1,000,000	1,056,685
New York State Dormitory Authority - White Plains Hospital Obligated Group (AGC)	5.50%	10/1/2054	AA		3,000,000	3,313,869
Niagara Area Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-		1,000,000	953,407
Oneida County Local Development Corp. - Mohawk Valley Health System Obligated Group NY (AGM)	4.00%	12/1/2049	AA		4,645,000	4,336,371
Onondaga Civic Development Corp. - Crouse Health Hospital Inc Obligated Group NY	5.125%	8/1/2044	BB	(b)	1,250,000	1,190,449
Onondaga Civic Development Corp. - Crouse Health Hospital Inc Obligated Group NY	5.375%	8/1/2054	BB	(b)	500,000	447,392

200	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Southold Local Development Corp. - Peconic Landing at Southold Inc NY	5.00%		12/1/2045	BBB-	(b)	$1,000,000	$999,998
Tompkins County Development Corp. - Kendal at Ithaca Inc NY	5.00%		7/1/2044	BBB+		920,000	920,383
Westchester County Health Care Corp Obligated Group NY	5.00%		11/1/2046	BB+		2,740,000	2,638,105
Westchester County Health Care Corp Obligated Group NY	6.00%		11/1/2030	BB+		95,000	95,133
Westchester County Health Care Corp Obligated Group NY	6.125%		11/1/2037	BB+		40,000	40,093
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%		11/1/2049	AA		4,295,000	4,767,130
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%		11/1/2053	AA		1,640,000	1,811,264
Westchester County Local Development Corp. - New York Blood Center Inc NY	5.00%		7/1/2035	Baa1		1,510,000	1,642,518
Westchester County Local Development Corp. - New York Blood Center Inc NY	5.00%		7/1/2038	Baa1		950,000	1,021,344
Total							77,290,075

Housing 2.73%
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3		500,000	506,300
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR		2,250,000	2,300,540
New York City Housing Development Corp. - New York City Housing Development Corp	4.55%		11/1/2054	AA+		1,500,000	1,492,223
New York City Housing Development Corp. NY	3.35%		11/1/2065	AA+		1,270,000	950,073
New York State Dormitory Authority	5.00%		7/1/2048	Aa3		1,040,000	1,105,379
New York State Dormitory Authority	5.00%		7/1/2053	Aa3		2,090,000	2,207,784
New York State Dormitory Authority - State University of New York Dormitory Facilities Revenue	5.00%		7/1/2042	Aa3		1,510,000	1,548,811
New York State Housing Finance Agency - 325 Kent LLC (FNMA)	3.95%	#(a)	11/1/2050	Aaa		3,000,000	2,968,341
New York State Housing Finance Agency - New York State Housing Finance Agency	3.15%		11/1/2054	Aa2		1,000,000	766,909
Westchester County Local Development Corp. - Purchase Housing Corp II NY	5.00%		6/1/2047	BBB		1,815,000	1,815,171
Total							15,661,531

See Notes to Schedule of Investments.	201

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other 0.46%
Build NYC Resource Corp. - Children’s Aid Society NY	4.00%	7/1/2049	A+	$2,775,000	$2,615,681

Other Revenue 3.34%
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	5.00%	7/15/2042	Ba1	3,040,000	3,075,690
Build NYC Resource Corp. - Shefa School NY†	5.00%	6/15/2051	NR	1,315,000	1,259,186
New York State Thruway Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2046	AA+	2,500,000	2,675,555
New York State Thruway Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2048	AA+	3,365,000	3,581,270
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%	11/15/2032	AA+	1,250,000	1,417,260
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%	5/15/2054	AA+	1,500,000	1,637,745
Triborough Bridge & Tunnel Authority - Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.50%	5/15/2052	AA+	5,020,000	5,508,056
Total					19,154,762

Special Tax 2.63%
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2040	AA	2,145,000	1,828,640
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2046	AA	3,100,000	2,423,159
New York City Industrial Development Agency - Yankee Stadium LLC NY	4.00%	3/1/2045	Baa1	1,950,000	1,816,532
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGC)	Zero Coupon	3/1/2043	AA	425,000	178,824
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGC)	Zero Coupon	3/1/2044	AA	640,000	254,714
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGC)	Zero Coupon	3/1/2047	AA	385,000	129,584

202	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	3.478% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	$3,590,000	$3,581,364
New York City Transitional Finance Authority(c)	5.50%		5/1/2052	AAA	3,000,000	3,353,340
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%		11/1/2037	AAA	1,370,000	1,544,304
Total						15,110,461

Tax Revenue 14.50%
Metropolitan Transportation Authority Dedicated Tax Fund NY	5.00%		11/15/2049	AA	1,000,000	1,074,632
Metropolitan Transportation Authority Dedicated Tax Fund NY	5.00%		11/15/2051	AA	1,000,000	1,071,775
Metropolitan Transportation Authority Dedicated Tax Fund NY	5.00%		11/15/2052	AA	1,750,000	1,874,370
Metropolitan Transportation Authority Dedicated Tax Fund NY	5.25%		11/15/2054	AA	3,060,000	3,340,222
Metropolitan Transportation Authority NY	5.00%		11/15/2042	AA	2,555,000	2,610,955
New York City Transitional Finance Authority - New York City Transitional Finance Authority Future Tax Secured Revenue(d)	5.50%		11/1/2049	AAA	3,000,000	3,358,716
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		5/1/2053	AAA	1,215,000	1,161,568
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		2/1/2043	AAA	4,000,000	4,090,746
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		5/1/2050	AAA	7,350,000	7,904,546
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		5/1/2053	AAA	2,500,000	2,656,497
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%		5/1/2051	AAA	6,205,000	6,774,670
New York City Transitional Finance Authority NY	5.25%		2/1/2053	AAA	1,750,000	1,902,024
New York City Transitional Finance Authority NY	5.50%		5/1/2047	AAA	5,000,000	5,579,116
New York Convention Center Development Corp. - New York City Hotel Unit Fee Revenue	5.00%		11/15/2040	A2	4,585,000	4,604,275

See Notes to Schedule of Investments.	203

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Dormitory Authority - State of New York Personal Income Tax Revenue	5.00%	3/15/2035	AA+	$1,100,000	$1,110,420
New York State Dormitory Authority - State of New York Personal Income Tax Revenue(c)	5.25%	3/15/2052	Aa1	3,500,000	3,812,200
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%	3/15/2043	AA+	2,550,000	2,648,979
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%	3/15/2049	Aa1	2,000,000	2,148,839
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%	3/15/2051	Aa1	2,385,000	2,559,719
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%	3/15/2052	Aa1	3,000,000	3,220,166
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%	3/15/2053	Aa1	2,375,000	2,547,628
New York State Dormitory Authority - State of New York Sales Tax Revenue	5.00%	3/15/2054	Aa1	1,500,000	1,608,183
New York State Urban Development Corp.	5.00%	3/15/2048	Aa1	2,750,000	2,945,984
New York State Urban Development Corp.	5.00%	3/15/2053	Aa1	1,835,000	1,956,913
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	196,000	164,668
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	708,000	545,227
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	779,000	549,878
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	7,476,000	1,755,314
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	510,000	503,685
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	1,189,000	1,176,904
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	64,000	62,507
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	250,000	250,157
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	380,000	380,238

204	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	$1,325,000	$1,307,638
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	180,000	177,129
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	1,922,000	1,918,527
Territory of Guam	4.00%	1/1/2042	Baa3	750,000	713,525
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.00%	5/15/2054	AA+	1,050,000	1,123,601
Total					83,192,141

Taxable Revenue - Water & Sewer 2.39%
New York City Municipal Water Finance Authority	5.25%	6/15/2053	AA+	5,715,000	6,265,011
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.00%	6/15/2040	AA+	4,560,000	4,734,636
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%	6/15/2054	AA+	2,500,000	2,729,274
Total					13,728,921

Tobacco 2.46%
Erie Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2055	NR	8,000,000	619,673
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	20,000,000	904,356
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	10,000,000	458,746
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	15,000,000	921,093
Nassau County Tobacco Settlement Corp. NY	5.125%	6/1/2046	CCC+	2,085,000	1,826,525
New York Counties Tobacco Trust IV	Zero Coupon	6/1/2060	NR	20,000,000	1,189,446
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	10,575,000	735,576
Suffolk Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2066	NR	7,700,000	727,133
TSASC, Inc. NY	5.00%	6/1/2034	A-	1,000,000	1,025,761
TSASC, Inc. NY	5.00%	6/1/2035	A-	300,000	307,196
TSASC, Inc. NY	5.00%	6/1/2036	A-	100,000	102,206
TSASC, Inc. NY	5.00%	6/1/2041	A-	545,000	550,898

See Notes to Schedule of Investments.	205

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
TSASC, Inc. NY	5.00%		6/1/2048	NR		$3,300,000	$3,027,192
Westchester Tobacco Asset Securitization Corp. NY	5.125%		6/1/2051	BB-		1,845,000	1,736,898
Total							14,132,699

Transportation 24.39%
Metropolitan Transportation Authority NJ	5.00%		11/15/2040	A-		2,500,000	2,505,742
Metropolitan Transportation Authority NY	4.00%		11/15/2051	A-		3,200,000	3,000,509
Metropolitan Transportation Authority NY	4.75%		11/15/2045	A-		3,255,000	3,325,317
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A-		1,730,000	1,751,785
Metropolitan Transportation Authority NY	5.00%		11/15/2030	A-		1,885,000	1,932,462
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A3		3,030,000	3,243,833
Metropolitan Transportation Authority NY	5.00%		11/15/2046	A-		1,250,000	1,258,828
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A-		2,115,000	2,183,079
Metropolitan Transportation Authority NY	5.25%		11/15/2028	A-		3,740,000	3,795,552
Metropolitan Transportation Authority NY	5.50%		11/15/2047	A-		3,135,000	3,451,949
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	5.375%		6/30/2060	Baa3		6,945,000	7,153,375
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	6.00%		6/30/2054	Baa3		10,000,000	10,702,355
New York State Thruway Authority - Junior Lien	5.00%		1/1/2036	A1		1,510,000	1,530,159
New York State Thruway Authority NY	5.25%		1/1/2054	Aa3		1,500,000	1,622,325
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa3		3,625,000	3,465,749
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa3		3,295,000	3,362,438
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa3		2,645,000	2,706,016
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%		4/1/2040	BBB-		1,500,000	1,594,255
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%		4/1/2035	BBB-		1,500,000	1,671,295
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%		10/31/2041	BBB-	(b)	860,000	785,938
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	4.00%		4/30/2053	BBB-	(b)	4,910,000	4,160,684
New York Transportation Development Corp. - JFK International Air Terminal LLC	4.00%		12/1/2042	Baa1		1,800,000	1,722,198

206	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%		12/1/2039	Baa1	$345,000	$328,549
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%		12/1/2040	Baa1	1,400,000	1,321,006
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%		12/1/2041	Baa1	2,950,000	2,757,145
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2042	Baa1	1,020,000	1,050,205
New York Transportation Development Corp. - JFK Millennium Partners LLC AMT	5.50%		12/31/2060	BBB-	15,000,000	15,836,775
New York Transportation Development Corp. - JFK NTO LLC	5.50%		6/30/2060	Baa3	8,380,000	8,790,512
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%		6/30/2049	Baa3	2,500,000	2,596,541
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2033	Baa2	2,840,000	2,782,574
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2046	Baa2	2,315,000	2,054,480
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%		1/1/2050	Baa2	13,805,000	13,804,768
Port Authority of New York & New Jersey	5.00%		10/15/2041	AA-	4,090,000	4,120,312
Port Authority of New York & New Jersey	5.00%		7/15/2046	AA-	1,250,000	1,362,909
Port Authority of New York & New Jersey	5.00%		7/15/2053	AA-	1,000,000	1,068,389
Port Authority of New York & New Jersey	5.00%		7/15/2053	AA-	2,000,000	2,136,777
Port Authority of New York & New Jersey	5.00%		9/1/2054	AA-	2,675,000	2,876,156
Port Authority of New York & New Jersey AMT	5.00%		7/15/2036	AA-	2,500,000	2,696,961
Port Authority of New York & New Jersey AMT	5.50%		8/1/2052	AA-	4,225,000	4,553,864
Triborough Bridge & Tunnel Authority NY	5.25%		11/15/2053	AA-	2,650,000	2,875,719
Total						139,939,485

Utilities 4.54%
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	1,000,000	1,010,416
Long Island Power Authority NY	5.00%		9/1/2053	A	2,000,000	2,128,304
Long Island Power Authority NY	5.00%		9/1/2054	A	5,000,000	5,343,901

See Notes to Schedule of Investments.	207

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%	6/15/2048	AA+	$2,050,000	$2,245,117
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	5.25%	6/15/2053	AA+	3,000,000	3,264,646
New York City Municipal Water Finance Authority NY	5.25%	6/15/2054	AA+	2,500,000	2,719,207
New York State Environmental Facilities Corp. - State of New York State Revolving Fund	5.25%	9/15/2052	AAA	4,470,000	4,861,533
New York State Environmental Facilities Corp. - State of New York State Revolving Fund	5.25%	6/15/2053	AAA	3,000,000	3,309,004
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2042	NR	700,000	658,398
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%	7/1/2030	NR	500,000	520,844
Total					26,061,370
Total Municipal Bonds (cost $589,172,922)					573,644,543
Total Investments in Securities 99.98% (cost $589,172,922)					573,644,543
Other Assets and Liabilities – Net(e) 0.02%					91,243
Net Assets 100.00%					$573,735,786

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
FNMA	Federal National Mortgage Association.
NR	Not Rated.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2024, the total value of Rule 144A securities was $24,547,932, which represents 4.28% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2024.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(d)	Securities purchased on a when-issued basis.
(e)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

208	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND December 31, 2024

Futures Contracts at December 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2025	88	Short	$(10,262,085)	$(10,018,250)	$243,835

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$573,644,543	$–	$573,644,543
Total	$–	$573,644,543	$–	$573,644,543
Other Financial Instruments
Futures Contracts
Assets	$243,835	$–	$–	$243,835
Liabilities	–	–	–	–
Total	$243,835	$–	$–	$243,835

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust .

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	209

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Income Municipal Bond Fund (“High Income”)	A,C,F,F3 and I
Lord Abbett Short Duration High Income Municipal Bond Fund (“Short Duration High Income”)	A,C,F,F3 and I
Lord Abbett Sustainable Municipal Bond Fund (“Sustainable”)	A,C,F,F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate, National, High Income, Short Duration High Income, Sustainable and California are diversified as defined in the Act. New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Income and Short Duration High Income) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Income and Short Duration High Income is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own

210

Notes to Schedule of Investments (unaudited)(continued)

electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 -	unadjusted quoted prices in active markets for identical investments;

●	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

211

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2024, the Funds did not have any securities on loan.

212

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